                                                 1933 Act File No. 33-48907
                                                 1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  -----

    Pre-Effective Amendment No.         ....................
                                --------                          -----

    Post-Effective Amendment No.    33   ...................        X
                                 --------                         -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.    33   ..................................        X
                  --------                                        -----

                           MARSHALL FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street

                        Milwaukee, Wisconsin 53202
                 (Address of Principal Executive Offices)

                                 (414) 287-8555

                         (Registrant's Telephone Number)

                          Michael A. Hatfield, Esquire

                             770 North Water Street

                        Milwaukee, Wisconsin 53202
                  (Name and Address of Agent for Service)
             (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X_ immediately upon filing pursuant to paragraph (b) on _____________ pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a)(i) on
_________________ pursuant to paragraph (a)(i) _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Janet Olsen, Esquire
               Bell, Boyd & Lloyd
               Three First National Plaza

               70 West Madison Street, Suite 3300
               Chicago, Illinois 60602-4207

[Graphic Representation Omitted--See Appendix]


Marshall Money Market Fund

The Institutional Class of Shares

(Class I)


Risk/Return Profile	2
Fees and Expenses of the Fund	3
The Main Risks of Investing in the Fund	4
Securities Descriptions	5
How to Buy Shares	7
How to Redeem Shares	9
Account and Share Information	11
Marshall Funds, Inc. Information	12
Financial Highlights	13

An investment in Marshall Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
October 31, 2000

[Graphic Representation Omitted--See Appendix]

Risk/Return Profile

[Graphic Representation Omitted--See Appendix]

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Adviser uses a "bottom-up" approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks, and liquidity risks.


Annual Total Return (calendar years 1993-1999)

[Graphic Representation Omitted--See Appendix]

Total Return
Best quarter	(2Q95)	45%
Worst quarter	(2Q93)	0.72%
Year-to-date	(3Q00)	4.55%
7-Day Net Yield
7-Day Net Yield (as of 12/31/99)*	5.66%

Average Annual Total Return through 12/31/99**

			Since 11/23/92
	1 Year	5 Year	inception
Fund	5.04%	5.39%	4.83%
MFRA	4.61%	5.57%	4.44%

*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-580-FUND (3863).

**The table shows the Fund's average annual total returns over a period of time relative to the Money Fund Report AveragesTM (MFRA) (formerly IBC Financial Data), an average of money funds with similar objectives.

As with all mutual funds, past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Investor Class of Shares of the Fund which are not offered in this prospectus, are not sold subject to a sales charge (load), and have returns based on net asset value. The returns for Institutional Class of Shares are not presented because they are for a period of less than one year. Institutional Class of Shares returns would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.


Fees and Expenses of the Fund

[Graphic Representation Omitted--See Appendix]


This table describes the fees and expenses that you may pay if you buy and hold Institutional Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	0.15%(2)
Distribution (12b-1) Fee	None
Shareholder Services Fee	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses(1)	0.26%
(1) Although not contractually obligated to do so, the adviser expects to waive certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2001 are shown below.
Total Annual Fund Operating Expenses (after waivers)	0.21%
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses (after waivers) were 0.29% and 0.24%, respectively for the fiscal year ended August 31, 2000.
(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) will be 0.10% for the fiscal year ending August 31, 2001. The management fee paid by the fund (after the voluntary waiver) was 0.10% for the fiscal year ended August 31, 2000.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company, an affiliate of the adviser, receives custodial and administrative fees for the services it provides to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Fund's Institutional Class of Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Class of Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Institutional Class of Shares

1 Year	$ 27
3 Years	$ 84
5 Years	$146
10 Years	$331

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.


[Graphic Representation Omitted--See Appendix]

The Main Risks of Investing in the Fund

As with all money market funds, the Fund is subject to certain risks, which are described below.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or "called"). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield.


Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.


Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Securities Descriptions

Following is a description of the main securities in which the Fund invests.

Commercial Paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Mortgage Backed Securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset Backed Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

How to Buy Shares

[Graphic Representation Omitted--See Appendix]


Who May Purchase Institutional Class? Institutional Class of Shares are for institutional investors that invest on their own behalf. To open an account with the Fund, the first investment must be at least $10 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

What Do Shares Cost? You can buy Institutional Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the Fund is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, the Fund's portfolio is valued using market prices.


How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire.


Your purchase order must be received by the Fund by 2:00 p.m. (Central Time) to receive dividends on that day. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.


In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a federal tax identification number.

Fund Purchase Easy Reference Table

[Graphic Representation Omitted--See Appendix]

Wire

[Graphic Representation Omitted--See Appendix]

  If a new account, fax completed Account Application to: Marshall Funds Investor Services at 1-414-287-8511.
  Mail a completed Account Application to the following address:

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  Notify MFIS at 1-800-236-FUND (3863) by 2:00 p.m. (Central Time).
  Then wire the money to:

M&I Marshall & Ilsley Bank
ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480;


Further credit to: Institutional Class of Shares Money Market Fund
Re: [Shareholder name and Account number].


  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

Phone

[Graphic Representation Omitted--See Appendix]

  Once you have opened an account and if you authorized telephone privileges in your Account Application or by subsequently completing an authorization form, you may purchase additional shares by calling MFIS at 1-800-236-FUND (3863).

How to Redeem Shares

[Graphic Representation Omitted--See Appendix]

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS.

Redemption requests for the Fund must be received by 2:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Fund Redemption Easy Reference Table

Phone

[Graphic Representation Omitted--See Appendix]

  If you have authorized the telephone redemption privilege in your Account Application or by a subsequent authorization form, you may redeem shares by telephone.

Wire/Electronic Transfer

[Graphic Representation Omitted--See Appendix]

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your Account Application or subsequent form.
  Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.
  Redemption requests for the Fund must be received by 2:00 p.m. (Central Time) if you want the proceeds to be wired the same day.

[Graphic Representation Omitted--See Appendix]

Additional Conditions for Redemptions

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the Account Application to effect transactions on behalf of the organization.

Account and Share Information

[Graphic Representation Omitted--See Appendix]

Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

Dividends and Capital Gains. Dividends of the Fund are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your Shares, through the day your Shares are redeemed.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Tax Information

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

[Graphic Representation Omitted--See Appendix]

Marshall Funds Inc. Information>

Marshall Fund, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202.


Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2000, the Adviser had approximately $11.5 billion in assets under management, of which $5.5 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.


Portfolio Manager. The Fund is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the Fund since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.15% of the Fund's average daily net assets.

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, Marshall Funds Investor Services.


M&I Trust is the administrator of the Marshall Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund's average daily net assets (ADNA) as follows:

Maximum Fee	Fund's ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion


All fees of the sub-administrator will be paid by M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.

Marshall & Ilsley Trust Company receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.


Financial Highlights Institutional Class of Shares

[Graphic Representation Omitted--See Appendix]

The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if a life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Fund's independent auditors for the fiscal year ended August 31, 2000. Their report dated October 13, 2000 is included in the Annual Report for the Fund, which is incorporated by reference. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Fund.

Further information about the performance of the Fund is contained in the Fund's Annual Report dated August 31, 2000, which may be obtained free of charge.

(For a share outstanding throughout the period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Distributions to Shareholders from Net Investment Income	Net Asset Value, End of Period	Total Return(2)				Net Assets, End of Period (000 Omitted)
						Ratios to Average Net Assets
						Expenses	Net Investment Income	Expense Waiver/ Reimbursement(4)
2000(1)	$1.00	0.03	(0.03)	$1.00	2.63%	0.24%(3)	6.51%(3)	0.05%(3)	$141,909

(1) Reflects operations for the period from April 3, 2000 (start of performance) to August 31, 2000.

(2) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(3) Computed on an annualized basis.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.


A Statement of Additional Information (SAI) dated October 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and make inquiries, write to or call Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348

414-287-8555 or 800-236-FUND (3863)

Internet address: http://www.marshallfunds.com

TDD: Speech and Hearing Impaired Services 1-800-209-3520

Federated Securities Corp. Distributor

Cusip 572353696

25147 (10/00)

Investment Company Act File No. 811-7047

STATEMENT OF ADDITIONAL INFORMATION

MARSHALL MONEY MARKET FUND

A Portfolio of Marshall Funds, Inc.

THE INSTITUTIONAL CLASS OF SHARES

(CLASS I)

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Marshall Money Market Fund
Institutional Class of Shares shares, dated October 31, 2000. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or Annual Report without charge by calling Marshall Funds Investor
Services at 414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall
Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).

P.O. BOX 1348
MILWAUKEE, WISCONSIN 53201-1348

october 31, 2000

                                    CONTENTS

                                    How are the Marshall Funds Organized?
                                        1

                                    Securities in Which the Fund Invests
                                    1
                                    Securities Descriptions, Techniques
                                    and Risks                           2
                                    Investment Limitations              6
                                    Determining Market Value of Securities
                                        8

                                    What Do Shares Cost?                9
                                    How is the Fund Sold?               9
                                    How to Buy Shares                   9
                                    Account and Share Information       10
                                    What are the Tax Consequences?      10
                                    Who Manages the Fund?               11
                                    How Does the Fund Measure Performance?
                                       14

                                    Performance Comparisons             15
                                    Economic and Market Information     16
                                    Financial Statements                16
                                    Addresses                           17

25241 (10/00)
CUSIP 572353696

FEDERATED SECURITIES CORP.
-------------------------------
Distributor

A subsidiary of FEDERATED
INVESTORS, INC.

HOW ARE THE MARSHALL FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and the Fund. This Statement uses the same terms as defined in the prospectus.

The definitions of the terms series and class in the Wisconsin Business
Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the prospectus and this Statement of
Additional Information. The Articles of Incorporation of the Corporation
reconcile this inconsistency in terminology, and provide that the prospectus and
Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code.

SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a: o P =
PRINCIPAL investment of the Fund (shaded in chart); or o A = ACCEPTABLE (but not principal) investment of the Fund

---------------------------------------------------
SECURITIES                      MONEY MARKET FUND

---------------------------------------------------
---------------------------------------------------
ASSET-BACKED SECURITIES 1               A
--------------------------------
---------------------------------------------------
BANK INSTRUMENTS 2                      P

---------------------------------------------------
--------------------------------
BORROWING                               A
--------------------------------
---------------------------------------------------
DEBT OBLIGATIONS                        P

--------------------------------
---------------------------------------------------
DEMAND MASTER NOTES                     P

---------------------------------------------------
--------------------------------
DERIVATIVE CONTRACTS AND                A
SECURITIES

---------------------------------------------------
---------------------------------------------------
FIXED RATE DEBT OBLIGATIONS             A
--------------------------------
---------------------------------------------------
FLOATING RATE DEBT OBLIGATIONS          P

---------------------------------------------------
---------------------------------------------------
FORWARD COMMITMENTS,                    A
WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

--------------------------------
---------------------------------------------------
FUNDING AGREEMENTS                      A
---------------------------------------------------
---------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS         A

---------------------------------------------------
---------------------------------------------------
ILLIQUID AND RESTRICTED                 A
SECURITIES 3

---------------------------------------------------
---------------------------------------------------
LENDING OF PORTFOLIO SECURITIES         A

---------------------------------------------------
---------------------------------------------------
MORTGAGE-BACKED SECURITIES              A
---------------------------------------------------
---------------------------------------------------
PRIME COMMERCIAL PAPER 4                P

--------------------------------
---------------------------------------------------
REPURCHASE AGREEMENTS                   P

---------------------------------------------------
--------------------------------
REVERSE REPURCHASE AGREEMENTS 5         A

---------------------------------------------------
---------------------------------------------------
SECURITIES OF OTHER INVESTMENT          A
COMPANIES

---------------------------------------------------
---------------------------------------------------
U.S. GOVERNMENT SECURITIES              A
---------------------------------------------------
---------------------------------------------------
VARIABLE RATE DEMAND NOTES              A
---------------------------------------------------
1. The Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days.

---------------------------------------------------------------------------
2. The Fund may purchase foreign Bank Instruments to 5% of total assets. 3. The
Fund may invest up to 10% of its assets in illiquid securities. 4. The Fund may purchase commercial paper rated in the two highest rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality. 5. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables.
Almost any type of fixed income asset (including other fixed income securities)
may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed securities may also resemble some types of CMOs.

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

BANK INSTRUMENTS. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the
Savings Association Insurance Fund, which are administered by the Federal
Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as
Bank Instruments.

     FOREIGN BANK INSTRUMENTS.  Eurodollar Certificates of Deposit (ECDs),
     Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time
     Deposits (ETDs) are all U.S. dollar denominated certificates of deposit.  ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of net assets, and pledge some assets as collateral. When the Fund borrows it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CORPORATE DEBT SECURITIES are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

CREDIT ENHANCEMENT. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

CREDIT QUALITY. The fixed income securities in which a Fund invest will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an
NRSRO's four highest ratings. Securities receiving the fourth highest rating
(Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Fund is subject to Rule 2a-7 under the Investment
Company Act of 1940, and will follow the credit quality requirements of the
Rule.

COMMERCIAL PAPER AND RESTRICTED AND ILLIQUID SECURITIES. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans)
to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Fund may invest in commercial paper issued under Section 4(2) of the
Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the
Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution.
Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2)
commercial paper, thus providing liquidity. The Fund believes that Section 4(2)
commercial paper and certain other restricted securities which meet the
Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

DEMAND FEATURES. The Fund may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a fund to demand payment of the value of the security (plus an accrued interest)
from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain;
if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other
OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. FIXED INCOME SECURITIES. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.
This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     FIXED RATE DEBT SECURITIES. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt. As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10%
     is more valuable to investors when prevailing interest rates are lower;
     therefore, this value is reflected in higher price, or a premium.
     Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     FLOATING RATE DEBT SECURITIES. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR);
     commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the
Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower.
The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Fund currently lends its portfolio securities through Marshall & Ilsley Trust Company
(M&I Trust Company), as agent, and reimburse M&I Trust Company for its costs.
The Fund and M&I Trust Company have applied to the Securities and Exchange
Commission for an order that would permit M&I Trust Company to charge, and the
Fund to pay, market-based compensation for M&I Trust Company's services.

SECURITIES LENDING RISKS. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.

MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making
IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields.
Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields.
As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate.
In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps
PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the
Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class
CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the
Internal Revenue Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United
States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. REPURCHASE AGREEMENTS AND REVERSE
REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements.
These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income with stability of principal. The investment objective of the Fund may not be changed by the Fund's
Board without Shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed for the Fund unless authorized by the "majority of the outstanding voting securities" of the Fund, as defined by the Investment Company Act. SELLING SHORT
AND BUYING ON MARGIN The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING
MONEY The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its net assets including the amounts borrowed; and
except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities. Loans may not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations. INVESTING IN COMMODITIES The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry. UNDERWRITING The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases).

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for the purpose of exercising control or management. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The
Fund will limit its investment in other investment companies to no more than 3%
of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own. INVESTING IN OPTIONS
Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment. The Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits)
issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's fundamental investment limitation only requires such 5%
diversification with respect to 75% of its assets. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized statistical ratings organizations (NRSROs), according to Rule 2a-7.
The Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

DETERMINING MARKET VALUE OF SECURITIES
USE OF THE AMORTIZED COST METHOD

The Directors have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule)
promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

MONITORING PROCEDURES. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than
0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS. The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

WHAT DO SHARES COST?

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "How to Buy Shares" and "What Do Shares Cost?"

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.
Texas residents must purchase shares of the Fund through M&I Brokerage Services,
Inc. at 1-800-236-FUND (3863), or through any authorized broker/dealer.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust Company (but not out of Fund assets). The Distributor and/or
M&I Trust Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, the Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of
1940, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the
Fund's Directors deem fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Shareholders of the Fund are entitled: (i) to one vote per full share of Common
Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of
Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of
Directors will not be able to elect any person or persons to the Board of
Directors.

The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its
By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

As of October 3, 2000, the following shareholder owned of record 5% or more of the Fund's outstanding Institutional Class of Shares shares: MARIL & Co.,
Milwaukee, WI, owned approximately 95,413,263 shares (42.46%); Louisiana
Teachers Retirement System, Princeton, NJ, owned approximately 75,000,000 shares
(33.38%); and MIAZ & Co., Milwaukee, WI, owned approximately 34,298,177 shares
(15.26%).

Shareholders owning 25% or more of the outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Fund, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUND?

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the
Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year ended August 31, 2000. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex.

As of October 3, 2000, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

NAME                                                            AGGREGATE
BIRTHDATE                                                       COMPENSATION
ADDRESS                PRINCIPAL OCCUPATIONS                    FROM
POSITION WITH          FOR PAST 5 YEARS                         CORPORATION
CORPORATION
JOHN DEVINCENTIS       Independent Financial Consultant;            $15,000
--------------------   Retired, formerly, Senior Vice
Age:  66               President of Finance, In-Sink-Erator
c/o Marshall Funds     Division of Emerson Electric.
1000 North Water
Street
Milwaukee, WI

DIRECTOR

JAMES MITCHELL         Group Vice President, Citation               $15,000
Age:  53               Corporation; President and Chief
c/o Marshall Funds     Executive Officer, Interstate Forging
1000 North Water       Industries; Chairman, Ayrshire
Street                 Precision Engineering.
Milwaukee, WI

DIRECTOR

DUANE E. DINGMANN      Retired; formerly President and              $15,000
Age:  69               owner, Trubilt Auto Body, Inc. and
c/o Marshall Funds     Telephone Specialists, Inc.; formerly
1000 North Water       Class B (nonbanking) Director, Ninth
Street                 Federal Reserve District,
Milwaukee, WI          Minneapolis, MN.
DIRECTOR

BARBARA J. POPE        President, Barbara J. Pope, P.C., a          $15,000
Age:  52               financial consulting firm; President,
c/o Marshall Funds     Sedgwick Street Partners LLC; general
1000 North Water       partner of a private investment
Street                 partnership.
Milwaukee, WI
DIRECTOR

JOHN M. BLASER+        Vice President, M&I Trust Company;                $0
Age:  43               formerly, Partner and Chief Financial
1000 North Water       Officer, Artisan Partners Limited
Street                 Partnership; formerly, Chief
Milwaukee, WI          Financial Officer and Principal
PRESIDENT and          Administrative and Finance Officer,
DIRECTOR               Artisan Funds, Inc.; formerly, Senior
                       Vice President, Kemper Securities.
DAVID W. SCHULZ+       President and Director, M&I                       $0
Age:  42               Investment Management Corp.; Vice
1000 North Water       President, M&I Trust Company.
Street
Milwaukee, WI 53202
DIRECTOR

JO A. DALES            Vice President, M&I Trust Company;                $0
Age:  39               formerly, Senior Audit Manager of
1000 North Water       Marshall & Ilsley Corporation and
Street                 Operations Specialist for Firstar

Milwaukee, WI          Trust Company.
VICE PRESIDENT

ANN K. PEIRICK         Assistant Vice President, M&I Trust               $0
Age:  46               Company; formerly, Senior Financial
1000 North Water       Analyst - Community Bank Finance and
Street                 Manager of Corporate Financial
Milwaukee, WI          Analysis, Bank One, Wisconsin.
 TREASURER

BROOKE J. BILLICK      Vice President and Securities                     $0
Age:  46               Counsel, M&I Trust Company, M&I
1000 North Water       Investment Management Corp.;
Street                 formerly, shareholder, Gibbs, Roper,
Milwaukee, WI          Loots & Williams SC.
SECRETARY

ADVISER TO THE FUND

The Adviser conducts investment research and makes investment decisions for the
Fund. The Fund's investment adviser is M&I Investment Management Corp.
(Adviser), a wholly owned subsidiary of M&I Corporation. The Adviser shall not be liable to the Corporation, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser with an issuer.

BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations.

M&I Corp. believes, based on the advice of its counsel, that M&I Investment
Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall
Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If M&I Investment Management Corp. and M&I
Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp.
and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences.

BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or the Adviser and may include: advice as to the advisability of investing in securities;
security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Aggregate total commissions with brokers that provided research were $845,012 on transactions with an aggregate principal value of $542,732,676 during the fiscal year ended August 31, 1999.

ADMINISTRATOR

M&I Trust is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:

      ------------------------------------------
      Maximum Fee*                  Fund's ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%           on the first $250 million
      ------------------------------------------
      ------------------------------------------
      0.095%           on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%            on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%              on assets in excess of
                                   $1.5 billion

      ------------------------------------------
The Administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the Sub-Administrator will be paid by the Administrator.

Federated Services Company is Sub-Administrator to the Fund and is paid by M&I
Trust Company.

The functions performed by M&I Trust Company as administrator include, but are not limited to the following:

o     preparation, filing and maintenance of the Corporation's governing documents, minutes of Directors' meetings and shareholder meetings;

o  preparation and filing with the SEC and state regulatory authorities the
   Corporation's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its shares;

o     preparation, negotiation and administration of contracts on behalf of the Fund;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of the Fund;
   and

o     providing advice to the Fund's and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

M&I Trust Company (M&I Trust Company), Milwaukee, Wisconsin, a subsidiary of M&I
Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

-------------------------------------------------------------------------------------
       ADVISORY FEE PAID/              BROKERAGE         ADMINISTRATIVE FEE PAID*
      ADVISORY FEE WAIVED          COMMISSIONS PAID
                                 ----------------------------------------------------
-------------------------------------------------------------------------------------
   FOR THE FISCAL YEAR ENDED      FOR THE FISCAL YEAR    FOR THE FISCAL YEAR ENDED
           AUGUST 31                     ENDED                   AUGUST 31
                                       AUGUST 31

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
   2000       1999       1998     2000   1999   1998     2000      1999      1998
-------------------------------------------------------------------------------------
$6,537,447/ $8,873,537$7,729,527/N/A    N/A    N/A     $1,564,93$1,477,382 $1,302,763
$3,064,714  $4,436,304$3,846,385
-------------------------------------------------------------------------------------
* For the fiscal years ended August 31, 1999 and 1998, the Administrator to the
Fund was Federated Administrative Services.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the Securities and
Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a
$1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period.
The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

YIELD

The Fund calculates the yield for Institutional Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:

o         determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o     dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The MONEY MARKET FUND's yield for Institutional Class of Shares for the seven-day period ended August 31, 2000, was 6.58%. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD

The Fund's effective yield for Institutional Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.
The MONEY MARKET FUND's effective yield for Institutional Class of Shares for the seven-day period ended August 31, 2000, was 6.79%.

      ------------------------------------------------------------
      FUND                  AVERAGE ANNUAL           YIELD

                             TOTAL RETURN       for the 30-day
                            for the period       period ended
                           ended August 31,     August 31, 2000
                                      2000

                          ----------------------------------------
                          ----------------------------------------
                             INSTITUTIONAL       INSTITUTIONAL

                            CLASS OF SHARES     CLASS OF SHARES

                                 Since Inception

      ------------------------------------------------------------
      ------------------------------------------------------------
      Money Market Fund   2.63%(a)                   6.57%

      ------------------------------------------------------------
      a)   April 3, 2000
PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of the Fund's shares to certain indices;
o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
   Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from sources the Fund believes is reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o      LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.
       From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

o      CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

o      DOW JONES INDUSTRIAL AVERAGE (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o      STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a
       composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
       Nasdaq-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o     BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a
       financial reporting service which publishes weekly average rates of
       50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and
       compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

o      MONEY FUND REPORTTM (formerly, IBC Financial Data) publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and 12 month-to-date investment results for the same money funds.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

o      FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over
       1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o      SEI DATA BASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

o      MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

FINANCIAL STATEMENTS

The Fund's financial statements for the fiscal year ended August 31, 2000, are incorporated herein by reference from the Fund's Annual Reports dated August 31,
2000 (for the fiscal period ended August 31, 2000) and Semi-Annual Reports dated
February 28, 2000 (for the semi-annual period ended February 28, 2000) (File
Nos. 33-48907 and 811-7047). Copies of the Annual Reports and Semi-Annual
Reports for the Fund may be obtained without charge by contacting Marshall Funds
Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND
(3863).

ADDRESSES

MARSHALL MONEY MARKET FUND                      P.O. Box 1348
                                                Milwaukee, Wisconsin

53201-1348

---------------------------------------------------------------------------
DISTRIBUTOR

            Federated Securities Corp.          Federated Investors Tower
1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------
ADVISER

            M&I Investment Management Corp.     1000 North Water Street
                                                Milwaukee, Wisconsin 53202
CUSTODIAN

            Marshall & Ilsley Trust Company     1000 North Water Street
                                                Milwaukee, Wisconsin 53202
TRANSFER AGENT, DIVIDEND DISBURSING AGENT
AND PORTFOLIO ACCOUNTING SERVICES

            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
LEGAL COUNSEL                                               Bell, Boyd &
Lloyd       Three First National Plaza                70 West Madison
Street, Suite 3300                                    Chicago, IL
60602-4207

---------------------------------------------------------------------------

INDEPENDENT AUDITORS

            Ernst & Young LLP                   200 Clarendon Street
                                                Boston, MA 02116-5072

---------------------------------------------------------------------------

Marshall Funds Investor Services       Internet address:
http://www.marshallfunds.com
P.O. Box 1348                          TDD: Speech and Hearing Impaired
Services 1-800-236-209-3520
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)

[Graphic Representation Omitted--See Appendix]


Marshall International Stock Fund
The Institutional Class of Shares

(Class I)


Risk/Return Profile	2
Fees and Expenses of the Fund	3
The Main Risks of Investing in the Fund	4
How to Buy Shares	6
How to Redeem Shares	8
Account and Share Information	10
Marshall Funds, Inc. Information	11
Financial Highlights	15

An international equity mutual fund seeking to provide capital appreciation by investing primarily in a diversified portfolio of common stocks of companies outside of the United States.

Shares of the Marshall International Stock Fund, like shares of all mutual funds, are not bank deposits, federally insured or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus
October 31, 2000

[Graphic Representation Omitted--See Appendix]

Risk/Return Profile

Marshall International Stock Fund

[Graphic Representation Omitted--See Appendix]

Goal: The Fund's goal is to provide capital appreciation.

Strategy: The Fund invests in common stocks of companies located outside the United States. BPI Global Asset Management, LLP is the sub-adviser of the Fund.

BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. The stock selection process begins with identifying companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. The selection process seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund's industry weightings and country weightings in relation to its performance benchmark.

Risks: The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Foreign securities pose additional risks over U.S.-based securities. The Fund is also subject to sector risks. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Annual Total Return (calendar years 1995-1999)


[Graphic Representation Omitted--See Appendix]


Total Return

Best quarter	(4Q99)	40.46%
Worst quarter	(3Q98)	(19.06%)
Year-to-date	(3Q00)	(13.84%)

Average Annual Total Return through 12/31/99*

	1 Year	5 Year	Since 9/1/94 inception

Fund	54.46%	18.74%	16.06%
LIFI	37.83%	15.96%	13.41%
EAFE Index	26.96%	12.83%	11.10%

*The table shows the Fund's average annual total returns over a period of years relative to the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index), which is an index of international stocks, and the Lipper International Index (LIFI), which is an index of funds with similar objectives.

As with all mutual funds, past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Institutional Class of Shares of the Fund which are not offered in this prospectus, are not sold subject to a sales charge (load), and have returns based on net asset value. The returns for Institutional Class of Shares are not presented because they are for a period of less than one year. Institutional Class of Shares returns would be substantially similar because the classes are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses.


Fees and Expenses of the Fund

[Graphic Representation Omitted--See Appendix]


This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	1.00% (2)
Distribution (12b-1) Fee	None
Shareholder Servicing Fee	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses(1)	1.26%
(1) Although not contractually obligated to do so, the adviser expects to waive certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2001 are shown below.
Total Annual Fund Operating Expenses (after waivers)	1.25%
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses (after waivers) were 1.28% and 1.26%, respectively for the fiscal year ended August 31, 2000.
(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waiver) will be 0.99% for the fiscal year ending August 31, 2001. The management fee paid by the Fund (after the voluntary waiver) was 0.98% for the fiscal year ended August 31, 2000.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company, an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Fund's Institutional Class of Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Class of Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 Year	$ 128
3 Years	$ 400
5 Years	$ 692
10 Years	$1,523

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.


[Graphic Representation Omitted--See Appendix]

The Main Risks of Investing in the Fund

Stock Market Risks. The Fund is subject to fluctuation in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the Fund invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens' rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The Fund may incur costs and expenses when making foreign investments that are higher than when making domestic investments, which will affect the Fund's total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign securities change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund's Adviser or Sub-adviser believes it is appropriate to do so in light of the Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by the Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them.

Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

[Graphic Representation Omitted--See Appendix]

How to Buy Shares


What Do Shares Cost? You can buy Institutional Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. NAV is determined for the Fund at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. In calculating NAV, the Fund's portfolio is valued using market prices.


Securities held by the Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's shares.

To open an account with the Fund, your first investment must be at least $1 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

You may also purchase shares through a broker/dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of the Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund's prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Fund by 3:00 p.m. (Central Time) to get that day's NAV. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number

Fund Purchase Easy Reference Table

[Graphic Representation Omitted--See Appendix]

[Graphic Representation Omitted--See Appendix]

Phone

  Once you have opened an account and if you authorize telephone privileges in your Account Application or by subsequently completing an authorization form, you may purchase additional shares by calling MFIS at 1-800-236-FUND (3863).

[Graphic Representation Omitted--See Appendix]

Mail

  To open an account, send your completed Account Application and check payable to "Marshall Funds" to the following address:

                                Marshall Funds Investor Services
                                P.O. Box 1348
                                Milwaukee, WI 53201-1348

  To add your existing Fund account, send in your check, payable to "Marshall Funds," to the same address. Indicate your Fund account number on the check.

[Graphic Representation Omitted--See Appendix]

Wire

   Notify MFIS at 1-800-236-FUND (3863) by 3:00 p.m. (Central Time).
  Then wire the money to:

                               M&I Marshall & Ilsley Bank
                                ABA Number 075000051

  Credit to: Marshall Funds, Deposit Account, Account Number 27480;


  Further credit to: Institutional Class of Shares International Stock Fund Re: [Shareholder name and Account number].


  If a new account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.
  Mail a completed Account Application to the Fund at the address above under "Purchases by Mail."
  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve Wire System are open for business.

[Graphic Representation Omitted--See Appendix]

How to Redeem Shares

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS.

Redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Fund Redemption Easy Reference Table

[Graphic Representation Omitted--See Appendix]

Phone

  If you have authorized the telephone redemption privilege in your Account Application or by a subsequent authorization form, you may redeem shares by telephone.

[Graphic Representation Omitted--See Appendix]

Wire/Electronic Transfer

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your Account Application or subsequent form.
  Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Additional Conditions for Redemptions

[Graphic Representation Omitted--See Appendix]

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

[Graphic Representation Omitted--See Appendix]

Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Dividends and Capital Gains. The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Tax Information

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Marshall Funds, Inc. Information

[Graphic Representation Omitted--See Appendix]

Management of the Marshall Funds. The Board of Directors governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-adviser) to manage the Fund, subject to oversight by the Adviser.


Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2000, the Adviser had approximately $11.5 billion in assets under management and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser's Background. BPI Global Asset Management LLP is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31, 2000, BPI had approximately $2.3 billion of total assets under management. The Sub-adviser's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.


Portfolio Manager. The Fund is managed by Dan Jaworski, founder, Managing Director and Chief Investment officer of the Sub-adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Freres & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets.

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, Marshall Funds Investor Services.


M&I Trust is the administrator of the Marshall Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund's average daily net assets (ADNA) as follows:

Maximum Fee	Fund's ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion


All fees of the sub-administrator will be paid by M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

BPI Global Asset Management LLP (BPI) has served as sub-adviser for the Marshall International Stock Fund ("the Fund") since March 29, 1999. Since the Fund's inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI's Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI's and Mr. Jaworski's historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall International Stock Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE).

	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.
1Q1995 (1)	6.70%	6.46%	5.93%
2Q1995	12.18	11.79	0.73
3Q1995	11.94	11.55	4.17
4Q1995 (2)	4.57	4.20	4.05

(1) Not a full quarter -- excludes performance from 1/1/1995 to 1/31/1995.

(2) Not a full quarter -- excludes performance from 12/1/1995 to 12/31/1995.

Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:

	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the MSCI-EAFE for the same period. In addition, the fund's average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the MSCI-EAFE for the same period.
12/1/95 - 12/31/95	4.02%	3.50%	4.03%
1Q1996	5.09	4.72	2.89
2Q1996	5.89	5.52	1.58
3Q1996	1.57	1.21	-0.13
4Q1996	9.54	9.16	1.59
Annual 1996	23.82	22.08	6.05
1Q1997	4.43	4.06	-1.57

Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI's composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International Stock Fund. The performance information is provided to illustrate BPI's historical performance in managing similar accounts as measured against the MSCI-EAFE Index.


	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. International Funds that use multiple subadvisers, one of which is BPI; and (3) several private accounts with various investment restrictions.
1Q1997	N/A	N/A	N/A
2Q1997	16.96%	16.73%	12.98%
3Q1997	8.67	8.54	-0.70
4Q1997	-3.36	-3.48	-7.83
Annual 997(1)	22.83	22.29	3.40
1Q1998	18.20	18.06	14.71
2Q1998	4.14	4.01	1.06
3Q1998	-12.38	-12.56	-14.21
4Q1998	14.84	14.62	20.66
Annual 1998	23.86	23.06	20.00
1Q1999	0.35	0.15	1.39
2Q1999	6.01	5.75	2.54
3Q1999	4.43	4.16	4.39
4Q1999	41.57	41.25	16.99
Annual 1999	57.43	55.98	26.96
1Q2000	2.08	1.81	-0.11
2Q2000	-10.25	-10.51	-3.96
3Q2000	-4.38	-4.64	-8.07


(1) Not a full year - excludes performance from 1/1/1997 to 3/31/1997.

BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts - "Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to June 30, 2000. Information from that date to September 30, 2000 has not been verified by the Marshall Funds or Federated Securities Corp. and is unaudited.


The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun Trust Commingled Fund and BPI institutional accounts included in BPI's composite differ from the Marshall International Stock Fund, in that they are not subject to:

  the same types of expenses as the Marshall International Stock Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940; and
  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall International Stock Fund.

The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Fund's Statement of Additional Information contains further information on calculation of average annual total returns.

[Graphic Representation Omitted-See Appendix]


Financial Highlights-Institutional Class of Shares


The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if a life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.


The following table has been audited by Ernst & Young LLP, the Funds' independent auditors for the fiscal year ended August 31, 2000. Their report dated October 13, 2000 is included in the Annual Report for the Funds, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Funds.


Further information about the performance of the Fund is contained in the Fund's Annual Report dated August 31, 2000, which may be obtained free of charge.

(For a share outstanding throughout the period)


										Ratios to Average Net Assets
Period Ended August 31,	Net Asset Value, Beginning of Period	Net Operating Loss	Net Realized and Unrealized Gain on Investments and Foreign Currency	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investment Transactions and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(3)	Expenses	Net Investment Loss	Expense Waiver(4)	Net Assets, End of Period (000's Omitted)	Portfolio Turnover Rate
2000(1)	$13.83	(0.02)(2)	4.08	4.06	(0.18)	(1.36)	(1.54)	$16.35	28.34%	1.26%	(0.12%)	(0.02%)	$134,920	225%

(1) Reflects operations for the period from September 1, 1999 (start of performance) to August 31, 2000.

(2) Per share information is based on average shares outstanding.

(3) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown.


A Statement of Additional Information (SAI) dated October 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-236-FUND (3863).

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
800-236-FUND (3863)

Federated Securities Corp.
Distributor

Cusip 572353712
G00714-05 (10/00)
Investment Company Act File No. 811-7047

STATEMENT OF ADDITIONAL INFORMATION

MARSHALL INTERNATIONAL STOCK FUND

A Portfolio of Marshall Funds, Inc.

THE INSTITUTIONAL CLASS OF SHARES

(CLASS I)

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for the Marshall International Stock Fund
Institutional Class of Shares, dated October 31, 2000. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or Annual
Report without charge by calling Marshall Funds Investor Services at
414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds'
Internet site on the World Wide Web at (http://www.marshallfunds.com).

October 31, 2000

                                    CONTENTS

                                    How are the Marshall Funds Organized?
                                        1

                                    Securities in Which the Fund Invests
                                    1
                                    Securities Descriptions, Techniques
                                    and Risks                           2
                                    Investment Limitations              11
                                    Determining Market Value of Securities
                                       12

                                    What Do Shares Cost?                13
                                    How is the Fund Sold?               13
                                    How to Buy Shares                   13
                                    Account and Share Information       14
                                    What are the Tax Consequences?      14
                                    Who Manages the Fund?               15
                                    How Does the Fund Measure Performance?
                                       19

                                    Performance Comparisons             20
                                    Economic and Market Information     21
                                    Financial Statements                21
                                    Appendix                            22
                                    Addresses                           25

PRODUCT CODE (10/00)

CUSIP 572353712

FEDERATED SECURITIES CORP.
-------------------------------
Distributor

A subsidiary of FEDERATED
INVESTORS, INC.

HOW ARE THE MARSHALL FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and the Fund. This Statement uses the same terms as defined in the prospectus.

The definitions of the terms series and class in the Wisconsin Business
Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the prospectus and this Statement of
Additional Information. The Articles of Incorporation of the Corporation
reconcile this inconsistency in terminology, and provide that the prospectus and
Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code.

SECURITIES IN WHICH THE FUND INVESTS

Under normal market conditions, the Fund will invest at least 65% of its assets in equity securities of companies located in at least three different countries outside the United States. Following is a table that indicates which types of securities are a:

o     P = PRINCIPAL investment of the Fund (shaded in chart); or
o     A = ACCEPTABLE (but not principal) investment of the Fund
---------------------------------------------------
SECURITIES                        INTERNATIONAL
                                    STOCK FUND

---------------------------------------------------
---------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS            A
---------------------------------------------------
---------------------------------------------------
ASSET-BACKED SECURITIES 1               A
---------------------------------------------------
---------------------------------------------------
BANK INSTRUMENTS 2                      A
---------------------------------------------------
---------------------------------------------------
BORROWING 3                             A
--------------------------------
---------------------------------------------------
COMMON STOCK                            P

---------------------------------------------------
---------------------------------------------------
COMMON STOCK OF FOREIGN                 P
COMPANIES

---------------------------------------------------
--------------------------------
CONVERTIBLE SECURITIES                  A
---------------------------------------------------
---------------------------------------------------
DEBT OBLIGATIONS                        A
---------------------------------------------------
---------------------------------------------------
DERIVATIVE CONTRACTS AND                A
SECURITIES

---------------------------------------------------
---------------------------------------------------
EUROPEAN DEPOSITARY RECEIPTS            A
---------------------------------------------------
---------------------------------------------------
FIXED RATE DEBT OBLIGATIONS             A
---------------------------------------------------
---------------------------------------------------
FLOATING RATE DEBT OBLIGATIONS          A
---------------------------------------------------
---------------------------------------------------
FOREIGN CURRENCY HEDGING                A
TRANSACTIONS

---------------------------------------------------
---------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS           A
--------------------------------
---------------------------------------------------
FOREIGN SECURITIES                      P

---------------------------------------------------
--------------------------------
FORWARD COMMITMENTS,                    A
WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

---------------------------------------------------
---------------------------------------------------
FUTURES AND OPTIONS                     A
TRANSACTIONS
---------------------------------------------------
---------------------------------------------------
GLOBAL DEPOSITARY RECEIPTS              A
---------------------------------------------------
---------------------------------------------------
ILLIQUID AND RESTRICTED                 A
SECURITIES 4

---------------------------------------------------
---------------------------------------------------
LENDING OF PORTFOLIO SECURITIES         A

---------------------------------------------------
---------------------------------------------------
MORTGAGE-BACKED SECURITIES              A
---------------------------------------------------
---------------------------------------------------
PREFERRED STOCKS                        A
---------------------------------------------------
---------------------------------------------------
PRIME COMMERCIAL PAPER 5                A
---------------------------------------------------
---------------------------------------------------
REPURCHASE AGREEMENTS                   A
---------------------------------------------------
---------------------------------------------------
REVERSE REPURCHASE AGREEMENTS           A
---------------------------------------------------
---------------------------------------------------
SECURITIES OF OTHER INVESTMENT          A
COMPANIES

---------------------------------------------------
---------------------------------------------------
SWAP TRANSACTIONS                       A
---------------------------------------------------
---------------------------------------------------
U.S. GOVERNMENT SECURITIES              A
---------------------------------------------------
---------------------------------------------------
VARIABLE RATE DEMAND NOTES              A
---------------------------------------------------
---------------------------------------------------
WARRANTS                                A
---------------------------------------------------
1. The Fund may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by
Standard & Poor's (S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by
Moody's Investors Service, Inc. (Moody's)) or if unrated, determined by the
Adviser to be of comparable quality.

---------------------------------------------------------------------------
2. The Fund may purchase foreign Bank Instruments without limit. 3. The Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The
Fund may pledge more than 5% of its total assets to secure such borrowings. 4.
The Fund may invest up to 15% of its assets in illiquid securities. 5. The Fund may purchase commercial paper rated in the two highest rating categories by an
NRSRO or, if unrated determined by the Adviser to be of comparable quality.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

As used in this section, the term Adviser means Adviser or Sub-adviser, as applicable. ASSET-BACKED SECURITIES are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds.
Asset backed securities may also resemble some types of CMOs.

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

BANK INSTRUMENTS. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the
Savings Association Insurance Fund, which are administered by the Federal
Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as
Bank Instruments.

     FOREIGN BANK INSTRUMENTS.  Eurodollar Certificates of Deposit (ECDs),
     Yankee Certificates of Deposit (YCDs) and Eurodollar Time Deposits
     (ETDs) are all U.S. dollar denominated certificates of deposit.  ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

BORROWING. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets and pledge some assets as collateral. When the Fund borrows it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage of 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if the Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, the Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

COMMERCIAL PAPER AND RESTRICTED AND ILLIQUID SECURITIES. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans)
to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Fund may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section
4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund believes that
Section 4(2) commercial paper and certain other restricted securities which meet the Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the
U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and
Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involves many of the same risks of investing directly in foreign securities.

DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks.
OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities.
However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

   COMMON STOCKS are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. The Fund may treat such redeemable preferred stock as a fixed income security. WARRANTS provide an option to buy the issuer's stock or other equity securities at a specified price. If the Fund holds a warrant, it may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

FIXED INCOME SECURITIES. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     FIXED RATE DEBT SECURITIES. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10%
     is more valuable to investors when prevailing interest rates are lower;
     therefore, this value is reflected in higher price, or a premium.
     Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     FLOATING RATE DEBT SECURITIES. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR);
     commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When the Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

      FOREIGN CURRENCY HEDGING TRANSACTIONS. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
      (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward
      Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of the
      Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward
      Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the
      Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a
      Forward Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover
      Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

      Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

      PURCHASING AND WRITING PUT AND CALL OPTIONS on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on U.S. and foreign exchanges or over-the-counter.

EXCHANGE-TRADED FUTURES CONTRACTS are used for the purchase or sale of foreign currencies (Foreign Currency Futures) AND will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of the Fund's portfolio securities or the prices of securities that the Fund intends to purchase in the future. The successful use of Foreign Currency
Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, the Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The
Fund's ability to establish and close out futures and options positions depends on this secondary market.

     FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future.
     A futures contract may involve a variety of assets including commodities
     (such as oil, wheat, or corn) or a financial asset (such as a security).
     The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract. MARGIN IN FUTURES TRANSACTIONS. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash,
     U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the
     Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the
     Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

     The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. The Fund may
     purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the
     Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     The Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund's position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option. CALL OPTIONS ON
     FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. The Fund may write (sell)
     listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.

     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option.
     If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position.
     When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge. LIMITATION ON OPEN FUTURES POSITIONS. The
     Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. The Fund may purchase put options on portfolio securities to protect against price movements in the
     Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund's portfolio securities. As writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S.
     government securities in the amount of any additional consideration). As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. STOCK INDEX OPTIONS. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock.
     Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation.
     Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund's portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by
     Adviser.

     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option.

     When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the
Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower.
The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker.

When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.

MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making
IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields.
Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields.
As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate.
In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps
PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the
Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class
CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the
Internal Revenue Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United
States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. REPURCHASE AGREEMENTS AND REVERSE
REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements.
These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. SWAP TRANSACTIONS. In a standard swap transaction, two parties agree to exchange (SWAP) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on
$10 million principal amount. Neither party to the swap would actually advance
$10 million to the other.

The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Fund will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If the Fund enters into a swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The Fund expects to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Fund's obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Fund may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The
Fund does not intend to use these transactions in a speculative manner. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in the Fund's limitation on investments in illiquid securities. To the extent the Fund sells caps and floors, it will maintain in a segregated account liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to caps and floors.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to the Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose the Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position. During these market conditions the Fund may temporarily invest without limit in short-term debt obligations (money market instruments).
These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies, and foreign securities. The Fund's temporary investments must be of comparable quality to its primary investments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide capital appreciation. The investment objective of the Fund may not be changed by the Fund's Board's without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed unless authorized by the "majority of its outstanding voting securities" of the
Fund, as defined by the Investment Company Act. SELLING SHORT AND BUYING ON
MARGIN The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING MONEY The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets including the amounts borrowed; and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations. INVESTING IN COMMODITIES The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase and sell futures contracts and related options, and may also enter into forward contracts and related options.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities shall not be considered investments in any one industry.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases).

PURCHASING SECURITIES TO EXERCISE CONTROL

The Fund will not purchase securities of a company for the purpose of exercising control or management. INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The
Fund will limit its investment in other investment companies to no more than 3%
of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

INVESTING IN OPTIONS

Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated cash in the amount of any further payment. The Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits)
issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

DETERMINING MARKET VALUE OF SECURITIES

MARKET VALUES

Market values of portfolio securities are determined as follows:

o  for equity securities, at the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, at the mean between the last closing bid and asked prices;

o  for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o  for short-term obligations, at the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued at the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The
Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE.
Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

WHAT DO SHARES COST?

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "How to Buy Shares" and "What Do Shares Cost."

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor or Adviser (but not out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Fund intends to pay share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act or 1940, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Fund's Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the
Fund's Directors deem fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Shareholders of the Fund are entitled: (i) to one vote per full share of Common
Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of
Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of
Directors will not be able to elect any person or persons to the Board of
Directors.

The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its
By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

As of October 3, 2000, the following shareholders owned of record 5% or more of the Fund's outstanding Institutional Class of Shares: MITRA & Co., Milwaukee,
WI, owned approximately 4,385,768 shares (50.16%); Enele Co., Portland, OR, owned approximately 1,245,895 shares (14.25%); and MITRA & Co., Milwaukee, WI, owned approximately 980,536 shares. Shareholders owning 25% or more of the outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by the Fund.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation, and to the extent designated by the Fund as so qualifying.
Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

FOREIGN INVESTMENTS

Investment income on certain foreign securities purchased by the Fund may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Fund may invest in the stock of certain foreign corporations which would constitute a Passive Foreign Investment Company (PFIC). The Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's' assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when experienced by the Fund, could result in an increase in dividends. Capital losses could result in a decrease in dividends. When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUND?

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the
Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year ended August 31, 2000. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex.

As of October 3, 2000, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

NAME                                                            AGGREGATE
BIRTHDATE                                                       COMPENSATION
ADDRESS                 PRINCIPAL OCCUPATIONS                   FROM
POSITION WITH           FOR PAST 5 YEARS                        CORPORATION
CORPORATION
JOHN DEVINCENTIS        Independent Financial Consultant;         $11,000
---------------------   Retired, formerly, Senior Vice
Age:  66                President of Finance, In-Sink-Erator
4700 21st Street        Division of Emerson Electric.
Racine, WI

DIRECTOR

JAMES MITCHEL*          Group Vice President, Citation              $0
Age:  53                Corporation; formerly President and
4051 North 27th         Chief Executive Officer, Interstate
Street                  Forging Industries; formerly
Milwaukee, WI           Chairman, Ayrshire Precision

DIRECTOR                Engineering.

DUANE E. DINGMANN       Retired; formerly President and             $0
Age:  69                owner, Trubilt Auto Body, Inc. and
1631 Harding Avenue     Telephone Specialists, Inc.;
Eau Claire, WI          formerly Class B (nonbanking)
DIRECTOR                Director, Ninth Federal Reserve
                           District, Minneapolis, MN.

BARBARA J. POPE         President, Barbara J. Pope, P.C., a         $0
Age:  52                financial consulting firm;
115 South LaSalle       President; Sedgwick Street Partners
Street                  LLC; general partner of a private
Suite 2285              investment partnership.
Chicago, IL

DIRECTOR

JOHN M. BLASER +        Vice President, Marshall & Ilsley           $0
Age:  43                Trust Company; formerly, Partner and
1000 North Water        Chief Financial Officer, Artisan
Street                  Partners Limited Partnership;
Milwaukee, WI           formerly, Chief Financial Officer
PRESIDENT AND           and Principal Administrative and
DIRECTOR                Finance Officer, Artisan Funds,
                           Inc.; formerly, Senior Vice

                          President, Kemper Securities.

DAVID W. SHULZ +        President and Director, M&I                 $0
Age:  42                Investment Management Corp.; Vice
1000 North Water        President, Marshall & Ilsley Trust

Street                  Company.
Milwaukee, WI
DIRECTOR

JO A. DALES             Vice President, Marshall & IIsley           $0
Age:  39                Trust Company. Formerly, Senior
1000 North Water        Audit Manager of Marshall & IIsley
Street                  Corporation and Operations
Milwaukee, WI           Specialist for Firstar Trust Company.
VICE PRESIDENT

ANN K. PEIRICK          Assistant Vice President, Marshall &        $0
Age:  46                IIsley Trust Company. Formerly,
1000 North Water        Senior Financial Analyst-Community
Street                  Bank Finance and Manager of
Milwaukee, WI           Corporate Financial Analysis, Bank
TREASURER               One, Wisconsin.

BROOKE J. BILLICK       Vice President and Securities               $0
Age:  46                Counsel, Marshall & IIsley Trust
1000 North Water        Company, M&I Investment Management
Street                  Corp.; formerly, shareholder Gibbs,
Milwaukee, WI           Roper, Loots & Williams SC.
SECRETARY

ADVISER TO THE FUND

The Adviser conducts investment research and makes investment decisions for the
Fund. The Fund's investment adviser is M&I Investment Management Corp.
(Adviser), a wholly owned subsidiary of Marshall & Ilsley Corp. The Adviser shall not be liable to the Corporation, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the Adviser or its affiliates' lending relationships with an issuer.

SUB-ADVISER TO THE FUND

BPI Global Asset Management LLP (BPI) is the Sub-adviser to the Fund. It is the
Adviser's responsibility to select a Sub-adviser for the Fund that has distinguished itself in its area of expertise in asset management and to review the Sub-adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy;
personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the
Corporation's Directors whether BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the Fund, except those operations contracted to BPI, the custodian, the transfer agent, and the administrator.
Although BPI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the
Fund, subject to the Fund's investment goal, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-adviser receives a fee at the annual rate of 0.40% of the Fund's average daily net assets. The Sub-Adviser is paid by the Adviser and not by the Fund. However, BPI will furnish to the
Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located in both Canada and the United States, and is an investment adviser registered with the U.S. Securities and Exchange Commission. BPI was formed in
March 1997 as a Delaware limited liability partnership between BPI Global
Holdings USA, Inc. (BPI Holdings USA) as a 51% partner, and JBS Advisors, Inc.
(JBS) as a 49% partner. BPI Holdings USA is a wholly-owned subsidiary of BPI
Global Holdings, Inc., which is a wholly-owned subsidiary of BPI Financial
Corporation, located at Toronto, Ontario (Canada). JBS is owned by BPI's portfolio managers and its President.

For the fiscal year ended August 31, 2000, the Adviser paid BPI $1,681,155. BPI became Sub-Adviser on March 29, 1999, but was compensated for advisory services beginning May 1, 1999. Prior to March 26, 1999, Templeton Investment Counsel,
Inc. (TICI) served as the Fund's former Sub-Adviser. For the period from
September 1, 1998 to May 1, 1999 (the effective date of termination of TICI's sub-advisory contract), the Adviser paid TICI $645,806. For the fiscal years ended August 31, 1998 and 1997, the Adviser paid TICI $1,072,613 and $816,182, respectively.

BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations.

M&I Corp. believes, based on the advice of its counsel, that M&I Investment
Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall
Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the prospectus for its customers and/or the Fund. If M&I Investment Management Corp. and M&I
Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp.
and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences.

BROKERAGE TRANSACTIONS

The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund, the
Adviser, or BPI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services.

The Adviser, BPI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the
Adviser, BPI, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Aggregate total commissions with brokers that provided research were $963,061 on transactions with an aggregate principal value of $735,067,013 during the fiscal year ended August 31, 1998.

ADMINISTRATOR

M&I Trust is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:

      ------------------------------------------
      Maximum Fee                   Fund's ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%           on the first $250 million
      ------------------------------------------
      ------------------------------------------
      0.095%           on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%            on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%              on assets in excess of
                                   $1.5 billion

      ------------------------------------------
The Administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the Sub-Administrator will be paid by the Administrator.

The functions performed by FAS as administrator include, but are not limited to the following:

o     preparation, filing and maintenance of the Corporation's governing documents, minutes of Directors' meetings and shareholder meetings;

o  preparation and filing with the SEC and state regulatory authorities the
   Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o     preparation, negotiation and administration of contracts on behalf of the Fund;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of the Fund;
   and

o     providing advice to the Fund's and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including Marshall & Ilsley Trust
Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

Marshall & Ilsley Trust Company (M&I Trust Company), Milwaukee, Wisconsin, a
subsidiary of Marshall & Ilsley Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.

SUB-CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, the Fund's
sub-custodian, has entered into agreements with foreign sub-custodians approved by the Directors pursuant to Rule 17f-5 under the Act. The foreign sub-custodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign sub-custodians is based on a schedule of charges agreed on from time to time.

INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP, Boston, Massachusetts is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

----------------------------------------------------------------------------------------
       ADVISORY FEE PAID/        BROKERAGE COMMISSIONS PAID   ADMINISTRATIVE FEE PAID
      ADVISORY FEE WAIVED

                                 -------------------------------------------------------
----------------------------------------------------------------------------------------
   FOR THE FISCAL YEAR ENDED      FOR THE FISCAL YEAR ENDED  FOR THE FISCAL YEAR ENDED
           AUGUST 31                      AUGUST 31                  AUGUST 31
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
   2000       1999       1998      2000      1999     1998     2000     1999     1998
----------------------------------------------------------------------------------------
$4,199,792/ $2,416,970$2,504,141/$4,074,368$1,744,04$265,289 $383,615 $205,307 $211,050
$70,001     $23,525   $0
----------------------------------------------------------------------------------------
HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the Securities and
Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a
$1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period.
The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.

YIELD

The yield for the Fund's Institutional Class of Shares is calculated by dividing: (i) the net investment income per share earned by the Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the
Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

      ------------------------------------------------------------
      FUND                  AVERAGE ANNUAL           YIELD

                             TOTAL RETURN       for the 30-day
                            for the period       period ended
                           ended August 31,     August 31, 2000
                                      2000

                          ----------------------------------------
                          ----------------------------------------
                             INSTITUTIONAL       INSTITUTIONAL

                            CLASS OF SHARES     CLASS OF SHARES

                                 Since Inception

      ------------------------------------------------------------
      ------------------------------------------------------------
      International       28.34%(a)                   N/A
      Stock Fund

      ------------------------------------------------------------
      a) September 1, 1999

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of the Fund's shares to certain indices;
o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
   Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

o     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST
       INDEX (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European,
       Australian and New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S.
       dollars and local currency and calculates total returns monthly.
       EAFE U.S. dollar total return is a net dividend figure less
       Luxembourg withholding tax. The EAFE is monitored by Capital
       International, S.A., Geneva, Switzerland.

o      LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.
       From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

o      CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

o      DOW JONES INDUSTRIAL AVERAGE (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o      STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a
       composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o      MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
       Nasdaq-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

o      FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over
       1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o      SEI DATA BASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

o      MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 mutual funds available.

FINANCIAL STATEMENTS

The Fund's financial statements for the fiscal year ended August 31, 2000, are incorporated herein by reference from the Fund's Annual Report dated August 31,
2000 (for the fiscal year ended August 31, 2000) and Semi-Annual Report dated
February 28, 2000 (for the semi-annual period ended February 28, 2000). (File
Nos. 33-48907 and 811-58433). A copy of the Annual Report and the Semi-Annual
Report for the Fund may be obtained without charge by contacting Marshall Funds
Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-FUND (3863).

APPENDIX

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong. AA--Debt rated
AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR
MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's.
FITCH IBCA, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated
A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS P-1--Issuers rated
PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH IBCA, INC. SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S MUNICIPAL BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest. MOODY'S INVESTORS
SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

ADDRESSES

MARSHALL INTERNATIONAL STOCK FUND               770 North Water Street
                                                Milwaukee, Wisconsin 53202

---------------------------------------------------------------------------
DISTRIBUTOR

            Federated Securities Corp.          Federated Investors Tower
1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
ADVISER

            M&I Investment Management Corp.     1000 North Water Street
                                                Milwaukee, Wisconsin 53202
SUBADVISER

            BPI Global Asset Management LLP     1900 Summit Tower Boulevard
Suite 450                                       Orlando, Florida 32810
CUSTODIAN

            Marshall & Ilsley Trust Company     1000 North Water Street
                                                Milwaukee, Wisconsin 53202
SUB-CUSTODIAN

            State Street Bank and Trust Company P.O. Box 8600
                                                Boston, MA 02266-8600
TRANSFER AGENT, DIVIDEND DISBURSING AGENT
AND PORTFOLIO ACCOUNTING SERVICES

            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
LEGAL COUNSEL                                               Bell, Boyd &
Lloyd       Three First National Plaza                70 West Madison
Street, Suite 3300                                    Chicago, IL
60602-4207

---------------------------------------------------------------------------

INDEPENDENT AUDITORS

            Ernst & Young LLP                   200 Clarendon Street
                                                Boston, MA 02116-5072

Marshall Funds Investor Services       Internet address:
http://www.marshallfunds.com
1000 North Water Street                TDD: Speech and Hearing Impaired
Services 1-800-236-209-3520
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)

[Graphic Representation Omitted--See Appendix]


Marshall International Stock Fund
The Investor Class of Shares
(Class Y)


Risk/Return Profile	2
Fees and Expenses of the Fund	3
The Main Risks of Investing in the Fund	4
How to Buy Shares	6
How to Redeem and Exchange Shares	9
Account and Share Information	12
Marshall Funds, Inc. Information	13
Financial Highlights	17

An international equity mutual fund seeking to provide capital appreciation by investing primarily in a diversified portfolio of common stocks of companies outside of the United States.

Shares of the Marshall International Stock Fund, like shares of all mutual funds, are not bank deposits, federally insured or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus
October 31, 2000

[Graphic Representation Omitted--See Appendix]

Risk/Return Profile

Marshall International Stock Fund

[Graphic Representation Omitted--See Appendix]

Goal: The Fund’s goal is to provide capital appreciation.

Strategy: The Fund invests in common stocks of companies located outside the United States. BPI Global Asset Management, LLP is the sub-adviser of the Fund.

BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. The stock selection process begins with identifying companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. The selection process seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.

Risks: The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Foreign securities pose additional risks over U.S.-based securities. The Fund is also subject to sector risks. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Annual Total Return (calendar years 1995-1999)


[Graphic Representation Omitted--See Appendix]

Total Return


Best quarter	(4Q98)	40.46%
Worst quarter	(3Q98)	(19.06%)
Most recent quarter	(3Q00)	(13.84%)

Average Annual Total Return through 12/31/99*


	1 Year	5 Years	Since 9/1/94 inception

Fund	54.46%	18.74%	16.06%
LIFI	37.83%	15.96%	13.41%
EAFE Index	26.99%	12.83%	11.10%

*The table shows the Fund’s average annual total returns over a period of years relative to the Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE), which is an index of international stocks, and the Lipper International Funds Index (LIFI), which is an index of funds with similar objectives.


As with all mutual funds, past performance does not necessarily predict future performance. Investor Class of Shares of the Fund offered by this prospectus are not sold subject to a sales charge (load). Total returns displayed above are based upon net asset value.


Fees and Expenses of the Fund

[Graphic Representation Omitted--See Appendix]


This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)*	None
Annual Fund Operating Expenses
(expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee	1.00%(2)
Shareholder Servicing Fee	0.25%
Other Expenses	0.26%
Total Annual Fund Operating Expenses(1)	1.51%
(1) Although not contractually obligate to do so, the adviser expects to waive certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2001 are shown below.
The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses (after waivers) were 1.52% and 1.50%, respectively for the fiscal year ended August 31, 2000.
Total Annual Fund Operating Expenses (after waivers)	1.50%

(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee the Fund expects to pay (after the anticipated voluntary waivers) will be 0.99% for the fiscal year ending August 31, 2001. The management fee paid by the Fund (after the voluntary waiver) was 0.98% for the fiscal year ended August 31, 2000.

* Redemptions within 90 days of purchase are subject to a 2.00% fee, which is retained by the Fund and not the distributor. See "Will I Be Charged a Fee for Redemptions?"


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example


This example is intended to help you compare the cost of investing in the Fund’s Investor Class of Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Investor Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Investor Class of Shares operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Investor Class of Shares
1 Year	$154
3 Years	$477
5 Years	$824
10 Years	$1,802


The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

[Graphic Representation Omitted--See Appendix]

The Main Risks of Investing in the Fund

Stock Market Risks. The Fund is subject to fluctuation in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the Fund invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens’ rights.

Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The Fund may incur costs and expenses when making foreign investments that are higher than when making domestic investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign securities change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund’s Adviser or Sub-adviser believes it is appropriate to do so in light of the Fund’s investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by the Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund’s shareholders, are taxable to them.

Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Securities Descriptions

[Graphic Representation Omitted--See Appendix]

Equity Securities. Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The EQUITY FUNDS cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions the Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.

[Graphic Representation Omitted--See Appendix]

How to Buy Shares


What Do Shares Cost? You can buy Investor Class shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for the Fund at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. In calculating NAV, the Fund’s portfolio is valued using market prices.


Securities held by the Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate NAV. As a result, the NAV of the Fund’s shares may change on days when you cannot purchase or sell the Fund’s shares.

To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds’ Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Fund’s discretion. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor Services (MFIS) at 1-800-236-FUND (3863).

Trust customers of an M&I Trust Company may purchase shares by contacting their trust account officer.

You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of the Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Fund by 3:00 p.m. (Central Time) to get that day’s NAV. The Fund reserves the right to reject any purchase request. It is the responsibility of MFIS, any Authorized Dealer or other service provider that has entered into an agreement with the Fund, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.

Fund Purchase Easy Reference Table

[Graphic Representation Omitted--See Appendix]

[Graphic Representation Omitted--See Appendix]

Minimum Investments

$1,000 -- To open an Account

$50 -- To add to an Account (including through a Systematic Investment Program)

[Graphic Representation Omitted--See Appendix]

Phone 1-800-236-FUND (3863)

  Contact Marshall Funds Investor Services (MFIS).
  Complete an application for a new account.
  If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

[Graphic Representation Omitted--See Appendix]

Mail

  To open an account, send your completed account application and check payable to "Marshall Funds" to the following address:

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  To add to your existing Fund Account, send in your check, payable to "Marshall Funds," to the same address. Indicate your Fund account number on the check.

[Graphic Representation Omitted--See Appendix]

In Person

  Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to "Marshall Funds" to:

Marshall Funds Investor Services
1000 N. Water Street, 13th Floor
Milwaukee, WI 53202

[Graphic Representation Omitted--See Appendix]

Wire

  Notify MFIS at 1-800-236-FUND (3863) by 3:00 p.m. (Central Time). If your wire is received by M&I Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.
  Then wire the money to:

M&I Marshall & Ilsley Bank
ABA Number 075000051


Credit to: Marshall Funds, Deposit Account, Account Number 27480;
Further credit to: Investor Class of Shares [Identify name of Fund] Re: [Shareholder name and account number]


  If a new Account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.
  Mail a completed account application to the Fund at the address above under "Mail."
  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

[Graphic Representation Omitted--See Appendix]

Systematic Investment Program

  You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in the Fund at the next Fund share price determined after MFIS receives the order.
  The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.
  Call MFIS at 1-800-236-FUND (3863) to apply for this program.

[Graphic Representation Omitted--See Appendix]

Marshall Funds OnLineSM

  You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the Account and Share Information section.

[Graphic Representation Omitted--See Appendix]

Additional Information About Checks and Automated Clearing House (ACH)
Transactions Used to Purchase Shares

  If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.
  If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.
  All checks should be made payable to the "Marshall Funds."

How to Redeem and Exchange Shares

[Graphic Representation Omitted--See Appendix]

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Trust customers of M&I Trust Companies should contact their account officer to make redemption requests.

Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS or any Authorized Dealer. It is the responsibility of MFIS, and Authorized Dealer or service provider to promptly submit redemption requests to the Fund.

Redemption requests for the Fund must be received by 3:00 p.m. (Central Time) in order for shares to be redeemed at that day’s NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.


Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MFIS or the M&I Trust Companies), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares which have been held for less than 90 days after a purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to trust or fiduciary customers of M&I Trust Companies.


Fund Redemption Easy Reference Table

[Graphic Representation Omitted--See Appendix]

Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

  If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker-dealer, you must contact your account representative.

[Graphic Representation Omitted--See Appendix]

Mail

  Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

For additional assistance, call 1-800-236-FUND (3863).

[Graphic Representation Omitted--See Appendix]

In Person

  Bring in the written redemption request with the information described in "Mail" above to Marshall Funds Investor Services, 1000 N. Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

[Graphic Representation Omitted--See Appendix]

Wire/Electronic Transfer

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.
  Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee.

[Graphic Representation Omitted--See Appendix]

Systematic Withdrawal Program

  If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.
  Contact MFIS to apply for this program.

[Graphic Representation Omitted--See Appendix]

Marshall Funds OnLineSM

  You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the Account and Share Information section.

Additional Conditions for Redemptions

[Graphic Representation Omitted--See Appendix]

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

  when you want a redemption to be sent to an address other than the one you have on record with the Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.

However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in shares of the Fund.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.


Exchange Privilege. You may exchange Investor Class shares of the Fund for Investor Class shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.


Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MFIS, you may telephone instructions to MFIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker-dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Fund and its service providers will record your telephone instructions. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Fund’s management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder’s purchase and/or exchange privileges.

[Graphic Representation Omitted--See Appendix]

Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Dividends and Capital Gains. The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before the Fund declares a dividend or capital gain.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Tax Information

Federal Income Tax. The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Marshall Funds, Inc. Information

[Graphic Representation Omitted--See Appendix]

Management of the Marshall Funds. The Board of Directors governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-adviser) to manage the Fund, subject to oversight by the Adviser.


Adviser’s Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2000, the Adviser had approximately $11.5 billion in assets under management and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser’s Background. BPI Global Asset Management LLP is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31, 2000, BPI had approximately $2.3 billion of total assets under management. The Sub-adviser’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.


Portfolio Manager. The Fund is managed by Dan Jaworski, founder, Managing Director and Chief Investment officer of the Sub-adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund’s average daily net assets.

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, Marshall Funds Investor Services.


M&I Trust is the administrator of the Marshall Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund’s average daily net assets (ADNA) as follows:

Maximum Fee	Fund’s ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion


All fees of the sub-administrator will be paid by M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

BPI Global Asset Management LLP (BPI) has served as sub-adviser for the Marshall International Stock Fund ("the Fund") since March 29, 1999. Since the Fund’s inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI’s Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI’s and Mr. Jaworski’s historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall International Stock Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE).

	Gross of Fees	Net of Fees	MSCI-EAFE Performance

The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

1Q1995 (1)	6.70%	6.46%	5.93%
2Q1995	12.18	11.79	0.73
3Q1995	11.94	11.55	4.17
4Q1995 (2)	4.57	4.20	4.05

(1) Not a full quarter – excludes performance from 1/1/1995 to 1/31/1995.

(2) Not a full quarter – excludes performance from 12/1/1995 to 12/31/1995.

Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:


	Gross of Fees	Net of Fees	MSCI-EAF Performance	The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the MSCI-EAFE for the same period. In addition, the fund’s average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the MSCI-EAFE for the same period.
12/1/95 - 12/31/95	4.02%	3.50%	4.03%
1Q1996	5.09	4.72	2.89
2Q1996	5.89	5.52	1.58
3Q1996	1.57	1.21	-0.13
4Q1996	9.54	9.16	1.59
Annual 1996	23.82	22.08	6.05
1Q1997	4.43	4.06	-1.57


Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI’s composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International Stock Fund. The performance information is provided to illustrate BPI’s historical performance in managing similar accounts as measured against the MSCI-EAFE Index.


	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. International Funds that use multiple subadvisers, one of which is BPI; and (3) several private accounts with various investment restrictions.

1Q1997	N/A	N/A	N/A
2Q1997	16.96%	16.73%	12.98%
3Q1997	8.67	8.54	-0.70
4Q1997	-3.36	-3.48	-7.83
Annual 1997(1)	22.83	22.29	3.40
1Q1998	18.20	18.06	14.71
2Q1998	4.14	4.01	1.06
3Q1998	-12.38	-12.56	-14.21
4Q1998	14.84	14.62	20.66
Annual 1998	23.86	23.06	20.00
1Q1999	0.35	0.15	1.39
2Q1999	6.01	5.75	2.54
3Q1999	4.43	4.16	4.39
4Q1999	41.57	41.25	16.99
Annual 1999	57.43	55.98	26.96
1Q2000	2.08	1.81	-0.11
2Q2000	-10.25	-10.51	-3.96
3Q2000	-4.38	-4.64	-8.07


(1) Not a full year – excludes performance from 1/1/1997 to 3/31/1997.

BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts – "Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to June 30, 2000. Information from that date to September 30, 2000 has not been verified by the Marshall Funds or Federated Securities Corp. and is unaudited.


The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun Trust Commingled Fund and BPI institutional accounts included in BPI’s composite differ from the Marshall International Stock Fund, in that they are not subject to:

  the same types of expenses as the Marshall International Stock Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940; and
  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall International Stock Fund.

The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Fund’s Statement of Additional Information contains further information on calculation of average annual total returns.

[Graphic Representation Omitted--See Appendix]


Financial Highlights–Investor Class of Shares


The Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years or since inception, if a life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.


The following table has been audited by Ernst & Young LLP, the Fund’s independent auditors for the fiscal year ended August 31, 2000 and August 31, 1999. Their report dated October 13, 2000 is included in the Annual Report for the Fund, which is incorporated by reference. Each of the previous three years were audited by other auditors. This table should be read in conjunction with the Fund’s financial statements and notes thereto, which may be obtained free of charge from the Fund.


Further information about the performance of the Fund is contained in the Fund’s Annual Report dated August 31, 2000, which may be obtained free of charge.


(For a share outstanding throughout each period)

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Collateral, Futures Contracts, and Foreign Currency	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments Futures Contracts, and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)

										Ratios to Average Net Assets
										Expenses	Net Investment Income (Operating Loss)	Expenses Waiver(2)	Net Assets, End of Period (000 Omitted)	Portfolio Turnover Rate
1996	$10.16	0.21	0.96	1.17	(0.22)	(0.03)	(0.25)	$11.08	11.71%	1.35%	2.58%	–	$143,783	26%
1997	$11.08	0.18	2.29	2.47	(0.26)	(0.09)	(0.35)	$13.20	22.73%	1.59%	1.80%	–	$226,849	26%
1998	$13.20	0.26	(1.42)	(1.16)	(0.21)	(0.29)	(0.50)	$11.54	(9.09%)	1.49%	2.01%	–	$225,248	24%
1999	$11.54	0.09	2.45	2.54	(0.25)	–	(0.25)	$13.83	22.20%	1.51%	0.78%	0.01%	$270,315	182%
2000	$13.83	(0.07)(3)	4.09	4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%	(0.40%)	0.02%	$351,242	225%

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.


(3) Per share information is based on average shares outstanding.

A Statement of Additional Information (SAI) dated October 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is contained in the Fund’s annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and invest-ment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-236-FUND (3863).

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
800-236-FUND (3863)

Federated Securities Corp.
Distributor

Cusip 572353712
25516 (10/00)
Investment Company Act File No. 811-7047

[Graphic Representation Omitted--See Appendix]

The Marshall Funds Family

Investment Information
and Prospectus

The Advisor Class of Shares
(Class A)

OCTOBER 31, 2000

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Short-Term Income Fund

Marshall Money Market Fund

[Graphic Representation Omitted--See Appendix]

The Marshall Funds Story

The Marshall Funds offer a full line of investment choices, from money market funds to bond funds to domestic and international equity funds. Backed by a long history of investment management expertise and managed with uncommon discipline, the Marshall Funds' story is a rich and substantial one. Here's why:

Experience: The Marshall Funds are backed by the solid reputation and recognized experience of M&I Investment Management Corp., the adviser to the Funds. Managing more than $11.5 billion for corporations, foundations, endowments and individuals--including $5.5 billion of the Marshall Funds--M&I Investment Management Corp. was one of the first bank-sponsored investment advisory firms in the country, founded over 25 years ago. But M&I's roots go even deeper. In fact, M&I Bank is the oldest financial institution in Wisconsin, celebrating 150 years in 1997.

Discipline: The Marshall Fund family's hallmark is its highly specialized, style-specific investment approach. By staying "true to the style" of each Fund's objectives, our experienced managers don't bend or compromise the rules. That means each Marshall Fund adheres to the philosophy or "mission" of that Fund. This positions the Marshall Funds as excellent components in an asset allocation plan. In other words, if you buy a small-cap growth fund, it will stay a small-cap growth fund. There will be no surprises.

Capability: More than 50 dedicated, experienced investment professionals back up the Marshall Funds.With an average of more than 15 years of industry experience, our portfolio managers have proven their abilities through good markets and bad. To do their jobs, the entire staff leverages state of the art technology, including the best in Portfolio Management Systems, Performance Analysis Services, Trading Systems and Electronic Information Services.

Research: We believe in exhaustive and extensive research to inform investment selections in the Marshall Funds. That's why M&I portfolio managers and analysts spend a substantial amount of their time in face-to-face meetings with the top management of firms they are analyzing, travelling to companies across the country to evaluate management, operations, strategies and products first-hand. Wall Street analysts' coverage is studied on a daily basis as well.

Efficiency: The Marshall Funds are managed to help keep costs as low as possible, and the Funds' expense ratios have dropped below the industry averages for their Fund peer groups as a result of our continued sales efforts and effective expense management.

Not FDIC Insured               No Bank Guarantee             May Lose Value

Not part of the prospectus

[Graphic Representation Omitted -- See Appendix]


Advisor Class of Shares
(Class A Shares)



Risk/Return Summary	2
Equity Funds
Marshall Equity Income Fund	3
Marshall Large-Cap Growth &Income Fund	3
Marshall Mid-Cap Value Fund	4
Marshall Mid-Cap Growth Fund	4
Marshall Small-Cap Growth Fund	5
Marshall International Stock Fund	6
Income Funds
Marshall Government Income Fund	7
Marshall Intermediate Bond Fund	7
Marshall Short-Term Income Fund	8
Money Market Fund
Marshall Money Market Fund	9
Fees and Expenses of the Funds	10
Main Risks of Investing in the Marshall Funds	11
Securities Descriptions	13
How to Buy Shares	15
How to Redeem and Exchange Shares	17
Account and Share Information	19
Marshall Funds, Inc. Information	21
Financial Highlights	28


Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
October 31, 2000

Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk/Return Summary of Mutual Funds

[Graphic Representation Omitted -- See Appendix]

Equity Funds

Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund

Income Funds

Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Short-Term Income Fund

Money Market Fund

Marshall Money Market Fund

Principal Risks of the Funds
	Stock Market Risks	Sector Risks	Style Risks	Foreign Securities Risks	Debt Securities Risks	Asset/Mortgage Backed Securities Risks
Marshall Equity Income Fund	x	x	x
Marshall Large-Cap
Growth & Income Fund	x	x	x
Marshall Mid-Cap Value Fund	x	x	x
Marshall Mid-Cap Growth Fund	x	x	x
Marshall Small-Cap Growth Fund	x	x	x
Marshall International Stock Fund	x	x	x	x
Marshall Government Income Fund					x	x
Marshall Intermediate Bond Fund					x	x
Marshall Short-Term Income Fund					x
Marshall Money Market Fund					x	x

A complete description of these risks can be found in the "Main Risks of Investing in the Marshall Funds" section.

An investment in any of the Marshall Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Funds

[Graphic Representation Omitted -- See Appendix]

Marshall Equity Income Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide capital appreciation and above-average dividend income.

Strategy: Fund assets are invested in a broadly-diversified portfolio of common stocks whose market capitalization typically exceeds eight billion dollars. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the Standard & Poor's 500 Index (S&P 500). The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value.


Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(2Q99)	11.45%
Worst quarter	(3Q99)	(8.61%)
Year-to-date	(3Q00)	3.64%

Average Annual Total Return through 12/31/99*

1 Year
Fund***	(4.16%)
LEIFI	4.19%
S&P 500	21.05%


Marshall Large-Cap Growth & Income Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide capital appreciation and income.

Strategy: Fund assets are invested in a diversified portfolio of common stocks of large-sized companies whose market capitalization typically exceeds $10 billion. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth and also provide dividend income.


Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(4Q99)	13.46%
Worst quarter	(3Q99)	(6.50%)
Year-to-date	(3Q00)	0.76%

Average Annual Total Return through 12/31/99**

1 Year
Fund***	11.26%
S&P 500	21.05%
LGIFI	11.86%

*The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index and the Lipper Equity Income Funds Index (LEIFI), which is an index of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

**The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index and the Lipper Growth & Income Funds Index (LGIFI), which is an index of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

***Effective December 31, 1998, the Funds commenced offering Advisor Class of Shares.

As with all mutual funds, past performance does not necessarily predict future performance. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


Marshall Mid-Cap Value Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide capital appreciation.


Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P 400). As of August 31, 2000, the S&P 400's range was approximately $250 million to $16 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(2Q99)	16.73%
Worst quarter	(3Q99)	(8.96%)
Year-to-date	(3Q00)	8.43%

Average Annual Total Return through 12/31/99*

1 Year
Fund**	0.00%***
LMCVFI	11.94%
S&P 400	14.74%


Marshall Mid-Cap Growth Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide capital appreciation.


Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P 400). As of August 31, 2000, the S&P 400's range was approximately $180 million to $14 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(4Q99)	41.02%
Worst quarter	(3Q99)	(1.12%)
Year-to-date	(3Q00)	13.83%

Average Annual Total Return through 12/31/99†

1 Year
Fund**	51.82%
LMCGFI	73.72%
S&P 400	14.74%

*The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the S&P 400 Index (S&P 400), a broad based market index and the Lipper Mid-Cap Value Funds Index (LMCVFI), which is an index of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

** Effective December 31, 1998, the Funds commenced offering Advisor Class of Shares.

*** Result represents less than 0.01%.

† The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the S&P 400 Index (S&P 400), a broad based market index and the Lipper Mid-Cap Growth Funds Index (LMCGFI), which is an index of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

As with all mutual funds, past performance does not necessarily predict future performance. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


Marshall Small-Cap Growth Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide capital appreciation.


Strategy: Fund assets are invested in a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index (Russell 2000). As of August 31, 2000, the Russell 2000's range was approximately $80 million to $6 billion, but frequently changes as the market value of the stocks that comprise the Russell 2000 changes or as stocks are added or removed from the Russell 2000. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(4Q99)	38.36%
Worst quarter	(1Q99)	(10.87%)
Year-to-date	(3Q00)	3.01%

Average Annual Total Return through 12/31/99*

1 Year
Fund**	27.06%
LSCFI	41.54%
Russell 2000	21.26%

*The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the Russell 2000 Index (Russell 2000), a broad based market index and the Lipper Small Cap Funds Index (LSCFI), which is an index of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

**Effective December 31, 1998, the Fund commenced offering Advisor Class of Shares.

As with all mutual funds, past performance does not necessarily predict future performance. The bar chart of the Marshall Fund does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


Marshall International Stock Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide capital appreciation.

Strategy: Fund assets are invested in common stocks of companies located outside the United States. BPI Global Asset Management LLP (BPI) is the sub-adviser of the Fund. BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. The stock selection process begins with identifying companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. The selection process seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund's industry weightings and country weightings in relation to its performance benchmark.


Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(4Q99)	40.40%
Worst quarter	(1Q99)	2.59%
Year-to-date	(3Q00)	(13.79%)

Average Annual Total Return through 12/31/99*

1 Year
Fund**	45.49%
LIFI	37.83%
EAFE Index	26.96%

*The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index), which is an index of international stocks, and the Lipper International Index (LIFI), which is an index of funds with similar objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

**Effective December 31, 1998, the Fund commenced offering Advisor Class of Shares.

As with all mutual funds, past performance does not necessarily predict future performance. The bar chart of the Marshall Fund does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


Income Funds

[Graphic Representation Omitted -- See Appendix]

Marshall Government Income Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide current income.

Strategy: Fund assets are invested in securities issued by the U.S. government and its agencies and instrumentalities, particularly mortgage-backed securities. The Fund will also invest in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the general portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to 12 years.


Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(1Q99)	0.56%
Worst quarter	(2Q99)	(0.43%)
Year-to-date	(3Q00)	5.97%

Average Annual Total Return through 12/31/99*

1 Year
Fund***	(4.55%)
LMI	1.86%
LUSMI	0.43%


Marshall Intermediate Bond Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To maximize total return consistent with current income.

Strategy: Fund assets are invested in intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser's strategy to achieve total return is to adjust the Fund's weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to 10 years.


Annual Total Return (calendar year 1999)

[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(3Q99)	0.66%
Worst quarter	(2Q99)	(0.19%)
Year-to-date	(3Q00)	5.61%

Average Annual Total Return through 12/31/99**

1 Year
Fund***	(3.65%)
LGCI	0.39%
LSIBF	1.19%

*The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad based market index and the Lipper U.S. Mortgage Funds Index (LUSMI), an index of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

**The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lehman Brothers Government/Corporate Intermediate Index (LGCI), a broad based market index and the Lipper Short/ Intermediate Investment Grade Bond Funds Index (LSIBF), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

***Effective December 31, 1998, the Funds commenced offering Advisor Class of Shares.

As with all mutual funds, past performance does not necessarily predict future performance. The bar charts of the Marshall Funds do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.


Marshall Short-Term Income Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To maximize total return consistent with current income.

Strategy: Fund assets are invested in short- to intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund's weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

Annual Total Return (calendar years 1993-1999)

[Graphic Representation Omitted -- See Appendix]

Total Return


Best quarter	(2Q95)	2.48%
Worst quarter	(2Q94)	0.17%
Year-to-date	(3Q00)	4.30%

Average Annual Total Return through 12/31/99*

	1 Year	5 Year	Since 11/1/92 inception
Fund	4.51%	5.94%	4.97%
LSTIBI	3.14%	6.12%	5.41%
ML13	3.25%	6.59%	5.55%

*The table shows the Fund's average annual total returns, reduced to reflect sales charges, over a period of years relative to the Lipper Short-Term Investment Grade Bond Index (LSTIBI), a broad-based market index and the Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13), an index of funds with similar investment objects. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

As with all mutual funds, past performance does not necessarily predict future performance. The table, bar chart and total return information are for the Investor Class of Shares of the Short-Term Income Fund, which are not offered by this prospectus. The Fund's Investor Class of Shares is not sold subject to a sales charge (load) and has returns based on net asset value. The returns for the Fund's Advisor Class of Shares are not presented because it does not yet have a performance record. Advisor Class of Shares returns would be substantially similar because the classes are invested in the same portfolio of returns. Returns would differ only to the extent that the classes do not have the same expenses.


Money Market Fund

[Graphic Representation Omitted -- See Appendix]

Marshall Money Market Fund

[Graphic Representation Omitted -- See Appendix]

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Adviser uses a "bottom-up" approach which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1993-1999)


[Graphic Representation Omitted -- See Appendix]

Total Return

Best quarter	(2Q95)	1.38%
Worst quarter	(2Q93)	0.64%
Year-to-date	(3Q00)	4.32%
7 Day Net Yield
7 Day Net Yield (as of 12/31/99)	5.36%

Average Annual Total Return through 12/31/99**

			Since 12/17/92
	1 Year	5 Year	inception
Fund	4.73%	5.08%	4.53%
MFRA	4.61%	5.57%	4.49%

*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-580-FUND (3863).

**The table shows the Fund's average annual total returns over a period of time relative to the Money Fund Report AveragesTM (MFRA) (formerly, IBC Financial Data), an average of money funds with similar objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on a net asset value.


[Graphic Representation Omitted -- See Appendix]

Fees and Expenses of the Funds


This table describes the fees and expenses that you may pay if you buy and hold Advisor Class of Shares.

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Money Market Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering prices)
	5.75%	5.75%	5.75%	5.75%	5.75%	5.75%	4.75%	4.75%	2.00%	None
Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%(2)	0.75%(2)	0.60%(2)	0.60%(2)	0.15%(2)
Distribution (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.30%
Shareholder Servicing Fee	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%
Other Expenses	0.18%	0.19%	0.34%	0.20%	0.31%	0.26%	0.20%	0.16%	0.24%	0.11%
Total Annual Fund
Operating Expenses(1)	1.43%	1.44%	1.59%	1.45%	1.81%	1.76%	1.45%	1.26%	1.34%	0.81%

(1) Although not contractually obligated to do so, the adviser and other service providers expect to waive certain amounts. The net expenses the Funds expect to pay for the fiscal period ending August 31, 2001 are shown below.

Total Annual Fund Operating Expenses
(after waivers)	1.18%	1.19%	1.34%	1.20%	1.56%	1.50%	1.10%	0.95%	0.75%	0.76%

(1) The Total Annual Fund Operating Expenses for the Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, International Stock Fund, Government Income Fund, Intermediate Bond Fund and Money Market Fund for the fiscal year ended August 31, 2000 were 1.41%, 1.43%, 1.58%, 1.43%, 1.84%, 1.78%, 1.43%, 1.24% and 0.90%, respectively. The Total Annual Fund Operating Expenses (after waivers) for the Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, International Stock Fund, Government Income Fund, Intermediate Bond Fund and Money Market Fund for the fiscal year ended August 31, 2000 were 1.16%, 1.18%, 1.33%, 1.18%, 1.59%, 1.51%, 1.08%, 0.93% and 0.74%, respectively.

(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Short-Term Income Fund and Money Market Fund expect to pay (after the anticipated voluntary waivers) will be 0.99%, 0.65%, 0.54%, 0.26% and 0.10%, respectively for the fiscal year ending August 31, 2001. The management fees paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund and Money Market Fund (after the anticipated voluntary waivers) were 0.98%, 0.65%, 0.54% and 0.19%, respectively for the fiscal year ended August 31, 2000.

(3) The Shareholder Servicing Fee for each of the Funds (except Money Market Fund) is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the anticipated voluntary reduction) will be 0.00% for these Funds for the fiscal year ending August 31, 2001. The Shareholder Servicing Fee (after the voluntary reduction) was 0.00% for the Funds for the fiscal year ended August 31, 2000.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Money Market Fund
1 Year	$ 712	$ 713	$ 727	$ 714	$ 748	$ 744	$ 616	$ 597	$ 334	$ 83
3 Years	$1,001	$1,004	$1,048	$1,007	$1,112	$1,097	$ 912	$ 856	$ 616	$ 259
5 Years	$1,312	$1,317	$1,391	$1,322	$1,499	$1,474	$1,230	$1,134	$ 919	$ 450
10 Years	$2,190	$2,200	$2,356	$2,210	$2,579	$2,529	$2,128	$1,925	$1,780	$1,002

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.


Main Risks of Investing in the Marshall Funds

[Graphic Representation Omitted -- See Appendix]

[Graphic Representation Omitted -- See Appendix]

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser or Sub-adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk, but offers the potential for greater reward.

[Graphic Representation Omitted -- See Appendix]

Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the SMALL-CAP GROWTH FUND, the MID-CAP GROWTH FUND and the MID-CAP VALUE FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies, such as the LARGE-CAP GROWTH & INCOME FUND and the EQUITY INCOME FUND.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens' rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund's total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.


What About Bond Ratings?

[Graphic Representation Omitted -- See Appendix]

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.


Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND'S investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals.

Debt Securities Risks. Risks of debt securities will affect the INCOME FUNDS.

Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

In addition, longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

[Graphic Representation Omitted -- See Appendix]

The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

Debt securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Securities Descriptions

[Graphic Representation Omitted -- See Appendix]

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The EQUITY FUNDS cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

[Graphic Representation Omitted -- See Appendix]

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

[Graphic Representation Omitted -- See Appendix]

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Dollar Rolls. Dollar rolls are transactions where a fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are "to be announced" mortgage backed securities or "TBAs." Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Asset Backed Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.

How to Buy Shares

[Graphic Representation Omitted -- See Appendix]

What Do Shares Cost? You can buy shares of a Fund on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined public offering price. The public offering price is the net asset value (NAV) plus any applicable sales charge. Each NAV is calculated for each of the Funds (other than MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund's portfolio is valued using market prices.

Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND's shares may change on days when you cannot purchase or sell the Fund's shares.


If your investment representative opens an account in your name with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Call your Authorized Dealer for any additional limitations. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

The sales charge when you purchase the Advisor Class of Shares of Short-Term Income Fund is 2.00% for purchases up to $999,999; there is no sales charge on purchases of $1 million or greater.*

The sales charge when you purchase Advisor Class of Shares of the EQUITY FUNDS is as follows:

EQUITY FUNDS--Advisor Class of Shares
Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV
Up to $49,999	5.75%	6.10%
$50,000 -- $99,999	4.50%	4.71%
$100,000 -- $249,999	3.50%	3.63%
$250,000 -- $499,999	2.50%	2.56%
$500,000 -- $999,999	2.00%	2.04%
$1 million or greater*	None	None

The sales charge when you purchase Advisor Class of Shares of the INCOME FUNDS is as follows:

INCOME FUNDS--Advisor Class of Shares
Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV
Less than $24,999	4.75%	4.99%
$25,000 -- $49,999	4.50%	4.71%
$50,000 -- $99,999	4.00%	4.17%
$100,000 -- $249,999	3.50%	3.63%
$250,000 -- $499,999	2.50%	2.56%
$500,000 -- $999,999	2.00%	2.04%
$1 million or greater*	None	None

* A contingent deferred sales charge of 1.00% applies to Advisor Class of Shares redeemed up to 12 months after purchase of $1 million or more.


When the Funds' distributor receives sales charges and marketing fees, it may pay some or all of them to Authorized Dealers. The distributor and its affiliates may pay out of their own assets amounts (including items of material value) to Authorized Dealers or other service providers for marketing and/or servicing shareholders.

The sales charge at purchase may be reduced or eliminated by:


  sales in excess of $1,000,000;*
  quantity purchases of Advisor Class of Shares;
  combining concurrent purchases of:
  Shares by you, your spouse, and your children under age 21; or
  Advisor Class of Shares of two or more Marshall Funds;
  accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current value of previous Advisor Class of Shares purchases still invested in the Fund);
  signing a letter of intent to purchase a specific dollar amount of Advisor Class of Shares within 13 months (call your investment representative for an application and more information); or
  using the reinvestment privilege within 90 days of redeeming Advisor Class of Shares of an equal or lesser amount.


If your investment qualifies, you or your investment representative must notify the Funds' distributor at the time of purchase to reduce or eliminate the sales charge. You will receive the reduced sales charge only on the additional purchases, and not retroactively on previous purchases. You should contact your investment professional for more information on reducing or eliminating the sales charge.

In addition, no sales charge is imposed on:


  Trustees or other fiduciaries purchasing Advisor Class of Shares for employee benefit plans of employers with ten or more employees, or reinvested dividends and capital gains.


A Fund may also permit purchases without a sales charge from time to time, at its own discretion.

How Do I Purchase Shares? You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor Services (MFIS) at 1-800-580-FUND (3863), if you have pre-authorized the telephone purchase privilege.

Your purchase order must be received by the Funds by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day's NAV. Each Fund reserves the right to reject any purchase request. It is the responsibility of any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number. Checks sent to the Marshall Funds to purchase shares must be made payable to "Marshall Funds."

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

[Graphic Representation Omitted -- See Appendix]

Systematic Investment Program

  You can have money automatically withdrawn from your checking account ($50 minimum) on a periodic basis.
  Call your Authorized Dealer to apply for this program.

[Graphic Representation Omitted -- See Appendix]

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares

  If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.
  If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

How to Redeem and Exchange Shares

[Graphic Representation Omitted -- See Appendix]

How Do I Redeem Shares? You may redeem your Fund shares by contacting your Authorized Dealer. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Telephone or written requests for redemptions must be received in proper form and can be made through any Authorized Dealer. It is the responsibility of the Authorized Dealer or service provider to promptly submit redemption requests to a Fund. You may redeem shares by contacting MFIS at 1-800-580-FUND (3863), if you have pre-authorized the telephone redemption privilege.

Redemption requests for the Funds must be received by the Funds by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day's NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.


Will I Be Charged a Fee for Redemptions? A contingent deferred sales charge of 1% applies to Advisor Class of Shares redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider, or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.


[Graphic Representation Omitted -- See Appendix]

Systematic Withdrawal Program

  If you have a Fund account balance of at least $10,000, you can redeem shares (at least $100) on a periodic basis.
  Contact your Authorized Dealer to apply for this program.

[Graphic Representation Omitted -- See Appendix]

Checkwriting (Money Market Fund Only)

  You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.
  Your check is treated as a redemption order for Fund shares equal to the amount of the check.
  A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."
  Checks cannot be used to close your Fund account balance.
  Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

  when you want a redemption to be sent to an address other than the one you have on record with a Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.


Exchange Privilege. You may exchange Advisor Class of Shares of a Fund for Advisor Class of Shares of any of the other Marshall Funds free of charge, if you have previously paid a sales charge. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through your Authorized Dealer, you may telephone instructions to your Authorized Dealer to exchange between Fund accounts that have identical shareholder registrations. Telephone exchange instructions must be received by the Funds before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange. You may also exchange Shares by contacting Marshall Funds Investor Services at 1-800-580-FUND (3863), if you pre-authorized the telephone exchange privilege.


The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges.

Account and Share Information

[Graphic Representation Omitted -- See Appendix]

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.


What is a Dividend and Capital Gain?

[Graphic Representation Omitted -- See Appendix]

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund's profit derived from the sale of an investment, such as a stock or bond.


You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends of the INCOME FUNDS and MONEY MARKET FUND are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.


Rule 12b-1 Plan. Each Marshall Fund has a Rule 12b-1 Plan which allows it to pay a fee equal to a maximum of 0.25% for the EQUITY FUNDS and INCOME FUNDS and 0.30% for the MONEY MARKET FUND'S Advisor Class of Shares assets to the Distributor and financial intermediaries for the sale, distribution and customer servicing of that Fund's Advisor Class of Shares. Because these shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than shares with different sales charges and marketing fees.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, the Funds offer two classes of shares (three classes for the Money Market and International Stock Funds). All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.


Tax Information

Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. For taxable investors, Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUND are expected to be primarily dividends.

Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

Marshall Funds, Inc. Information

[Graphic Representation Omitted -- See Appendix]

 Management of the Marshall Funds. The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser), to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.


Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2000, the Adviser had approximately $11.5 billion in assets under management, of which $5.5 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.

Sub-Adviser's Background. BPI Global Asset Management LLP is a registered investment adviser and provides management for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31, 2000, BPI had approximately $2.3 billion in assets under management. The Sub-Adviser's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.


Portfolio Managers. The EQUITY INCOME FUND is co-managed by Bruce P. Hutson and David J. Abitz. Mr. Hutson has been a vice president of the Adviser since 1973 and a member of the equity policy group since January 1990. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater. Mr. Abitz has been a vice president of the Adviser since January 2000. From January 1997 to August 2000, Mr. Abitz was a senior securities analyst for the EQUITY INCOME FUND. Previously, from March 1995 to January 1997, he was an equity trader for the Adviser. Mr. Abitz is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Oshkosh.

[Graphic Representation Omitted -- See Appendix]

The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O'Connor. Mr. O'Connor has been a vice president of the Adviser since February 1995 when he rejoined the firm after serving as vice president and director of equity research for Arnold Investment Counsel. Prior to joining Arnold, he had been a vice president, portfolio manager, and research analyst with the Adviser from 1979 to 1991. Mr. O'Connor is a Chartered Financial Analyst and holds a bachelor's degree in Commerce from Santa Clara University and an M.B.A. in Finance from the University of Wisconsin-Madison.

The MID-CAP VALUE FUND is managed by Matthew B. Fahey. Mr. Fahey has been a vice president of the Adviser since 1988. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

The MID-CAP GROWTH FUND is managed by Michael D. Groblewski. Mr. Groblewski has led the Adviser's Investment Committee responsible for managing the Mid-Cap Growth Fund since December 1999. Mr. Groblewski, vice president, joined the Adviser in June 1999. From June 1999 to December 1999, he was an analyst for the Mid-Cap Growth Fund and Small-Cap Growth Fund. From April 1996 to June 1999, he was an equity analyst at Cleary, Gull, Reiland and McDevitt. From 1993 to March 1996, he was with Exponential Partners, Inc., where he performed valuations of privately held companies. Mr. Groblewski holds an M.B.A. degree in Finance and International Business from Syracuse University and a B.B.A. degree in Finance from the University of Wisconsin-Madison.

[Graphic Representation Omitted -- See Appendix]


The SMALL-CAP GROWTH FUND is managed by Sean A. McLeod. Mr. McLeod is a Chartered Financial Analyst and earned a B.A. and M.S. in Finance from the University of Wisconsin-Madison. From December 1997 to March 2000, Mr. McLeod was a senior securities analyst for the EQUITY INCOME FUND before joining the SMALL-CAP GROWTH FUND. Prior to joining the Adviser in 1997, Mr. McLeod worked at Strong Capital Management, Inc., where he was an analyst on two growth oriented funds.


[Graphic Representation Omitted -- See Appendix]

The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

The GOVERNMENT INCOME FUND is managed by Joseph M. Cullen. Mr. Cullen joined the Adviser in January 1999 and has managed the Fund since that time. He was formerly a portfolio manager at Lincoln Investment Management, Inc. from 1997 to 1998, and was a portfolio analyst from 1991 to 1994. From 1994 to 1997 he was a fixed income portfolio manager at the Boston Company Asset Management, Inc. Mr. Cullen, who is a Chartered Financial Analyst, received a B.A. in Economics with a Minor in Mathematics from Ripon College, and an M.B.A. in Finance from Carnegie Mellon University.

[Graphic Representation Omitted -- See Appendix]

The INTERMEDIATE BOND FUND and SHORT-TERM INCOME FUND are managed by Mark Pittman. Mr. Pittman is a vice president of the Adviser, which he joined in June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-Madison.

The MONEY MARKET FUND is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:


Fund	Advisory Fee
Money Market Fund	0.15%
Short-Term Income Fund	0.60%
Intermediate Bond Fund	0.60%
Government Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Equity Income Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%


The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.


Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, and administrator directly and through its division, Marshall Funds Investor Services. For each domestic Fund, the annual custody fees are 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on each Fund's average daily net assets. M&I Trust is entitled to receive shareholder services fees directly from the Funds in amounts equal to a maximum annual percentage of the Funds' average daily net assets (ADNA) as follows:

Shareholder Services Fee
Equity Funds	0.25%
Income Funds	0.25%
Money Market Fund	0.25%


M&I Trust may also, from time to time, receive reimbursement of expenses from the Funds' distributor and its affiliates for certain administrative services on behalf of shareholders.


M&I Trust is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund's ADNA as follows:

Maximum Fee	Funds' ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion


All fees of the sub-administrator will be paid by M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

BPI Global Asset Management LLP (BPI) has served as sub-adviser for the Marshall International Stock Fund ("the Fund") since March 29, 1999. Since the Fund's inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI's Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI's and Mr. Jaworski's historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall International Stock Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE).

	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.
1Q1995 (1)	6.70%	6.46%	5.93%
2Q1995	12.18	11.79	0.73
3Q1995	11.94	11.55	4.17
4Q1995 (2)	4.57	4.20	4.05

(1) Not a full quarter--excludes performance from 1/1/1995 to 1/31/1995.

(2) Not a full quarter--excludes performance from 12/1/1995 to 12/31/1995.

Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:

	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the MSCI-EAFE for the same period. In addition, the fund's average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the MSCI-EAFE for the same period.
12/1/95 - 12/31/95	4.02%	3.50%	4.03%
1Q1996	5.09	4.72	2.89
2Q1996	5.89	5.52	1.58
3Q1996	1.57	1.21	-0.13
4Q1996	9.54	9.16	1.59
Annual 1996	23.82	22.08	6.05
1Q1997	4.43	4.06	-1.57

Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI's composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International Stock Fund. The performance information is provided to illustrate BPI's historical performance in managing similar accounts as measured against the MSCI-EAFE Index.


	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. International Funds that use multiple subadvisers, one of which is BPI; and (3) several private accounts with various investment restrictions.
1Q1997	N/A	N/A	N/A
2Q1997	16.96%	16.73%	12.98%
3Q1997	8.67	8.54	-0.70
4Q1997	-3.36	-3.48	-7.83
Annual 1997(1)	22.83	22.29	3.40
1Q1998	18.20	18.06	14.71
2Q1998	4.14	4.01	1.06
3Q1998	-12.38	-12.56	-14.21
4Q1998	14.84	14.62	20.66
Annual 1998	23.86	23.06	20.00
1Q1999	0.35	0.15	1.39
2Q1999	6.01	5.75	2.54
3Q1999	4.43	4.16	4.39
4Q1999	41.57	41.25	16.99
Annual 1999	57.43	55.98	26.96
1Q2000	2.08	1.81	-0.11
2Q2000	-10.25	-10.51	-3.96
3Q2000	-4.38	-4.64	-8.07


(1) Not a full year--excludes performance from 1/1/1997 to 3/31/1997.

BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts --"Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to June 30, 2000. Information from that date to September 30, 2000 has not been verified by the Marshall Funds or Federated Securities Corp. and is unaudited.

The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun Trust Commingled Fund and BPI institutional accounts included in BPI's composite differ from the Marshall International Stock Fund, in that they are not subject to:


  the same types of expenses as the Marshall International Stock Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940; and
  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall International Stock Fund.

The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Funds' Statement of Additional Information contains further information on calculation of average annual total returns.

[Graphic Representation Omitted -- See Appendix]


Financial Highlights -- Advisor Class of Shares

The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if a life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds' independent auditors for the fiscal year ended August 31, 2000 and August 31,1999. Their report dated October 13, 2000 is included in the Annual Report for the Funds, which is incorporated by reference. Each of the previous three years for Money Market Fund were audited by other auditors. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds.

Further information about the performance of the Funds is contained in the Funds' Annual Report dated August 31, 2000, which may be obtained free of charge.

(For a share outstanding throughout each period)

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income/Net (Operating Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Collateral, Futures Contracts, and Foreign Currency	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments Futures Contracts, and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)				Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate
										Ratios to Average Net Assets
										Expenses	Net Investment Income (Operating Loss)	Expense Waiver(2)
Equity Income Fund
1999(3)	$15.88	0.16	0.81	0.97	(0.14)	--	(0.14)	$16.71	6.13%	1.17%(6)	1.68%(6)	0.25%(6)	$ 755	72%
2000	$16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80%)	1.16%	1.55%	0.25%	$ 2,081	98%
Large-Cap Growth & Income Fund
1999(1)	$16.34	0.02	1.14	1.16	(0.02)	--	(0.02)	$17.48	7.08%	1.20%(6)	0.15%(6)	0.25%(6)	$ 912	32%
2000	$17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%	0.14%	0.25%	$ 3,615	71%
Mid-Cap Value Fund
1999(3)	$10.77	0.05	0.62	0.67	(0.04)	--	(0.04)	$11.40	6.22%	1.26%(6)	0.71%(6)	0.25%(6)	$ 356	90%
2000	$11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%	1.04%	0.25%	$ 1,054	94%
Mid-Cap Growth Fund
1999(3)	$15.13	(0.02)	2.17	2.15	--	--	--	$17.28	14.21%	1.21%(6)	(0.74%)(6)	0.25%(6)	$ 278	173%
2000	$17.28	(0.15)(4)	11.99	11.84	--	(1.69)	(1.69)	$27.43	71.91%	1.18%	(0.63%)	0.25%	$ 2,726	108%
Small-Cap Growth Fund
1999(3)	$12.73	(0.02)	(0.33)	(0.35)	--	--	--	$12.38	(2.75%)	1.59%(6)	(1.03%)(6)	0.25%(6)	$ 394	219%
2000	$12.38	(0.18)(4)	7.03	6.85	--	(0.41)	(0.41)	$18.82	56.14%	1.59%	(1.02%)	0.25%	$ 1,771	105%
International Stock Fund
1999(3)	$12.69	0.00(5)	1.14	1.14	--	--	--	$13.83	8.98%	1.50%(6)	0.13%(6)	0.27%(6)	$ 429	182%
2000	$13.83	(0.05)(4)	4.08	4.03	(0.17)	(1.36)	(1.53)	$16.33	28.11%	1.51%	(0.32%)	0.27%	$ 2,184	225%
Government Income Fund
1999(3)	$ 9.61	0.34	(0.39)	(0.05)	(0.34)	--	(0.34)	$ 9.22	(0.56%)	1.09%(6)	5.55%(6)	0.36%(6)	$ 754	232%
2000	$ 9.22	0.55	(0.02)	0.53	(0.55)	--	(0.55)	$ 9.20	5.96%	1.08%	6.06%	0.35%	$ 1,491	192%

Intermediate Bond Fund
1999(3)	$ 9.53	0.35	(0.36)	(0.01)	(0.35)	--	(0.35)	$ 9.17	(0.09%)	0.94%(6)	5.79%(6)	0.31%(6)	$ 953	181%
2000	$ 9.17	0.55	(0.01)	0.54	(0.55)	--	(0.55)	$ 9.16	6.10%	0.93%	6.12%	0.31%	$ 1,969	243%
Money Market Fund
1996	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.07%	0.71%	4.92%	0.26%	$ 84,711	--
1997	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.04%	0.71%	4.93%	0.26%	$ 89,485	--
1998	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.19%	0.71%	5.12%	0.25%	$105,125	--
1999	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	4.67%	0.71%	4.57%	0.25%	$118,352	--
2000	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.56%	0.74%	5.44%	0.16%	$140,787	--

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and net investment ratios.

(3) Reflects operations for the period from December 31, 1998 (start of performance) to August 31, 1999.

(4) Per share information is based on average shares outstanding.

(5) Amount represents less than $0.01 per share.

(6) Computed on an annualized basis.


A Statement of Additional Information (SAI) dated October 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussions & Analyses discuss market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and make inquiries, write to or call your Authorized Dealer or call Marshall Funds Investor Services at 1-800-580-FUND (3863).

You can obtain information about the Marshall Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348
1-800-580-FUND (3863)

TDD: Speech and Hearing Impaired Services
1-800-209-3520

Federated Securities Corp.
Distributor


G00714-03 (10/00)
SEC File No. 811-7047


Marshall Equity Funds

Fund name	Fund manager	Goal	Invests in
Marshall Equity Income Fund	Bruce P. Hutson and David J. Abitz	Capital appreciation and above-average dividend income	Common stocks of companies paying above-average dividends Seeks to construct a diversified portfolio with a yield at least 1% greater than the S&P 500 Index[3]
Marshall Large-Cap Growth & Income Fund	William J. O'Connor, CFA	Capital appreciation and income	Companies with market caps over $10 billion Companies with a history of growing earnings and growing dividends
Marshall Mid-Cap Value Fund	Matthew B. Fahey	Capital appreciation	Medium-size companies with traditional value characteristics Seeks companies that have underappreciated assets or are involved in company turnarounds or corporate restructuring
Marshall Mid-Cap Growth Fund	Michael D. Groblewski	Capital appreciation	Medium-size companies with high potential growth rates Seeks to invest in successful entrepreneurs
Marshall Small-Cap Growth Fund[1]	Sean A. McLeod	Capital appreciation	Small companies with high potential growth rates[1] Seeks to invest in successful entrepreneurs
Marshall International Stock Fund[2]	Dan Jaworski, CFA BPI Global Asset Management LLP	Capital appreciation	Targets companies outside the U.S. with strong competitive positions and high returns on capital Investment discipline is a blend of growth and value

Marshall Income Funds

Fund name	Fund manager	Goal	Invests in
Marshall Government Income Fund	Joseph M. Cullen, CFA	Current income	Securities of the U.S. government and its agencies Uses current and historical interest rate relationships to evaluate market sectors and individual securities
Marshall Intermediate Bond Fund	Mark Pittman, CFA	To maximize total return consistent with current income	Intermediate, investment-grade bonds and notes Selects portfolio securities using macro-economic, credit and market analysis
Marshall Short-Term Income Fund	Mark Pittman, CFA	To maximize total return consistent with current income	Short- to intermediate-term investment grade bonds and notes Selects portfolio securities using macro-economic, credit and market analysis
Marshall Money Market Fund[4]	Richard Rokus, CFA	Current income consistent with stability of principal	High-quality money market securities maturing in 397 days or less Seeks to preserve value of investment at $1.00 per share

1 Small-cap stocks are less liquid and have historically experienced greater volatility than average.

2 Foreign investing involves special risks due to factors such as increased volatility, currency fluctuation, and differences in auditing and other financial standards.

3 The S&P 500 is an unmanaged index of large capitalization common stocks.

4 An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


For more complete information on the Marshall Funds, please read the attached Prospectus.


M&I Investment Management Corp. is the investment adviser to the Marshall Funds. BPI Global Asset Management LLP is the sub-adviser for the Marshall International Stock Fund. Federated Securities Corp. is the distributor. The Marshall Funds are available through M&I Brokerage Services, authorized broker-dealers and, for certain accounts, Marshall & Ilsley Trust Companies.

Not part of the prospectus

[Logo of MarshallFunds]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
800-580-FUND (3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Federated Securities Corp., Distributor G00714-03(10/00)
M&I Investment Management Corp., Investment Adviser
©2000 Marshall Funds, Inc.
321-103A

                              MARSHALL FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE ADVISOR CLASS OF SHARES

                                    (CLASS A)

                                October 31, 2000

---------------------------------------------------------------------------

         EQUITY FUNDS                            INCOME FUNDS

---------------------------------------------------------------------------
---------------------------------------------------------------------------
    O MARSHALL EQUITY INCOME FUND           O MARSHALL GOVERNMENT INCOME FUND

---------------------------------------------------------------------------
         O MARSHALL LARGE-CAP GROWTH & INCOME FUND O  MARSHALL
INTERMEDIATE BOND FUND

---------------------------------------------------------------------------
         O MARSHALL MID-CAP VALUE FUND           O MARSHALL SHORT-TERM
INCOME FUND

---------------------------------------------------------------------------
---------------------------------------------------------------------------
         O MARSHALL MID-CAP GROWTH FUND

---------------------------------------------------------------------------
         O MARSHALL SMALL CAP GROWTH FUND

---------------------------------------------------------------------------
         O MARSHALL INTERNATIONAL STOCK FUND     MONEY MARKET FUND

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                 O MARSHALL MONEY MARKET

FUND

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------

    This Statement of Additional Information (SAI) is not a Prospectus. Read
    this SAI in conjunction with the Advisor Class of Shares Prospectus for the
    Marshall Funds listed above, dated October 31, 2000. This SAI incorporates by reference the financial statements from the Funds' Annual Report. You may obtain the Prospectus or Annual Report without charge by calling M&I
    Brokerage Services at 1-800-580-FUND (3863), or you can visit the Marshall
    Funds' Internet site on the WorldWide Web at http://www.marshallfunds.com.

    P.O. BOX 1348
    MILWAUKEE, WISCONSIN 53201-1348

G00714-04(10/00)

FEDERATED SECURITIES CORP.
-------------------------------
Distributor

A subsidiary of FEDERATED
INVESTORS, INC.

---------------------------------------------------------------------------

HOW ARE THE FUNDS ORGANIZED?            1

---------------------------------------------------------------------------

---------------------------------------------------------------------------

SECURITIES IN WHICH THE FUNDS INVEST    1

---------------------------------------------------------------------------

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS   3

---------------------------------------------------------------------------

INVESTMENT LIMITATIONS                 14

---------------------------------------------------------------------------

DETERMINING MARKET VALUE OF SECURITIES 17

---------------------------------------------------------------------------

WHAT DO SHARES COST?                   18

---------------------------------------------------------------------------

HOW ARE THE FUND SHARES SOLD?          18
---------------------------------------------------------------------------

HOW TO BUY SHARES                      19

---------------------------------------------------------------------------

ACCOUNT AND SHARE INFORMATION          20

---------------------------------------------------------------------------

WHAT ARE THE TAX CONSEQUENCES?         21

---------------------------------------------------------------------------

WHO MANAGES THE FUNDS?                 22

---------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?  27

---------------------------------------------------------------------------

PERFORMANCE COMPARISONS                29

---------------------------------------------------------------------------

ECONOMIC AND MARKET INFORMATION        31

---------------------------------------------------------------------------

FINANCIAL STATEMENTS                   31

---------------------------------------------------------------------------

APPENDIX                               33
---------------------------------------------------------------------------

ADDRESSES                              36
---------------------------------------------------------------------------

---------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED?

---------------------------------------------------------------------------

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and its eleven investment portfolios. This Statement uses the same terms as defined in the Prospectus. The definitions of the terms series and class in the
Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL)
differ from the meanings assigned to those terms in the Prospectus and this
Statement of Additional Information. The Articles of Incorporation of the
Corporation reconcile this inconsistency in terminology, and provide that the
Prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue
Code.

---------------------------------------------------------------------------
SECURITIES IN WHICH THE FUNDS INVEST

---------------------------------------------------------------------------

Under normal market conditions, the INTERNATIONAL STOCK FUND will invest at least 65% of its assets in equity securities of companies located in at least three different countries outside the United States. Following is a table that indicates which types of securities are a(n): o P = PRINCIPAL investment of a
Fund; (shaded in chart) o A = ACCEPTABLE (but not principal) investment of a
Fund; or o N = NOT AN ACCEPTABLE investment of a Fund.

EQUITY FUNDS

-------------------------------------------------------------------------------------------
SECURITIES                      EQUITY    LARGE-CAP MID-CAP   MID-CAP  SMALL-CAP INTERNATIONAL
                                INCOME    GROWTH &  VALUE     GROWTH   GROWTH    STOCK

                                          INCOME

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS1    A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES2         A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
BANK INSTRUMENTS3                A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
BORROWING4                       A        A         A         A        A         A
---------------------------------
-------------------------------------------------------------------------------------------
COMMON STOCK                     P        P         P         P        P         P
-----------------------------------------------------------------------
---------------------------------                                      --------------------
COMMON STOCK OF FOREIGN          A        A         A         A        A         P
COMPANIES

---------------------------------                   ---------------------------------------
-----------------------------------------------------------------------
CONVERTIBLE SECURITIES           A        A         A         A        A         A
-------------------------------------------------------------------------------------------
---------------------------------                   ---------------------------------------
DEBT OBLIGATIONS                 A        A         A         A        A         A5
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS AND         A        A         A         A        A         A
SECURITIES

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
EUROPEAN DEPOSITARY RECEIPTS     N        N         N         N        N         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FIXED RATE DEBT OBLIGATIONS      A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FLOATING RATE DEBT OBLIGATIONS   A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FOREIGN CURRENCY HEDGING         N        N         N         N        N         A
TRANSACTIONS

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS    N        N         N         N        N         A
-----------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FOREIGN SECURITIES6              A        A         A         A        A         P
-------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
FORWARD COMMITMENTS,             A        A         A         A        A         A
WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FUTURES AND OPTIONS TRANSACTIONS A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
GLOBAL DEPOSITARY RECEIPTS       N        N         N         N        N         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED          A        A         A         A        A         A
SECURITIES7

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES  A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES       A        A         A         A        A         A
---------------------------------         -------------------------------------------------
-------------------------------------------------------------------------------------------
PREFERRED STOCKS                 A        A         A         A        A         A
-------------------------------------------------------------------------------------------
---------------------------------         -------------------------------------------------
PRIME COMMERCIAL PAPER8          A        A         A         A        A         A
                                 ----------------------------------------------------------
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS            A        A         A         A        A         A
                                 ----------------------------------------------------------
-------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS    A        A         A         A        A         A
-------------------------------------------------------------------------------------------
                                 ----------------------------------------------------------
SECURITIES OF OTHER INVESTMENT   A        A         A         A        A         A
COMPANIES

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
SWAP TRANSACTIONS                A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES       A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES       A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
WARRANTS                         A        A         A         A        A         A
-------------------------------------------------------------------------------------------

INCOME FUNDS AND MONEY MARKET FUND

-----------------------------------------------------------------------------
SECURITIES                       GOVERNMENT  INTERMEDIATESHORT-TERMMONEY
                                 INCOME      BOND        INCOME    MARKET

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES2         P           A           P         A
-------------------------------------------------------------------
---------------------------------                        --------------------
BANK INSTRUMENTS3                A           A           A         P
-----------------------------------------------------------------------------
---------------------------------------------------------
BORROWING4                       A           A           A         A
---------------------------------
-----------------------------------------------------------------------------
DEBT OBLIGATIONS                 P           P           P         P
-----------------------------------------------------------------------------
---------------------------------                        --------------------
DEMAND MASTER NOTES              N           A           A         P
-----------------------------------------------------------------------------
---------------------------------------------------------
DERIVATIVE CONTRACTS AND         A           A           A         A
SECURITIES

---------------------------------                        --------------------
---------------------------------------------------------
DOLLAR ROLLS                     A           A           A         N
---------------------------------
-----------------------------------------------------------------------------
FIXED RATE DEBT OBLIGATIONS      P           P           P         P
-----------------------------------------------------------------------------
---------------------------------------------------------
FLOATING RATE DEBT OBLIGATIONS   A           A           A         P
---------------------------------------------
-----------------------------------------------------------------------------
FOREIGN MONEY MARKET INSTRUMENTS A           A           A         A
---------------------------------------------            --------------------
---------------------------------------------------------
FOREIGN SECURITIES6              A           A           A         N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
FORWARD COMMITMENTS,             A           A           A         A
WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

---------------------------------
-----------------------------------------------------------------------------
FUNDING AGREEMENTS               A           A           A         P
-----------------------------------------------------------------------------
---------------------------------------------------------
FUTURES AND OPTIONS TRANSACTIONS A           A           A         N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
GUARANTEED INVESTMENT CONTRACTS  N           N           N         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ILLIQUID AND RESTRICTED          A           A           A         A
SECURITIES7

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES  A           A           A         A
---------------------------------                        --------------------
-----------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES       P           A           A         A
-----------------------------------------------------------------------------
---------------------------------                        --------------------
MUNICIPAL LEASES                 A           A           A         N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
MUNICIPAL SECURITIES             A           A           A         N
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
PARTICIPATION INTERESTS          N           N           N         A
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
PRIME COMMERCIAL PAPER8          A           A           A         P
---------------------------------------------------------
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS            A           A           A         P
                                 --------------------------------------------
---------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS9   A           A           A         A
-----------------------------------------------------------------------------
SECURITIES OF OTHER INVESTMENT   A           A           A         A
COMPANIES

-----------------------------------------------------------------------------
SWAP TRANSACTIONS                A           A           A         N
---------------------------------
                                 --------------------------------------------
U.S. GOVERNMENT SECURITIES       P           A           A         A
-----------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES       A           A           A         A
-----------------------------------------------------------------------------
1. ALL FUNDS may invest up to 20% of their respective assets, however, the
INTERNATIONAL STOCK FUND has no limit. 2. The EQUITY FUNDS and INCOME FUNDS may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's
(S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by Moody's Investors
Service, Inc. (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The MONEY MARKET FUND will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the
INCOME FUNDS expect that they might exceed 5% of their respective net assets in these securities.

3. The EQUITY FUNDS and MONEY MARKET FUND may purchase foreign Bank Instruments.
The EQUITY FUNDS (except INTERNATIONAL STOCK FUND) are limited to 5% of total assets. THE INCOME FUNDS may invest in foreign Bank Instruments, although they do not presently intend to do so.

4. The INTERNATIONAL STOCK FUND may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The Fund may pledge more than 5% of its total assets to secure such borrowings. 5. Must be issued by U.S. corporations and rated in the top four categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

6. The EQUITY FUNDS, except INTERNATIONAL STOCK FUND may only invest up to 5% of their respective net assets in foreign securities other than American Depositary
Receipts.

7. ALL FUNDS may invest up to 15% of their respective assets in illiquid securities except for the MONEY MARKET FUND which is limited to 10%. 8. THE
SMALL-CAP GROWTH FUND may purchase commercial paper rated investment grade by an
NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The
OTHER FUNDS may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. 9. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the MONEY MARKET FUND will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

---------------------------------------------------------------------------
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

---------------------------------------------------------------------------
As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable. AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United
States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

ASSET-BACKED SECURITIES are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables.
Almost any type of fixed income assets (including other fixed income securities)
may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed securities may also resemble some types of CMOs.

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

BANK INSTRUMENTS. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the
Savings Association Insurance Fund, which are administered by the Federal
Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as
Bank Instruments.

BORROWING. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the MONEY
MARKET FUND AND INTERMEDIATE BOND FUND), and pledge some assets as collateral. A
Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CORPORATE DEBT SECURITIES are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of
$12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than
10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

CREDIT QUALITY. The fixed income securities in which a Fund invests will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an
NRSRO's four highest ratings. Securities receiving the fourth highest rating
(Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The MONEY MARKET FUND is subject to Rule 2a-7 under the
Investment Company Act of 1940, and will follow the credit quality requirements of the Rule.

COMMERCIAL PAPER AND RESTRICTED AND ILLIQUID SECURITIES. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans)
to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section
4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section
4(2) commercial paper, thus providing liquidity. The Funds believe that Section
4(2) commercial paper and certain other restricted securities which meet the
Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

DEMAND FEATURES. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a
Fund to demand payment of the value of the security (plus an accrued interest)
from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the
U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and
Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

DOLLAR ROLLS are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are to be announced mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

DURATION. Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond's coupon rate; maturity date; and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities.
However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the EQUITY FUNDS invest.

   COMMON STOCKS are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security. WARRANTS provide an option to buy the issuer's stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date.
   Rights are the same as warrants, except they are typically issued to existing stockholders.

FIXED INCOME SECURITIES. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     FIXED RATE DEBT SECURITIES. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10%
     is more valuable to investors when prevailing interest rates are lower;
     therefore, this value is reflected in higher price, or a premium.
     Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     FLOATING RATE DEBT SECURITIES. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR);
     commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

     FOREIGN CURRENCY HEDGING TRANSACTIONS. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward
     Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward
     Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward
     Contracts or to limit any potential risk. The segregated assets will be priced daily. Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.
     Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.
     PURCHASING AND WRITING PUT AND CALL OPTIONS on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received.
     The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on
     U.S. and foreign exchanges or over-the-counter.

     EXCHANGE-TRADED FUTURES CONTRACTS are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign
     Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a
     Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

FOREIGN MONEY MARKET INSTRUMENTS.  Eurodollar Certificates of Deposit
(ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time
Deposits (ETDs) are all U.S. dollar denominated certificates of deposit.
ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

FUNDING AGREEMENTS (Agreements), are investment instruments issued by U.S.
insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The MONEY MARKET FUND will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser.
Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the MONEY MARKET FUND may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A
Fund's ability to establish and close out futures and options positions depends on this secondary market.

     FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future.
     A futures contract may involve a variety of assets including commodities
     (such as oil, wheat, or corn) or a financial asset (such as a security). A
     Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.
     MARGIN IN FUTURES TRANSACTIONS. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market.
     Variation margin does not represent a borrowing or loan by a Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts. A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may
     purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities. Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from a Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market.
     If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in a Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by a Fund, and has the effect of canceling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

     CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may
     write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option.
     If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities. A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position.
     When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge. LIMITATION ON OPEN FUTURES POSITIONS. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of aFund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Fund may purchase put options on portfolio securities to protect against price movements in a
     Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. A Fund may write covered call and put options to generate income and thereby protect against price movements in a Fund's portfolio securities. As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S.
     government securities in the amount of any additional consideration). As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     STOCK INDEX OPTIONS. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on a Fund's portfolio securities or securities indices are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

     RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in a Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the
     Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a Fund may lose money on the futures contract or option.

     When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund.
During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company (M&I Trust
Company), as agent, and reimburse M&I Trust Company for its costs. The Funds and
M&I Trust have applied to the Securities and Exchange Commission for an order that would permit M&I Trust Company to charge, and the Funds to pay, market-based compensation for M&I Trust Company's services as securities lending agent.

SECURITIES LENDING RISKS. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, a
Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.

MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IO prices tend to increase when interest rates rise (and prepayments fall), making
IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance higher rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields.
Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields.
As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate.
In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps
PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the
Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class
CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the
Internal Revenue Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United
States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

    GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law. SPECIAL REVENUE
    BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues.
    Therefore, any shortfall in the tolls normally would result in a default on the bonds. PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax. The Funds may invest in bonds subject to the federal alternative minimum tax.

    ANTICIPATION NOTES are securities issued in anticipation of the receipt of taxes, grants, bond proceeds or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds. TAX INCREMENT FINANCING BONDS are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:
o     TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
o     TANs:  tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes
o     RANs:   revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues
o     BANs: bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds
o     municipal commercial paper and other short-term notes
o     variable rate demand notes
o     industrial development bonds
o     municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases
o     construction loan notes insured by the Federal Housing
      Administration and financed by Fannie Mae or Ginnie Mae; and
o     participation, trust and partnership interests in any of the foregoing obligations.

Diversification of the Intermediate Tax-Free Fund's investments is obtained geographically by purchasing issues of Municipal Securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Funds' acceptable quality criteria.

     MUNICIPAL LEASES. A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

     The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to the Funds' ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11)
     the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

     VARIABLE RATE MUNICIPAL SECURITIES. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations.
     Many Municipal Securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the
     Fund's demand. For purposes of determining the Funds' average maturity, the maturities of these variable rate demand Municipal Securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security.
The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily.
To the extent that the original seller defaults and does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. SWAP TRANSACTIONS. In a standard swap transaction, two parties agree to exchange (swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on
$10 million principal amount. Neither party to the swap would actually advance
$10 million to the other.

The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction.

The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires a Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index.
Interest accrued on the hedged note would then equal or exceed the Funds'
obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a
Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party.
A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position (this rarely applies to the MONEY MARKET FUND). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (for the
INTERNATIONAL STOCK FUND).

TREASURY SECURITIES are direct obligations of the federal government of the
United States. Investors regard treasury securities as having the lowest credit risk.

WARRANTS give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

---------------------------------------------------------------------------
FUNDAMENTAL INVESTMENT OBJECTIVE

---------------------------------------------------------------------------

The investment objective of the MARSHALL EQUITY INCOME FUND is to provide capital appreciation and above-average dividend income. The investment objective of the MARSHALL LARGE-CAP GROWTH & INCOME FUND is to provide capital appreciation and income.

The investment objective of the MARSHALL MID-CAP VALUE FUND is to provide capital appreciation. The investment objective of the MARSHALL MID-CAP GROWTH
FUND is to provide capital appreciation.

The investment objective of the MARSHALL SMALL-CAP GROWTH FUND is to provide capital appreciation. The investment objective of the MARSHALL INTERNATIONAL
STOCK FUND is to provide capital appreciation.

The investment objective of the MARSHALL GOVERNMENT INCOME FUND is to provide current income. The investment objective of the MARSHALL INTERMEDIATE BOND FUND is to maximize total return consistent with current income. The investment objective of the MARSHALL SHORT-TERM FUND is to maximize total return consistent with current income.

The investment objective of the MARSHALL MONEY MARKET FUND is to provide current income consistent with stability of principal. The investment objective of the
Funds may not be changed by the Fund's Trustee's without shareholder approval.

---------------------------------------------------------------------------
INVESTMENT LIMITATIONS

---------------------------------------------------------------------------

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the "majority of the outstanding voting securities" of that Fund, as defined by the Investment Company Act.
SELLING SHORT AND BUYING ON MARGIN

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the MONEY
MARKET FUND and INTERMEDIATE BOND FUND) including the amounts borrowed; and
except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the INTERNATIONAL STOCK FUND, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the INTERNATIONAL STOCK FUND, a Fund
will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

LENDING CASH OR SECURITIES

The Funds will not lend any of their assets except portfolio securities. Except for the INTERNATIONAL STOCK FUND, loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding
U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations. INVESTING IN COMMODITIES

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the INTERMEDIATE BOND FUND and the MONEY MARKET FUND, a Fund may purchase and sell futures contracts and related options, and the INTERNATIONAL STOCK FUND may also enter into forward contracts and related options.

INVESTING IN REAL ESTATE

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

CONCENTRATION OF INVESTMENTS

A Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities (and domestic bank instruments for the MONEY MARKET FUND) shall not be considered investments in any one industry.

UNDERWRITING

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Funds will not invest more than 15% (10% for the MONEY MARKET FUND) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases).

PURCHASING SECURITIES TO EXERCISE CONTROL

The Funds will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The
Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The MONEY MARKET FUND will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.
INVESTING IN OPTIONS

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment. A Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits)
issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE. The MONEY MARKET FUND may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the MONEY MARKET FUND will comply with the various requirements of
Rule 2a-7 under the Act, which regulates money market mutual funds. For example,
Rule 2a-7 generally prohibits the investment of more than 5% of the MONEY MARKET
FUND'S total assets in the securities of any one issuer, although the MONEY
MARKET FUND'S fundamental investment limitation only requires such 5%
diversification with respect to 75% of its assets. The MONEY MARKET FUND will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by
NRSROs, according to Rule 2a-7. The MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

OTHER INVESTMENT POLICIES

The following Funds have an investment policy which requires that a Fund invest, under normal market conditions, at least 65% of its total assets in a particular type of security that is consistent with a Fund's goals and investment strategies.

EQUITY INCOME FUND intends to invest at least 65% of its total assets in equity securities that generate dividend income. LARGE-CAP GROWTH & INCOME FUND intends to invest at least 65% of its total assets in common stocks and preferred stocks of large-sized companies whose market capitalizations generally exceed $10 billion. MID-CAP VALUE FUND intends to invest at least 65% of its total assets in value-oriented common and preferred stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index. MID-CAP GROWTH FUND intends to invest at least 65% of its total assets in growth-oriented common stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400
Index.

SMALL-CAP GROWTH FUND intends to invest at least 65% of its total assets in common and preferred stocks issued by small-sized companies similar in size to those within the Russell 2000 Index.

INTERNATIONAL STOCK FUND intends to invest at least 65% of its total assets in securities of issuers domiciled in at least three different nations outside the
United States, and intends to invest at least 65% of the Fund's total assets in common stocks, preferred stocks and other equity securities.

GOVERNMENT INCOME FUND intends to invest at least 65% of its total assets in
U.S. government securities (not including privately issued mortgage-related securities).

INTERMEDIATE BOND FUND intends to invest at least 65% of its total assets in bonds. SHORT-TERM INCOME FUND intends to invest at least 65% of its total assets in short- to intermediate-term investment grade bonds and notes.

---------------------------------------------------------------------------
DETERMINING MARKET VALUE OF SECURITIES

---------------------------------------------------------------------------

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Directors have decided that the best method for determining the value of portfolio instruments for the MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The MONEY MARKET FUND's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the
Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under the Rule, the MONEY MARKET FUND is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days'
notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The MONEY MARKET FUND acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies. MONITORING PROCEDURES. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS. The Rule requires that the MONEY MARKET FUND limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more
NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the MONEY MARKET FUND will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the
Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities, at a fair value as determined in good faith by the Board.

The Funds may value securities at prices provided by independent pricing services that may not rely exclusively on quoted prices and may consider:
institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the INTERNATIONAL STOCK FUND values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the
Directors, although the actual calculation may be done by others.

---------------------------------------------------------------------------
WHAT DO SHARES COST?

---------------------------------------------------------------------------

Except under certain circumstances described in the Prospectus, shares are sold at their net asset value (plus a sales charge) on days the New York
Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and "What Do
Shares Cost."
---------------------------------------------------------------------------
HOW ARE THE FUND SHARES SOLD?

---------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.
Texas residents must purchase shares of the Funds through M&I Brokerage
Services, Inc. at 1-800-580-FUND (3863), or through any authorized broker-dealer.

FRONT-END SALES CHARGE REALLOWANCE

The distributor receives a front-end sales charge on certain Share sales. The
Distributor generally pays up to 90% (and as much as 100%) of this charge to a broker-dealer, investment professional, or financial institution (Authorized
Dealers) for sales and/or administrative services. Any payments to an Authorized
Dealer in excess of 90% of the front-end sales charge are considered supplemental payments. The distributor retains any portion not paid to an
Authorized Dealer.

12B-1 PLAN

The Corporation has adopted a compensation-type plan for Advisor Class of Shares
Shares of the Funds (Plan Shares) pursuant to Rule 12b-1 (the Plan) which was promulgated by the Securities and Exchange Commission pursuant to the Act. The
Plan provides that the Funds' Distributor shall act as the distributor of Plan
Shares, and it permits the payment of fees to brokers, dealers and administrators for distribution and/or administrative services. The Plan is designed to stimulate brokers, dealers and administrators to provide distribution and/or administrative support services to the Funds and holders of
Plan Shares. These services are to be provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investment of client account cash balances; answering routine client inquiries regarding the Plan Shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the
Funds reasonably request.

Other benefits which the Funds hope to achieve through the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Plan Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Plan
Shares and prompt responses to shareholder requests and inquiries concerning their accounts.

By adopting the Plan, the Directors expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors in Plan Shares whose needs are served by the Funds'
objectives and properly servicing these accounts, the Funds may be able to lessen fluctuations in rates of redemptions and sales.

SHAREHOLDER SERVICES

M&I Trust Company, through MFIS, is the shareholder servicing agent for the
Funds. As such, MFIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Funds may pay M&I Trust Company for providing shareholder services and maintaining shareholder accounts. M&I Trust Company may select others (including
Federated Shareholder Services, a subsidiary of Federated Investors, Inc.) to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust Company (but not out of Fund assets). The Distributor and/or
M&I Trust Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

---------------------------------------------------------------------------
HOW TO BUY SHARES

---------------------------------------------------------------------------
QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the Prospectus, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Funds will combine all
Advisor Class of Shares purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account. If an additional purchase into the same Share class is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns Advisor Class of Shares having a current value at the public offering price of $40,000 and he purchases
$10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.5%, not
5.75%.

To receive the sales charge reduction, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the purchase is made that Advisor Class of Shares are already owned or that purchases are being combined. The Funds will reduce or eliminate the sales charge after it confirms the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same
Share class of two or more Marshall Funds in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the concurrent purchases are made. The Funds will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Funds' custodian will hold shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the applicable sales charge. While this letter of intent will not obligate the shareholder to purchase Advisor Class of Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Advisor Class of Shares of any Marshall Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all shares of the Fund within the same share class. Class A shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original shares must have been subject to a sales charge and the reinvestment must be within 90 days. In addition, if shares were reinvested through an investment professional or financial institution, the investment professional or financial institution would not be entitled to an advanced payment from M&I Brokerage Services on the reinvested shares, if otherwise applicable. M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems shares in the Fund, there may be tax consequences.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of
1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Directors determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the
Funds' Directors deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

---------------------------------------------------------------------------
ACCOUNT AND SHARE INFORMATION

---------------------------------------------------------------------------
VOTING RIGHTS

Shareholders of each Fund are entitled: (i) to one vote per full share of Common
Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of
Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of
Directors will not be able to elect any person or persons to the Board of
Directors.

The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its
By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

As of October 3, 2000, the following shareholders owned 5% or more of a Fund's outstanding Advisor Class of Shares: International Stock Fund - MITRA & Co., C/O
Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 63,095 shares (30.06%). Money Market Fund - M&I BSS Janesville, C/O Mary Smith,
Appleton, WI, owned approximately 38,982,087 shares (27.41%); and M&I BSS
Madison, C/O Mary Smith, Appleton, WI, owned approximately 16,460,256 shares
(11.57%). Shareholders owning 25% or more of the outstanding shares of a Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

---------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?

---------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by each
Fund.

Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the EQUITY Funds if the EQUITY
FUNDS were a regular corporation, and to the extent designated by the EQUITY
FUNDS as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

FOREIGN INVESTMENTS

Investment income on certain foreign securities purchased by the Funds may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Funds' assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Funds may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Funds may invest in the stock of certain foreign corporations which are classified as Passive Foreign Investment Companies (PFIC). The Funds may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code provisions that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Funds expect that only INTERNATIONAL STOCK FUND will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

---------------------------------------------------------------------------
WHO MANAGES THE FUNDS?

---------------------------------------------------------------------------

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the
Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex.

As of October 3, 2000, the Funds' Board and Officers as a group owned less than
1% of a Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

NAME                                                            AGGREGATE
BIRTHDATE                                                       COMPENSATION
ADDRESS                PRINCIPAL OCCUPATIONS                    FROM
POSITION WITH          FOR PAST 5 YEARS                         CORPORATION
CORPORATION
JOHN DEVINCENTIS       Independent Financial Consultant;            $15,000
--------------------   Retired, formerly, Senior Vice
Age:  66               President of Finance, In-Sink-Erator
c/o Marshall Funds     Division of Emerson Electric.
1000 North Water
Street
Milwaukee, WI

DIRECTOR

JAMES MITCHELL         Group Vice President, Citation               $15,000
Age:  53               Corporation; President and Chief
c/o Marshall Funds     Executive Officer, Interstate Forging
1000 North Water       Industries; Chairman, Ayrshire
Street                 Precision Engineering.
Milwaukee, WI

DIRECTOR

DUANE E. DINGMANN      Retired; formerly President and              $15,000
Age:  69               owner, Trubilt Auto Body, Inc. and
c/o Marshall Funds     Telephone Specialists, Inc.; formerly
1000 North Water       Class B (nonbanking) Director, Ninth
Street Milwaukee, WI   Federal Reserve District,
DIRECTOR               Minneapolis, MN.

BARBARA J. POPE        President, Barbara J. Pope, P.C., a          $15,000
Age:  52               financial consulting firm; President,
c/o Marshall Funds     Sedgwick Street Partners LLC; general
1000 North Water       partner of a private investment
Street                 partnership.
Milwaukee, WI
DIRECTOR

JOHN M. BLASER+        Vice President, M&I Trust Company;                $0
Age:  43               formerly, Partner and Chief Financial
1000 North Water       Officer, Artisan Partners Limited
Street                 Partnership; formerly, Chief
Milwaukee, WI          Financial Officer and Principal
PRESIDENT and          Administrative and Finance Officer,
DIRECTOR               Artisan Funds, Inc.; formerly, Senior
                       Vice President, Kemper Securities.
DAVID W. SCHULZ+       President and Director, M&I                       $0
Age:  42               Investment Management Corp.; Vice
1000 North Water       President, M&I Trust Company.
Street
Milwaukee, WI 53202
DIRECTOR

JO A. DALES            Vice President, M&I Trust Company;                $0
Age:  39               formerly, Senior Audit Manager of
1000 North Water       Marshall & Ilsley Corporation and
Street                 Operations Specialist for Firstar
Milwaukee, WI 53202    Trust Company.

VICE PRESIDENT

ANN K. PEIRICK         Assistant Vice President, M&I Trust               $0
Age:  46               Company; formerly, Senior Financial
1000 North Water       Analyst - Community Bank Finance and
Street                 Manager of Corporate Financial
Milwaukee, WI          Analysis, Bank One, Wisconsin.
TREASURER

BROOKE J. BILLICK      Vice President and Securities                     $0
Age:  46               Counsel, M&I Trust Company, M&I
1000 North Water       Investment Management Corp.;
Street                 formerly, shareholder, Gibbs, Roper,
Milwaukee, WI          Loots & Williams SC.
SECRETARY

ADVISER TO THE FUNDS

The Adviser conducts investment research and makes investment decisions for the
Fund. The Funds' investment adviser is M&I Investment Management Corp.
(Adviser), a wholly owned subsidiary of Marshall & Ilsley Corporation. The
Adviser shall not be liable to the Corporation, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have with an issuer.

SUB-ADVISER TO INTERNATIONAL STOCK FUND

BPI Global Asset Management LLP (BPI) is the Sub-Adviser to the INTERNATIONAL
STOCK FUND. It is the Adviser's responsibility to select a Sub-Adviser for the
INTERNATIONAL STOCK FUND that has distinguished itself in its area of expertise in asset management and to review the Sub-Adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation's Directors whether BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the
INTERNATIONAL STOCK FUND, except those operations contracted to BPI, the custodian, the transfer agent, and the administrator. Although BPI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the INTERNATIONAL STOCK FUND, subject to the INTERNATIONAL STOCK FUND'S investment goal, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-Adviser receives a fee at the annual rate of 0.40% of the INTERNATIONAL STOCK FUND'S average daily net assets. The Sub-Adviser is paid by the Adviser and not by the
INTERNATIONAL STOCK FUND. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the
Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located in both Canada and the United States, and is an investment adviser registered with the U.S.
Securities and Exchange Commission. BPI was formed in March 1997 as a Delaware limited liability partnership between BPI Global Holdings USA, Inc. (BPI
Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner.
BPI Holdings USA is a wholly-owned subsidiary of BPI Global Holdings, Inc., which is awholly-owned subsidiary of BPI Financial Corporation. Effective August
1999, BPI Financial Corporation became a wholly-owned subsidiary of C.I. Fund
Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada.
JBS is owned by BPI's portfolio managers and its President.

For the fiscal year ended August 31, 2000, the Adviser paid BPI $1,681,155. BPI became Sub-Adviser on March 29, 1999, but was compensated for advisory services beginning May 1, 1999. Prior to March 26, 1999, Templeton Investment Counsel,
Inc. (TICI) served as the INTERNATIONAL STOCK FUND'S former Sub-Adviser. For the period from September 1, 1998 to May 1, 1999 (the effective date of termination of TICI's sub-advisory contract), the Adviser paid TICI $645,806. For the fiscal years ended August 31, 1998 and 1997, the Adviser paid TICI $1,072,613 and
$816,182, respectively.

BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations.

M&I Corp. believes, based on the advice of its counsel, that M&I Investment
Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall
Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the Prospectus for its customers and/or the Fund. If M&I Investment Management Corp. and M&I
Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp.
and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences.

BROKERAGE TRANSACTIONS

The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the
Adviser, or BPI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services.

The Adviser, BPI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the
Adviser, BPI, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Aggregate total commissions with brokers that provided research were $845,012 on transactions with an aggregate principal value of $542,732,676 during the fiscal year ended August 31, 1999.

ADMINISTRATOR

M&I Trust is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:

      ------------------------------------------
      Maximum Fee                   Funds' ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%           on the first $250 million
      ------------------------------------------
      ------------------------------------------
      0.095%           on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%            on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%              on assets in excess of
                                   $1.5 billion

      ------------------------------------------

The Administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the Sub-Administrator will be paid by the Administrator.

The functions performed by the Administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Corporation's governing documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the
  Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of a
  Fund;

o supervision of the preparation of financial reports;

o preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of a Fund; and

o providing advice to the Funds and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

M&I Trust Company, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I
Trust Company receives an annual fee, payable monthly, based on a percentage of a Fund's average aggregate daily net assets.

SUB-CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, the INTERNATIONAL
STOCK FUND'S sub-custodian, has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the Act.
The foreign subcustodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign subcustodians is based on a schedule of charges agreed on from time to time.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

----------------------------------------------------------------------------------------------
FUND NAME         ADVISORY FEE PAID/       BROKERAGE COMMISSIONS    ADMINISTRATIVE FEE PAID
                  ADVISORY FEE WAIVED               PAID

                                          ----------------------------------------------------
              --------------------------------------------------------------------------------
               FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR    FOR THE FISCAL YEAR ENDED
                       AUGUST 31                   ENDED                   AUGUST 31
                                                 AUGUST 31

              --------------------------------------------------------------------------------
              --------------------------------------------------------------------------------
                2000      1999     1998     2000     1999    1998    2000     1999     1998
--------------
              --------------------------------------------------------------------------------
EQUITY        $3,473,234$4,006,15$3,596,32$1,427,90$950,099 $861,07$394,209 $448,829 $403,594
INCOME FUND   $0        $0       $0

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
LARGE-CAP     $3,431,738$2,763,97$2,284,56$597,678 $283,032 $216,53$388,989 $310,828 $256,720
GROWTH &      $0        $0       $0
INCOME FUND

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MID-CAP       $830,465  $1,033,11$1,245,16$464,267 $488,948 $444,00$100,286 $118,865 $139,888
VALUE FUND    $0        $0       $0
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MID-CAP       $3,265,271$1,933,09$1,676,59$369,718 $566,593 $481,87$372,349 $218,644 $188,403
GROWTH FUND   $0        $0       $0

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SMALL-CAP     $1,408,355$997,009 $857,023 $101,852 $226,345 $142,27$181,839 $123,840 $102,843
GROWTH FUND   $0        $0       $0
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
INTERNATIONAL $4,199,792$2,416,97$2,504,14$4,074,36$1,744,04$265,28$367,568 $205,307 $211,050
STOCK FUND    $70,001   $23,525  $0
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
GOVERNMENT    $2,526,119$2,245,72$1,833,35N/A      N/A      N/A    $288,823 $253,421 $205,934
INCOME FUND   $336,816  $291,548 $272,859

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
INTERMEDIATE  $3,614,062$3,565,32$3,105,55N/A      N/A      N/A    $509,173 $498,835 $435,828
BOND FUND     $361,406  $356,532 $333,362

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
SHORT-TERM    $804,690  $810,216 $846,144 N/A      N/A      N/A    $110,380 $112,112 $118,980
INCOME FUND   $455,991  $445,583 $451,276
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
MONEY MARKET  $6,537,447$8,873,53$7,729,52N/A      N/A      N/A    $1,564,93$1,477,38$1,302,763
FUND          $3,064,714$4,436,30$3,846,385
----------------------------------------------------------------------------------------------
N/A - Not applicable

For the fiscal year ended August 31, 2000
                            ---------------------------------
                               FOR THE FISCAL YEAR ENDED

                                    AUGUST 31, 2000

-------------------------------------------------------------
-------------------------------------------------------------
FUND                        12B-1 FEE  SHAREHOLDER SERVICES
                                               FEE/

                                       SHAREHOLDER SERVICES
                                                FEE

                                              WAIVED

-------------------------------------------------------------
-------------------------------------------------------------
EQUITY INCOME FUND          $3,697            $3,697/
                                              $3,697

-------------------------------------------------------------
-------------------------------------------------------------
LARGE-CAP GROWTH & INCOME   $5,115            $5,115/
FUND                                          $5,115
-------------------------------------------------------------
-------------------------------------------------------------
MID-CAP VALUE FUND          $1,769            $1,769/
                                              $1,769

-------------------------------------------------------------
-------------------------------------------------------------
MID-CAP GROWTH FUND         $3,108            $3,108/
                                              $3,108

-------------------------------------------------------------
-------------------------------------------------------------
SMALL-CAP GROWTH FUND       $2,700            $2,700/
                                              $2,700

-------------------------------------------------------------
-------------------------------------------------------------
INTERNATIONAL STOCK FUND    $2,969            $2,969/
                                              $2,969

-------------------------------------------------------------
-------------------------------------------------------------
GOVERNMENT INCOME FUND      $2,544            $2,544/
                                              $2,544

-------------------------------------------------------------
-------------------------------------------------------------
INTERMEDIATE BOND FUND      $3,884            $3,884/
                                              $3,884

-------------------------------------------------------------
-------------------------------------------------------------
SHORT-TERM INCOME FUND      $0                 N/A/
                                                N/A

-------------------------------------------------------------
-------------------------------------------------------------
MONEY MARKET FUND           $411,943         $156,946/
                                                $0

-------------------------------------------------------------

---------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?

---------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a
Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a
$1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period.
The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. The quoted performance data for the SMALL-CAP
GROWTH FUND includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30,
1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that are imposed by the 1940
Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected. Advisor Class shares for the
EQUITY FUNDS and INCOME FUNDS were not offered until December 1998.

YIELD

The MONEY MARKET FUND calculates the yield for Advisor Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by: o determining the net change in the value of a hypothetical account

          with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o     dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The MONEY MARKET FUND's yield for Advisor Class of Shares for the seven-day period ended August 31, 2000, was 6.03%. The yield for the other Funds' shares is calculated by dividing: (i)the net investment income per share earned by a
Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a
12-month period and is reinvested every six months. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

Advisor Class of Shares for the EQUITY and INCOME FUNDS were not offered until
December 1998.

EFFECTIVE YIELD (MONEY MARKET FUND ONLY)

The MONEY MARKET FUND's effective yield for Advisor Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The MONEY MARKET FUND's effective yield for Advisor Class of Shares
(formerly, Class B Shares) for the seven-day period ended August 31, 2000, was
6.21%.

      ------------------------------------------------------------
      FUND                  AVERAGE ANNUAL           YIELD

                             TOTAL RETURN       for the 30-day
                           for the following     period ended
                             periods ended      August 31, 2000
                                 August 31, 2000

                          ----------------------------------------
                          ----------------------------------------
                           ADVISOR CLASS OF    ADVISOR CLASS OF
                                SHARES              SHARES

                                    One Year

                                    Five Year

                                 Since Inception

      ------------------------------------------------------------
      ------------------------------------------------------------
      Equity Income Fund  (8.39%)                    1.07%
                          N/A
                          (1.68%)(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Large-Cap Growth &  9.64%                       N/A
      Income Fund         N/A
                          10.08%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Mid-Cap Value Fund  2.97%                       N/A
                          N/A
                          5.52%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Mid-Cap Growth Fund 62.07%                      N/A
                          N/A
                          44.60%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Small-Cap Growth    47.11%                      N/A
      Fund                N/A
                          23.93%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      International       20.77%                      N/A
      Stock Fund          N/A
                          17.90%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Government Income   0.92%                      5.89%
      Fund                N/A
                          0.21%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Intermediate Bond   1.03%                      6.12%
      Fund                N/A
                          0.55%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Short-Term Income   N/A(c)                      N/A
      Fund
      ------------------------------------------------------------
      ------------------------------------------------------------
      Money Market Fund   5.56%                      6.02%
                          5.11%
                          4.64%(b)

      ------------------------------------------------------------
      A) Reflects period from December 31, 1998 (start of performance) to August
      31, 2000.

B)    December 17, 1992
B)    November 1, 2000

---------------------------------------------------------------------------
PERFORMANCE COMPARISONS

---------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;
o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from sources the Funds believe are reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

o     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST
          INDEX (EAFE) is a market capitalization weighted foreign
          securities index, which is widely used to measure the
          performance of European, Australian and New Zealand and Far
          Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg
          withholding tax. The EAFE is monitored by Capital International,
          S.A., Geneva, Switzerland.

o         LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

o         CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

o         DOW JONES INDUSTRIAL AVERAGE (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

o         STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a
          composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o         RUSSELL 1000 GROWTH INDEX consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

o         RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o         STANDARD & POOR'S RATINGS GROUP SMALL STOCK INDEX is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o         MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than
          1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o     BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a
          financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
          Areas. Account minimums range upward from $2,500 in each
          institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

o         MONEY FUND REPORTTM (formerly, IBC Financial Data) publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and 12 month-to-date investment results for the same money funds.

o     THE S&P/BARRA VALUE INDEX AND THE S&P/BARRA GROWTH INDEX are
          constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500
          Index into value stocks and growth stocks.  The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios.  The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs).  The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the
          S&P 500 Index.  These stocks tend to have lower
          price-to-earnings ratios, high dividend yields, and low
          historical and predicted earnings growth (concentrated in
          energy, utility and financial sectors).  The S&P/BARRA Value and
          S&P/BARRA Growth Indices are capitalization-weighted and
          rebalanced semi-annually.  Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

o     STANDARD & POOR'S MIDCAP 400 STOCK PRICE INDEX, a composite index of
          400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies.  The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index.  Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the
          Standard & Poor's figures.

o         MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
          2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner &
          Smith, Inc.

o         MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better.
          These quality parameters are based on the composites of ratings assigned by Standard & Poor's Corporation and Moody's Investors
          Service, Inc. Only bonds with a minimum maturity of one year are included.

o         MERRILL LYNCH 1-YEAR TREASURY BILL INDEX is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

o         MERRILL LYNCH CORPORATE A-RATED (1-3 YEAR) BOND INDEX is a universe of corporate bonds and notes with maturities between 1-3 years and rated
          A3 or higher.

o     LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include:  non-convertible bonds publicly issued by the U.S. government or its agencies;
          corporate bonds guaranteed by the U.S. government and
          quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.  The average maturity of these bonds approximates nine years.  Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month,
          twelve-month, and ten-year periods and year-to-date.

o         LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a
          universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

o         THE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

o         THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

o         LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National
          Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC),
          and Federal National Mortgage Association (FNMA).

o         LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

o         FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over
          1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o         SEI DATABASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

o         MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

---------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION

---------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market.
Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute (ICI). For example, according to the ICI, thirty-seven percent of
American households are pursuing their financial goals through mutual funds.
These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

---------------------------------------------------------------------------
FINANCIAL STATEMENTS

---------------------------------------------------------------------------

The financial statements for the fiscal year ended August 31, 2000, are incorporated herein by reference from the Funds' Annual Report dated August 31,
2000 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds
Investor Services at 1-414-287-8555 or 1-800-580-FUND (3863).

---------------------------------------------------------------------------

APPENDIX

---------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong. AA--Debt rated
AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR
MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's.
FITCH IBCA, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

NR--NR indicates that Fitch does not rate the specific issue.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated
A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS P-1--Issuers rated
PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH IBCA, INC. SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S MUNICIPAL BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest. MOODY'S INVESTORS
SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

---------------------------------------------------------------------------

ADDRESSES

---------------------------------------------------------------------------
MARSHALL EQUITY INCOME FUND MARSHALL LARGE-CAP GROWTH & INCOME FUND MARSHALL
MID-CAP VALUE FUND MARSHALL MID-CAP GROWTH FUND MARSHALL SMALL-CAP GROWTH FUND
MARSHALL INTERNATIONAL STOCK FUND MARSHALL GOVERNMENT INCOME FUND MARSHALL
INTERMEDIATE BOND FUND MARSHALL SHORT-TERM INCOME FUND MARSHALL MONEY MARKET
FUND

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

---------------------------------------------------------------------------

Distributor

            Federated Securities Corp.          Federated Investors Tower
1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------

Adviser to all Funds

            M&I Investment Management Corp.     1000 North Water Street
                                                Milwaukee, Wisconsin 53202

Sub-Adviser to MARSHALL INTERNATIONAL STOCK FUND

            BPI Global Asset Management LLP     1900 Summit Tower Boulevard
            .                                   Suite 450
                                                Orlando, Florida 32810

---------------------------------------------------------------------------

Custodian

            Marshall & Ilsley Trust Company     1000 North Water Street
                                                Milwaukee, Wisconsin 53202

---------------------------------------------------------------------------

Transfer Agent, Dividend Disbursing Agent and
       Portfolio Accounting Services

            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Shareholder Servicing Agent                           Marshall Funds
Investor Services, a division of                P.O. Box 1348
             Marshall & Ilsley Trust Company    Milwaukee, Wisconsin

53201-1348

---------------------------------------------------------------------------

Legal Counsel                                               Bell, Boyd &
Lloyd       Three First National Plaza                70 West Madison
Street, Suite 3300                                    Chicago, IL
60602-4207

---------------------------------------------------------------------------

Independent Auditors

            Ernst & Young LLP                   200 Clarendon Street
                                                Boston, MA 02116-5072

Marshall Funds Investor Services
1000 North Water Street

Milwaukee, Wisconsin 53202
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http:www.marshallfunds.com

[Logo of Marshall Funds]

The Marshall Funds Family

Investment Information and Prospectus

The Investor Class of Shares
(Class Y)

OCTOBER 31, 2000

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Tax-Free Fund

Marshall Intermediate Bond Fund

Marshall Short-Term Income Fund

Marshall Money Market Fund

[Logo of Marshall Funds]

The Marshall Funds Story

The Marshall Funds offer a full line of investment choices, from money market funds to bond funds to domestic and international equity funds. Backed by a long history of investment management expertise and managed with uncommon discipline, the Marshall Funds’ story is a rich and substantial one. Here’s why:

Experience: The Marshall Funds are backed by the solid reputation and recognized experience of M&I Investment Management Corp., the adviser to the Funds. Managing more than $11.5 billion for corporations, foundations, endowments and individuals--including $5.5 billion of the Marshall Funds--M&I Investment Management Corp. was one of the first bank-sponsored investment advisory firms in the country, founded over 25 years ago. But M&I’s roots go even deeper. In fact, M&I Bank is the oldest financial institution in Wisconsin, celebrating 150 years in 1997.

Discipline: The Marshall Fund family’s hallmark is its highly specialized, style-specific investment approach. By staying "true to the style" of each Fund’s objectives, our experienced managers don’t bend or compromise the rules. That means each Marshall Fund adheres to the philosophy or "mission" of that Fund. This positions the Marshall Funds as excellent components in an asset allocation plan. In other words, if you buy a small-cap growth fund, it will stay a small-cap growth fund. There will be no surprises.

Capability: More than 50 dedicated, experienced investment professionals back up the Marshall Funds. With an average of more than 15 years of industry experience, our portfolio managers have proven their abilities through good markets and bad. To do their jobs, the entire staff leverages state of the art technology, including the best in Portfolio Management Systems, Performance Analysis Services, Trading Systems and Electronic Information Services.

Research: We believe in exhaustive and extensive research to inform investment selections in the Marshall Funds. That’s why M&I portfolio managers and analysts spend a substantial amount of their time in face-to-face meetings with the top management of firms they are analyzing, travelling to companies across the country to evaluate management, operations, strategies and products first-hand. Wall Street analysts’ coverage is studied on a daily basis as well.

Efficiency: The Marshall Funds are managed to help keep costs as low as possible, and the Funds’ expense ratios have dropped below the industry averages for their Fund peer groups as a result of our continued sales efforts and effective expense management.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Not part of the prospectus

[Logo of Marshall Funds]


Investor Class of Shares

(Class Y Shares)

Risk/Return Summary	2
Equity Funds
Marshall Equity Income Fund	3
Marshall Large-Cap Growth &Income Fund	3
Marshall Mid-Cap Value Fund	4
Marshall Mid-Cap Growth Fund	4
Marshall Small-Cap Growth Fund	5
Marshall International Stock Fund	6
Income Funds
Marshall Government Income Fund	7
Marshall Intermediate Bond Fund	7
Marshall Intermediate Tax-Free Fund	8
Marshall Short-Term Income Fund	8
Money Market Fund
Marshall Money Market Fund	9
Fees and Expenses of the Funds	10
Main Risks of Investing in the Marshall Funds	11
Securities Descriptions	14
How to Buy Shares	17
How to Redeem and Exchange Shares	20
Account and Share Information	23
Marshall Funds, Inc. Information	26
Financial Highlights	32


Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
October 31, 2000

Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk/Return Summary of Mutual Funds

[Graphic Representation Omitted--See Appendix]

Equity Funds

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Income Funds

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Intermediate Tax-Free Fund

Marshall Short-Term Income Fund

Money Market Fund

Marshall Money Market Fund

Principal Risks of the Funds

	Stock Market Risks	Sector Risks	Style Risks	Foreign Securities Risks	Debt Securities Risks	Municipal Securities Risks	Asset/Mortgage Backed Securities Risks
Marshall Equity Income Fund	X	X	X
Marshall Large-Cap
Growth & Income Fund	X	X	X
Marshall Mid-Cap Value Fund	X	X	X
Marshall Mid-Cap Growth Fund	X	X	X
Marshall Small-Cap Growth Fund	X	X	X
Marshall International Stock Fund	X	X	X	X
Marshall Government Income Fund					X		X
Marshall Intermediate Bond Fund					X		X
Marshall Intermediate Tax-Free Fund					X	X	X
Marshall Short-Term Income Fund					X		X
Marshall Money Market Fund					X		X

A complete description of these risks can be found in the "Main Risks of Investing in the Marshall Funds" section.

An investment in any of the Marshall Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Funds

[Graphic Representation Omitted--See Appendix]

Marshall Equity Income Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide capital appreciation and above-average dividend income.


Strategy: Fund assets are invested in a broadly-diversified portfolio of common stocks whose market capitalization typically exceeds eight billion dollars. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the Standard & Poor’s 500 Index (S&P 500). The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value.


Annual Total Return (calendar years 1994-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(4Q98)	11.67%
Worst quarter	(3Q99)	(8.61%)
Year-to-date	(3Q00)	3.64%

Average Annual Total Return through 12/31/99*

	1 Year	5 Year	Since 9/30/93 inception
Fund	1.69%	18.44%	14.34%
LEIFI	4.19%	17.80%	14.05%
S&P 500	21.05%	28.56%	22.96%


Marshall Large-Cap Growth & Income Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide capital appreciation and income.

Strategy: Fund assets are invested in a diversified portfolio of common stocks of large-sized companies whose market capitalization typically exceeds $10 billion. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth and also provide dividend income.

Annual Total Return (calendar years 1993-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(4Q98)	22.67%
Worst quarter	(3Q98)	(10.08%)
Year-to-date	(3Q00)	0.76%

Average Annual Total Return through 12/31/99**

	1 Year	5 Year	Since 11/20/92 inception
Fund	18.07%	23.50%	15.79%
LGIFI	11.86%	20.60%	16.71%
S&P 500	21.05%	28.56%	21.57%

*The table shows the Fund’s average annual total returns over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index and the Lipper Equity Income Funds Index (LEIFI), which is an index of funds with similar investment objectives.

**The table shows the Fund’s average annual total returns over a period of years relative to the S&P 500 Index (S&P 500), a broad based market index and the Lipper Growth & Income Funds Index (LGIFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Funds offered by this prospectus are not sold subject to a sales charge (load). Total returns displayed above are based upon net asset value.


Marshall Mid-Cap Value Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide capital appreciation.


Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P 400). As of August 31, 2000, the S&P 400’s range was approximately $250 million to $16 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.


Annual Total Return (calendar years 1994-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(2Q99)	16.73%
Worst quarter	(3Q98)	(13.20%)
Year-to-date	(3Q00)	8.43%

Average Annual Total Return through 12/31/99*

	1 Year	5 Year	Since 9/30/93 inception
Fund	6.14%	14.48%	12.18%
LMCVFI	11.94%	14.88%	11.97%
S&P 400	14.74%	23.05%	17.85%


Marshall Mid-Cap Growth Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide capital appreciation.


Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index (S&P 400). As of August 31, 2000, the S&P 400’s range was approximately $180 million to $14 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the S&P 400. The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

Annual Total Return (calendar years 1994-1999)


[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(4Q99)	41.02%
Worst quarter	(3Q98)	(22.90%)
Year-to-date	(3Q00)	13.83%

Average Annual Total Return through 12/31/99**

	1 Year	5 Year	Since 9/30/93 inception
Fund	61.12%	29.85%	22.40%
LMCGFI	73.72%	28.07%	22.39%
S&P 400	14.74%	23.05%	17.85%

*The table shows the Fund’s average annual total returns over a period of years relative to the S&P 400 Index (S&P 400), a broad based market index and the Lipper Mid-Cap Value Funds Index (LMCVFI), which is an index of funds with similar investment objectives.

**The table shows the Fund’s average annual total returns over a period of years relative to the S&P 400 Index (S&P 400), a broad based market index and the Lipper Mid-Cap Growth Funds Index (LMCGFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Funds offered by this prospectus are not sold subject to a sales charge (load). Total returns displayed above are based upon net asset value.


Marshall Small-Cap Growth Fund1

[Graphic Representation Omitted--See Appendix]

Goal: To provide capital appreciation.


Strategy: Fund assets are invested in a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index (Russell 2000). As of August 31, 2000, the Russell 2000’s range was approximately $80 million to $6 billion, but frequently changes as the market value of the stocks that comprise the Russell 2000 changes or as stocks are added or removed from the Russell 2000. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.


Annual Total Return (calendar years 1996-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(4Q99)	38.36%
Worst quarter	(3Q98)	(27.56%)
Year-to-date	(3Q00)	3.01%

Average Annual Total Return through 12/31/99*

	1 Year	Since 11/1/95 inception
Fund	34.79%	30.86%
LSCFI	41.54%	21.51%
Russell 2000	21.26%	15.05%

1The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund’s commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund’s average annual total return since inception (11/1/95) is 31.20% through 12/31/99. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND'S registration statement became effective on August 30, 1996, adjusted to reflect the SMALL-CAP GROWTH FUND’S expenses. The collective trust was not registered under the Investment Company Act of 1940 ("1940 Act") and was not subject to certain diversification and investment restrictions that are imposed by the 1940 Act and the tax laws applicable to mutual funds. If the collective trust fund had been subject to those requirements and restrictions, the performance may have been adversely affected.

*The table shows the Fund’s average annual total returns over a period of years relative to the Russell 2000 Index (Russell 2000), a broad based market index and the Lipper Small Cap Funds Index (LSCFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Fund offered by this prospectus are not sold subject to a sales charge (load). Total returns displayed above are based upon net asset value.


Marshall International Stock Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide capital appreciation.


Strategy: Fund assets are invested in common stocks of companies located outside the United States. BPI Global Asset Management LLP (BPI) is the sub-adviser of the Fund. BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. BPI identifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.


Annual Total Return (calendar years 1995-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(4Q99)	40.46%
Worst quarter	(3Q98)	(19.06%)
Year-to-date	(3Q00)	(13.84%)

Average Annual Total Return through 12/31/99*

	1 Year	5 Year	Since 9/1/94 inception
Fund	54.46%	18.74%	16.06%
LIFI	37.83%	15.96%	13.41%
EAFE Index	26.96%	12.83%	11.10%

*The table shows the Fund’s average annual total returns over a period of years relative to the Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE Index), which is an index of international stocks, and the Lipper International Funds Index (LIFI), which is an index of funds with similar objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Fund offered by this prospectus are not sold subject to a sales charge (load). Total returns displayed above are based upon net asset value.


Income Funds

[Graphic Representation Omitted--See Appendix]

Marshall Government Income Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide current income.


Strategy: Fund assets are invested in securities issued by the U.S. government and its agencies and instrumentalities, particularly mortgage-backed securities. The Fund will also invest in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to twelve years.


Annual Total Return (calendar years 1993-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(2Q95)	4.92%
Worst quarter	(1Q94)	(2.13%)
Year-to-date	(3Q00)	6.15%

Average Annual Total Return through 12/31/99*

	1 Year	5 Year	Since 12/13/92 inception
Fund	0.45%	6.93%	5.40%
LMI	1.86%	7.98%	6.54%
LUSMI	0.43%	6.89%	5.27%

Marshall Intermediate Bond Fund

[Graphic Representation Omitted--See Appendix]

Goal: To maximize total return consistent with current income.


Strategy: Fund assets are invested in intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser’s strategy to achieve total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to ten years.


Annual Total Return (calendar years 1993-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(2Q95)	4.68%
Worst quarter	(1Q96)	(2.03%)
Year-to-date	(3Q00)	5.79%

Average Annual Total Return through 12/31/99**

	1 Year	5 Year	Since 11/23/92 inception
Fund	1.43%	6.45%	5.15%
LGCI	0.39%	7.10%	6.05%
LSIBF	1.19%	6.41%	5.46%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad based market index and the Lipper U.S. Mortgage Funds Index (LUSMI), an index of funds with similar investment objectives.


**The table shows the Fund’s average annual total returns over a period of years relative to the Lehman Brothers Government/Corporate Intermediate Index (LGCI), a broad based market index and the Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF), an average of funds with similar investment objectives.


As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Funds offered by this prospectus are not sold subject to a sales charge (load). Total returns displayed above are based upon net asset value.


Marshall Intermediate Tax-Free Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.


Strategy: Fund assets are invested in investment-grade municipal securities, which includes debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including the federal alternative minimum tax). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund will maintain an average dollar-weighted portfolio maturity of three to ten years.


Annual Total Return (calendar years 1995-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(1Q95)	4.31%
Worst quarter	(2Q99)	(2.12%)
Year-to-date	(3Q00)	5.53%

Average Annual Total Return through 12/31/99*

	1 Year	5 Year	Since 2/2/94 inception
Fund	(2.00%)	5.07%	3.82%
LB7GOBI	(0.16%)	7.14%	4.69%
LIMI	(1.37%)	5.59%	3.92%


Marshall Short-Term Income Fund

[Graphic Representation Omitted--See Appendix]

Goal: To maximize total return consistent with current income.

Strategy: Fund assets are invested in short- to intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

Annual Total Return (calendar years 1993-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(2Q95)	2.48%
Worst quarter	(2Q94)	0.17%
Year-to-date	(3Q00)	4.30%

Average Annual Total Return through 12/31/99**

	1 Year	5 Year	Since 11/1/92 inception
Fund	4.51%	5.94%	4.97%
LSTIBI	3.14%	6.12%	5.41%
ML13	3.25%	6.59%	5.55%

*The table shows the Fund’s average annual total returns over a period of years relative to the Lehman Brothers 7-Year General Obligations Bond Index (LB7GOBI), a broad based market index and the Lipper Intermediate Municipal Funds Index (LIMI), an average of funds with similar investment objectives.

**The table shows the Fund’s average annual total returns over a period of years relative to the Lipper Short-Term Investment Grade Bond Index (LSTIBI), an average of funds with similar investment objectives and the Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13), a broad-based market index.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Funds offered by this prospectus are not sold subject to a sales charge (load). Total returns displayed above are based upon net asset value.


Money Market Fund

[Graphic Representation Omitted--See Appendix]

Marshall Money Market Fund

[Graphic Representation Omitted--See Appendix]

Goal: To provide current income consistent with stability of principal.


Strategy: Fund assets are invested in high quality, short-term money market instruments. The Adviser uses a "bottom-up" approach, by debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.


Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1993-1999)

[Graphic Representation Omitted--See Appendix]


Total Return
Best quarter	(2Q95)	1.45%
Worst quarter	(2Q93)	0.72%
Year-to-date	(3Q00)	4.55%
7-Day Net Yield
7-Day Net Yield (as of 12/31/99)*	5.66%

Average Annual Total Return through 12/31/1999**

	1 Year	5 Year	Since 11/23/92 inception
Fund	5.04%	5.39%	4.83%
MFRA	4.61%	5.57%	4.44%

*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-580-FUND (3863).

**The table shows the Fund’s average annual total returns over a period of time relative to the Money Fund Report AveragesTM (MFRA) (formerly, IBC Financial Data), an average of money funds with similar objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on a net asset value.


[Graphic Representation Omitted--See Appendix]

Fees and Expenses of the Funds


This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares.

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund
Shareholder Fees (fees paid directly from your investment)*
	None	None	None	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%(2)	0.75%(2)	0.60%(2)	0.60%(2)	0.60%(2)	0.15%(2)
Shareholder Servicing Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%(3)	0.25%(3)	0.25%(3)	0.25%(3)	0.25%
Other Expenses	0.18%	0.19%	0.34%	0.20%	0.31%	0.26%	0.20%	0.16%	0.27%	0.24%	0.11%
Total Annual Fund Operating Expenses(1)	1.18%	1.19%	1.34%	1.20%	1.56%	1.51%	1.20%	1.01%	1.12%	1.09%	0.51%
(1) Although not contractually obligated to do so, the adviser and other service providers waived certain amounts. The net expenses the Funds expect to pay for the fiscal year ending August 31, 2001 are shown below.
Total Annual Fund Operating
Expenses (after waivers)	1.18%	1.19%	1.34%	1.20%	1.56%	1.50%	0.87%	0.72%	0.62%	0.52%	0.46%

The Total Annual Fund Operating Expenses for the Equity Income Fund, Large-Cap Growth & Income Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Growth Fund, International Stock Fund, Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund for the fiscal year ended August 31, 2000 were 1.16%, 1.18%, 1.33%, 1.18%, 1.59%, 1.52%, 1.18%, 0.99%, 1.09%, 1.07%, and 0.60%, respectively. The Total Annual Fund Operating Expenses (after waivers) for the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund for the fiscal year ended August 31, 2000 were 1.50%, 0.85%, 0.70%, 0.60%, 0.50% and 0.44%, respectively.

(2) The adviser expects to voluntarily waive a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fee the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund expect to pay (after the anticipated voluntary waivers) will be 0.99%, 0.65%, 0.54%, 0.33%, 0.26%, and 0.10%, respectively for the fiscal year ending August 31, 2001. The management fees paid by the International Stock Fund, Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund (after the voluntary waivers) were 0.98%, 0.65%, 0.54%, 0.34%, 0.26% and 0.19%, respectively for the fiscal year ended August 31, 2000.

(3) The Shareholder Servicing Fee for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund is expected to be voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the anticipated voluntary reduction), will be 0.02% for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund for the fiscal year ending August 31, 2001. The Shareholder Servicing Fee (after the voluntary reduction) was 0.02% for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free Fund and Short-Term Income Fund for the fiscal year ended August 31, 2000.

*Redemptions within 90 days of the purchase are subject to a 2.00% fee, which is retained by the Fund and not the distributor. See "Will I Be Charged a Fee for Redemptions?"

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short-Term Income Fund	Money Market Fund
1 Year	$ 120	$ 121	$ 136	$ 122	$ 159	$ 154	$ 122	$ 103	$ 114	$ 111	$ 52
3 Years	$ 375	$ 378	$ 425	$ 381	$ 493	$ 477	$ 381	$ 322	$ 356	$ 347	$164
5 Years	$ 649	$ 654	$ 734	$ 660	$ 850	$ 824	$ 660	$ 558	$ 617	$ 601	$285
10 Years	$1,432	$1,443	$1,613	$1,455	$1,856	$1,802	$1,455	$1,236	$1,363	$1,329	$640

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.


Main Risks of Investing in the Marshall Funds

[Graphic Representation Omitted--See Appendix]

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds’ Adviser or Sub-adviser believes it is appropriate to do so in light of a Fund’s investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk, but offers the potential for greater reward.

Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies. Therefore, you should expect that investments in the SMALL-CAP GROWTH FUND, the MID-CAP GROWTH FUND and the MID-CAP VALUE FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-capitalization companies, such as the LARGE-CAP GROWTH & INCOME FUND and the EQUITY INCOME FUND.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens’ rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.


Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND’S investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries’ ability to respond to economic downturns or political upheavals.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.


[Graphic Representation Omitted--See Appendix]

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard and Poor's or Baa by Moody's Investors Services, Inc. have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

Debt Securities Risks. Risks of debt securities will affect the INCOME FUNDS.

Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

In addition, longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

The credit quality of a debt security is based upon the issuer’s ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

Debt securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Municipal Securities Risks. An investment in the INTERMEDIATE TAX-FREE FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

[Graphic Representation Omitted--See Appendix]

Securities Descriptions

Equity Securities. Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The EQUITY FUNDS cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.

Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Dollar Rolls. Dollar rolls are transactions where a fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are "to be announced" mortgage backed securities or "TBAs." Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Asset Backed Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.

How to Buy Shares

[Graphic Representation Omitted--See Appendix]

What Do Shares Cost? You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for each of the Funds (other than MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund’s portfolio is valued using market prices.

Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND’s shares may change on days when you cannot purchase or sell the Fund’s shares.

To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds’ Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

How Do I Purchase Shares? You may purchase shares directly from the Funds by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor Services (MFIS) at 1-800-236-FUND (3863).

Trust customers of an M&I Trust Company may purchase shares by contacting their trust account officer.

You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds’ prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Your purchase order must be received by the Funds by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds to get that day’s NAV. Each Fund reserves the right to reject any purchase request. It is the responsibility of MFIS, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.


Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors who are not customers of M&I Trust Companies or M&I Brokerage Services, once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.


[Graphic Representation Omitted--See Appendix]

Fund Purchase Easy Reference Table

[Graphic Representation Omitted--See Appendix]

Minimum Investments

$1,000•To open an Account

$50•To add to an Account (including through a Systematic Investment Program)

[Graphic Representation Omitted--See Appendix]

Phone 1-800-236-FUND (3863)

  Contact Marshall Funds Investor Services (MFIS).
  Complete an application for a new account.
  If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

[Graphic Representation Omitted--See Appendix]

Mail

  To open an account, send your completed account application and check payable to "Marshall Funds" to the following address:

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348

  To add to your existing Fund Account, send in your check, payable to "Marshall Funds", to the same address. Indicate your Fund account number on the check.

[Graphic Representation Omitted--See Appendix]

In Person

  Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to "Marshall Funds" to:

Marshall Funds Investor Services
1000 N. Water Street, 13th Floor
Milwaukee, WI 53202

[Graphic Representation Omitted--See Appendix]

Wire

  Notify MFIS at 1-800-236-FUND (3863) by 12:00 Noon (Central Time) for the MONEY MARKET FUND and 3:00 p.m. (Central Time) for the other Funds. If your purchase order for the MONEY MARKET FUND is received by 12:00 Noon (Central Time) and your wire is received by M&I Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.
  Then wire the money to:

M&I Marshall & Ilsley Bank
ABA Number 075000051


Credit to: Marshall Funds, Deposit Account, Account Number 27480;
Further credit to: Investor Class [Identify name of Fund]
Re: [Shareholder name and account number]


  If a new Account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.
  Mail a completed account application to the Fund at the address above under "Mail."
  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

[Graphic Representation Omitted--See Appendix]

Systematic Investment Program

  You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MFIS receives the order.
  The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.
  Call MFIS at 1-800-236-FUND (3863) to apply for this program.

[Graphic Representation Omitted--See Appendix]

Marshall Funds OnLineSM

  You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the Account and Share Information section.

[Graphic Representation Omitted--See Appendix]

Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares

  If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.
  If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.
  All checks should be made payable to the "Marshall Funds".

[Graphic Representation Omitted--See Appendix]

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Trust customers of M&I Trust Companies should contact their account officer to make redemption requests.

Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS or any Authorized Dealer. It is the responsibility of MFIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund.

Redemption requests for the Funds must be received by 12:00 Noon (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for all other Funds in order for shares to be redeemed at that day’s NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.


Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MFIS or the M&I Trust Companies), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares which have been held for less than 90 days after a purchase (other than through reinvestments of capital gains or dividends). This charge is not applicable to trust or fiduciary customers of M&I affiliates.


Fund Redemption Easy Reference Table

[Graphic Representation Omitted--See Appendix]

Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)
  If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker-dealer, you must contact your account representative.

[Graphic Representation Omitted--See Appendix]

Mail

  Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:


Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, WI 53201-1348


  If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.
  For additional assistance, call 1-800-236-FUND (3863).

[Graphic Representation Omitted--See Appendix]

In Person

  Bring in the written redemption request with the information described in "Mail" above to Marshall Funds Investor Services, 1000 N. Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

[Graphic Representation Omitted--See Appendix]

Wire/Electronic Transfer

  Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.
  Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.
  Wire-transferred redemptions may be subject to an additional fee.
  Redemption requests for the MONEY MARKET FUND must be received by 12:00 Noon (Central Time) if you want the proceeds to be wired the same day.

[Graphic Representation Omitted--See Appendix]

Systematic Withdrawal Program

  If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.
  Contact MFIS to apply for this program.

[Graphic Representation Omitted--See Appendix]

Checkwriting (Money Market Fund Only)
  You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.
  Your check is treated as a redemption order for Fund shares equal to the amount of the check.
  A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."
  Checks cannot be used to close your Fund account balance.
  Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

[Graphic Representation Omitted--See Appendix]

Marshall Funds OnLineSM

  You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in Account and Share Information section.

[Graphic Representation Omitted--See Appendix]

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

  when you want a redemption to be sent to an address other than the one you have on record with a Fund;
  when you want the redemption payable to someone other than the shareholder of record; or
  when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:
  to allow your purchase payment to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.


Exchange Privilege. You may exchange Investor Class of Shares of a Fund for Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.


Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MFIS, you may telephone instructions to MFIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker-dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders. If this occurs, the Fund may terminate a shareholder’s purchase and/or exchange privileges.

[Graphic Representation Omitted--See Appendix]

Account and Share Information

Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Funds, and have signed an OnLineSM Agreement, you may purchase, redeem or exchange shares through the Marshall Funds Internet Site on the World Wide Web (http://www.marshallfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the How to Buy Shares section.

Trust customers of M&I Trust Companies should contact their account officer for information on the availability of transactions over the Internet.

You should contact MFIS at 1-800-236-FUND (3863) to get started. MFIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MFIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases	$50	$100,000
Redemptions	By ACH: $50	By ACH: $50,000
	By wire: $1,000	By wire: $50,000
Exchanges	$50	$100,000

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this prospectus.

You may not change your address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MFIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends of the INCOME FUNDS and MONEY MARKET FUND are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

[Graphic Representation Omitted--See Appendix]

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund's profit derived from the sale of an investment, such as a stock or bond.

If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.

Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.


Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, the Funds offer two classes of shares (three classes for the Money Market and International Stock Funds). All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect their performance.


Tax Information

Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. For taxable investors, Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and MONEY MARKET FUND are expected to be primarily dividends.

It is anticipated that INTERMEDIATE TAX-FREE FUND’S distributions will be primarily dividends that are exempt from federal income tax, although a portion of that Fund’s dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you.

Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

[Graphic Representation Omitted--See Appendix]

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser), to manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.


Adviser’s Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2000, the Adviser had approximately $11.5 billion in assets under management, of which $5.5 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.

Sub-Adviser’s Background. BPI Global Asset Management LLP is a registered investment adviser and provides management for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31, 2000, BPI had approximately $2.3 billion in assets under management. The Sub-Adviser’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.


Portfolio Managers. The EQUITY INCOME FUND is co-managed by Bruce P. Hutson and David J. Abitz. Mr. Hutson has been a vice president of the Adviser since 1973 and a member of the equity policy group since January 1990. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater. Mr. Abitz has been a vice president of the Adviser since January 2000. From January 1997 to August 2000, Mr. Abitz was a senior securities analyst for the EQUITY INCOME FUND. Previously, from March 1995 to January 1997, he was an equity trader for the Adviser. Mr. Abitz is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Oshkosh.

The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O’Connor. Mr. O’Connor has been a vice president of the Adviser since February 1995 when he rejoined the firm after serving as vice president and director of equity research for Arnold Investment Counsel. Prior to joining Arnold, he had been a vice president, portfolio manager, and research analyst with the Adviser from 1979 to 1991. Mr. O’Connor is a Chartered Financial Analyst and holds a bachelor’s degree in Commerce from Santa Clara University and an M.B.A. in Finance from the University of Wisconsin-Madison.

The MID-CAP VALUE FUND is managed by Matthew B. Fahey. Mr. Fahey has been a vice president of the Adviser since 1988. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.


The MID-CAP GROWTH FUND is managed by Michael D. Groblewski. Mr. Groblewski has led the Adviser’s Investment Committee responsible for managing the Mid-Cap Growth Fund since December 1999. Mr. Groblewski, vice president, joined the Adviser in June 1999. From June 1999 to December 1999, he was an analyst for the Mid-Cap Growth Fund and Small-Cap Growth Fund. From April 1996 to June 1999, he was an equity analyst at Cleary, Gull, Reiland and McDevitt. From 1993 to March 1996, he was with Exponential Partners, Inc., where he performed valuations of privately held companies. Mr. Groblewski holds an M.B.A. degree in Finance and International Business from Syracuse University and a B.B.A. degree in Finance from the University of Wisconsin-Madison.

The SMALL-CAP GROWTH FUND is managed by Sean A. McLeod. Mr. McLeod is a Chartered Financial Analyst and earned a B.A. and M.S. in Finance from the University of Wisconsin-Madison. From December 1997 to March 2000, Mr. McLeod was a senior securities analyst for the EQUITY INCOME FUND before joining the SMALL-CAP GROWTH FUND. Prior to joining the Adviser in 1997, Mr. McLeod worked at Strong Capital Management, Inc., where he was an analyst on two growth oriented funds.


The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of the Sub-Adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Freres & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

The GOVERNMENT INCOME FUND is managed by Joseph M. Cullen. Mr. Cullen joined the Adviser in January 1999 and has managed the Fund since that time. He was formerly a portfolio manager at Lincoln Investment Management, Inc. from 1997 to 1998, and was a portfolio analyst from 1991 to 1994. From 1994 to 1997 he was a fixed income portfolio manager at The Boston Company Asset Management, Inc. Mr. Cullen, who is a Chartered Financial Analyst, received a B.A. in Economics with a Minor in Mathematics from Ripon College, and an M.B.A. in Finance from Carnegie Mellon University.

The INTERMEDIATE BOND FUND and SHORT-TERM INCOME FUND are managed by Mark Pittman. Mr. Pittman is a vice president of the Adviser, which he joined in June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-Madison.

The INTERMEDIATE TAX-FREE FUND is managed by John D. Boritzke, who is a vice president of the Adviser responsible for tax-exempt fixed income portfolio management. He joined the Adviser in November 1983. Since 1985, he has been managing tax-exempt fixed income portfolios and common trust funds of Marshall & Ilsley Trust Company. Mr. Boritzke has been a member of the Adviser’s Fixed Income Policy Group since 1985 and has been the Director of the Group since 1998. He is a Chartered Financial Analyst and holds M.B.A. and B.S. degrees from Marquette University.

The MONEY MARKET FUND is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets as follows:


Fund	Advisory Fee
Money Market Fund	0.15%
Short-Term Income Fund	0.60%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Government Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Equity Income Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%


The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, Marshall Funds Investor Services. For each domestic Fund, the annual custody fees are 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on each Fund’s average daily net assets. M&I Trust Company is entitled to receive shareholder services fees directly from the Funds in amounts up to a maximum annual percentage of the Funds’ average daily net assets (ADNA) as follows:


Shareholder Services Fee
Equity Funds	0.25%
Income Funds	0.25%
Money Market Fund	0.25%


As shareholder services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.


M&I Trust is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund’s ADNA as follows:

Maximum Fee	Funds’ ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

All fees of the sub-administrator will be paid by M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.


M&I Trust receives an annual per-account fee which differs among the Funds for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system. M&I Trust also, from time to time, receives reimbursement from the Funds’ distributor and its affiliates for certain expenses incurred in marketing the Funds and for other administrative services on behalf of shareholders.

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

BPI Global Asset Management LLP (BPI) has served as sub-adviser for the Marshall International Stock Fund ("the Fund") since March 29, 1999. Since the Fund’s inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI’s Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI’s and Mr. Jaworski’s historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall International Stock Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE).


	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.
1Q1995 (1)	6.70%	6.46%	5.93%
2Q1995	12.18	11.79	0.73
3Q1995	11.94	11.55	4.17
4Q1995 (2)	4.57	4.20	4.05


(1) Not a full quarter -- excludes performance from 1/1/1995 to 1/31/1995.

(2) Not a full quarter -- excludes performance from 12/1/1995 to 12/31/1995.

Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:


	Gross of Fees	Net of Fees	MSCI-EAFE Performance	The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the MSCI-EAFE for the same period. In addition, the fund's average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the MSCI-EAFE for the same period.
12/1/95 - 12/31/95	4.02%	3.50%	4.03%
1Q1996	5.09	4.72	2.89
2Q1996	5.89	5.52	1.58
3Q1996	1.57	1.21	-0.13
4Q1996	9.54	9.16	1.59
Annual 1996	23.82	22.08	6.05
1Q1997	4.43	4.06	-1.57


Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI’s composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International Stock Fund. The performance information is provided to illustrate BPI’s historical performance in managing similar accounts as measured against the MSCI-EAFE Index.


	Gross of Fees	Net of Fees	MSCI-EAFE Performance

The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) two U.S. International Funds that use multiple subadvisers, one of which is BPI; and (3) several private accounts with various investment restrictions.

1Q1997	N/A	N/A	N/A
2Q1997	16.96%	16.73%	12.98%
3Q1997	8.67	8.54	-0.70
4Q1997	-3.36	-3.48	-7.83
Annual 1997(1)	22.83	22.29	3.40
1Q1998	18.20	18.06	14.71
2Q1998	4.14	4.01	1.06
3Q1998	-12.38	-12.56	-14.21
4Q1998	14.84	14.62	20.66
Annual 1998	23.86	23.06	20.00
1Q1999	0.35	0.15	1.39
2Q1999	6.01	5.75	2.54
3Q1999	4.43	4.16	4.39
4Q1999	41.57	41.25	16.99
Annual 1999	57.43	55.98	26.96
1Q2000	2.08	1.81	-0.11
2Q2000	-10.25	-10.51	-3.96
3Q2000	-4.38	-4.64	-8.07


(1) Not a full year -- excludes performance from 1/1/1997 to 3/31/1997.

BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts -- "Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to June 30, 2000. Information from that date to September 30, 2000 has not been verified by the Marshall Funds or Federated Securities Corp. and is unaudited.


The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun Trust Commingled Fund and BPI institutional accounts included in BPI’s composite differ from the Marshall International Stock Fund, in that they are not subject to:

  the same types of expenses as the Marshall International Stock Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940; and
  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall International Stock Fund.

The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Funds’ Statement of Additional Information contains further information on calculation of average annual total returns.

[Graphic Representation Omitted--See Appendix]


Financial Highlights—Investor Class of Shares


The Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.


The following table has been audited by Ernst & Young LLP, the Funds’ independent auditors for the fiscal year ended August 31, 2000 and August 31, 1999. Their report dated October 13, 2000 is included in the Annual Report for the Funds, which is incorporated by reference. Each of the previous three years were audited by other auditors. This table should be read in conjunction with the Funds’ financial statements and notes thereto, which may be obtained free of charge from the Funds.


Further information about the performance of the Funds is contained in the Funds’ Annual Report dated August 31, 2000, which may be obtained free of charge.

										Ratios to Average Net Assets
Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income/ Operating (Loss)	Net Realized and Unrealized Gain (Loss) on Investments, Collateral, Futures Contracts, and Foreign Currency	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments Futures Contracts, and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver(2)	Net Assets, End of Period (000's Omitted)	Portfolio Turnover Rate
Equity Income Fund
1996	$11.22	0.34	2.00	2.34	(0.35)	(0.21)	(0.56)	$13.00	21.20%	0.98%	2.83%	--	$ 173,402	60%
1997	$13.00	0.33	3.51	3.84	(0.34)	(0.86)	(1.20)	$15.64	30.95%	1.22%	2.31%	--	$ 331,730	61%
1998	$15.64	0.31	(0.19)(3)	0.12	(0.32)	(1.27)	(1.59)	$14.17	0.04%	1.17%	2.01%	--	$ 458,865	69%
1999	$14.17	0.28	3.59	3.87	(0.29)	(1.04)	(1.33)	$16.71	27.92%	1.17%	1.73%	--	$ 537,295	72%
2000	$16.71	0.23	(0.73)	(0.50)	(0.23)	(1.36)	(1.59)	$14.62	(2.80%)	1.16%	1.54%	--	$ 423,845	98%
Large-Cap Growth & Income Fund
1996	$11.64	0.16	1.17	1.33	(0.15)	(0.66)	(0.81)	$12.16	11.56%	0.97%	1.28%	--	$ 251,583	147%
1997	$12.16	0.10	3.76	3.86	(0.12)	(1.94)	(2.06)	$13.96	34.50%	1.23%	0.78%	--	$ 269,607	43%
1998	$13.96	0.06	0.46	0.52	(0.06)	(1.18)	(1.24)	$13.24	3.44%	1.21%	0.40%	--	$ 274,821	33%
1999	$13.24	0.06	5.01	5.07	(0.06)	(0.77)	(0.83)	$17.48	38.98%	1.20%	0.32%	--	$ 407,031	32%
2000	$17.48	0.03	2.72	2.75	(0.02)	(0.99)	(1.01)	$19.22	16.35%	1.18%	0.16%	--	$ 510,195	71%
Mid-Cap Value Fund
1996	$12.08	0.21	0.78	0.99	(0.21)	(0.88)	(1.09)	$11.98	8.53%	0.98%	1.68%	--	$ 195,066	67%
1997	$11.98	0.15	3.05	3.20	(0.15)	(1.89)	(2.04)	$13.14	30.20%	1.23%	1.20%	--	$ 145,143	55%
1998	$13.14	0.10	(0.92)	(0.82)	(0.12)	(1.95)	(2.07)	$10.25	(7.75%)	1.25%	0.96%	--	$ 134,620	59%
1999	$10.25	0.11	2.10	2.21	(0.12)	(0.94)	(1.06)	$11.40	21.92%	1.25%	0.96%	--	$ 128,575	90%
2000	$11.40	0.09	0.79	0.88	(0.05)	(1.38)	(1.43)	$10.85	9.29%	1.33%	0.86%	--	$ 106,569	94%
Mid-Cap Growth Fund
1996	$12.30	(0.06)	2.24	2.18	--	(0.92)	(0.92)	$13.56	18.92%	1.01%	(0.47%)	--	$ 143,236	189%
1997	$13.56	(0.08)	2.56	2.48	--	(1.22)	(1.22)	$14.82	19.14%	1.24%	(0.52%)	--	$ 196,983	211%
1998	$14.82	(0.13)	(0.93)	(1.06)	--	(1.81)	(1.81)	$11.95	(8.77%)	1.23%	(0.79%)	--	$ 187,388	167%
1999	$11.95	(0.11)	6.26	6.15	--	(0.82)	(0.82)	$17.28	53.41%	1.21%	(0.73%)	--	$ 297,249	173%
2000	$17.28	(0.16)(5)	12.00	11.84	--	(1.69)	(1.69)	$27.43	71.91%	1.18%	(0.66%)	--	$ 541,805	108%
Small-Cap Growth Fund
1997(4)	$10.00	(0.08)	2.27	2.19	--	--	--	$12.19	21.90%	1.80%(6)	(0.94%)(6)	--	$ 56,425	183%
1998	$12.19	(0.22)	(1.66)	(1.88)	--	(0.49)	(0.49)	$ 9.82	(16.25%)	1.60%	(1.18%)	--	$ 79,858	139%
1999	$ 9.82	(0.11)	2.69	2.58	--	(0.02)	(0.02)	$12.38	26.30%	1.59%	(0.90%)	--	$ 102,992	219%
2000	$12.38	(0.18)(5)	7.03	6.85	--	(0.41)	(0.41)	$18.82	56.14%	1.59%	(1.03%)	--	$ 159,336	105%
International Stock Fund
1996	$10.16	0.21	0.96	1.17	(0.22)	(0.03)	(0.25)	$11.08	11.71%	1.35%	2.58%	--	$ 143,783	26%
1997	$11.08	0.18	2.29	2.47	(0.26)	(0.09)	(0.35)	$13.20	22.73%	1.59%	1.80%	--	$ 226,849	26%
1998	$13.20	0.26	(1.42)	(1.16)	(0.21)	(0.29)	(0.50)	$11.54	(9.09%)	1.49%	2.01%	--	$ 225,248	24%
1999	$11.54	0.09	2.45	2.54	(0.25)	--	(0.25)	$13.83	22.20%	1.51%	0.79%	0.01%	$ 270,315	182%
2000	$13.83	(0.07)(5)	4.09	4.02	(0.16)	(1.36)	(1.52)	$16.33	28.09%	1.50%	(0.40%)	0.02%	$ 351,242	225%
Government Income Fund
1996	$ 9.51	0.62	(0.24)	0.38	(0.62)	--	(0.62)	$ 9.27	4.02%	0.86%	6.51%	0.19%	$ 138,458	268%
1997	$ 9.27	0.62	0.22	0.84	(0.62)	--	(0.62)	$ 9.49	9.35%	0.86%	6.62%	0.38%	$ 203,642	299%
1998	$ 9.49	0.61	0.21	0.82	(0.61)	--	(0.61)	$ 9.70	8.92%	0.87%	6.38%	0.34%	$ 280,313	353%
1999	$ 9.70	0.54	(0.48)	0.06	(0.54)	--	(0.54)	$ 9.22	0.62%	0.86%	5.69%	0.33%	$ 317,284	232%
2000	$ 9.22	0.57	(0.02)	0.55	(0.57)	--	(0.57)	$ 9.20	6.20%	0.85%	6.28%	0.33%	$ 357,229	192%
Intermediate Bond Fund
1996	$ 9.51	0.58	(0.25)	0.33	(0.58)	--	(0.58)	$ 9.26	3.52%	0.72%	6.14%	0.09%	$ 403,657	201%
1997	$ 9.26	0.58	0.18	0.76	(0.58)	--	(0.58)	$ 9.44	8.42%	0.72%	6.17%	0.31%	$ 398,234	144%
1998	$ 9.44	0.58	0.16	0.74	(0.58)	--	(0.58)	$ 9.60	8.00%	0.71%	6.02%	0.29%	$ 589,669	148%
1999	$ 9.60	0.55	(0.43)	0.12	(0.55)	--	(0.55)	$ 9.17	1.28%	0.71%	5.85%	0.28%	$ 598,970	181%
2000	$ 9.17	0.57	(0.01)	0.56	(0.57)	--	(0.57)	$ 9.16	6.35%	0.70%	6.31%	0.29%	$ 612,980	243%
Intermediate Tax-Free Fund
1996	$ 9.91	0.43	(0.08)	0.35	(0.43)	--	(0.43)	$ 9.83	3.57%	0.61%	4.34%	0.37%	$ 65,927	41%
1997	$ 9.83	0.43	0.21	0.64	(0.43)	--	(0.43)	$10.04	6.67%	0.61%	4.35%	0.54%	$ 88,108	53%
1998	$10.04	0.43	0.29	0.72	(0.43)	--	(0.43)	$10.33	7.31%	0.61%	4.22%	0.51%	$ 101,592	68%
1999	$10.33	0.42	(0.41)	0.01	(0.42)	(0.07)	(0.49)	$ 9.85	0.02%	0.61%	4.11%	0.48%	$ 108,732	53%
2000	$ 9.85	0.43	0.10	0.53	(0.43)	--	(0.43)	$ 9.95	5.58%	0.60%	4.43%	0.49%	$ 95,554	71%
Short-Term Income Fund
1996	$ 9.74	0.62	(0.15)	0.47	(0.62)	--	(0.62)	$ 9.59	4.92%	0.51%	6.16%	0.40%	$ 100,846	144%
1997	$ 9.59	0.63	0.04	0.67	(0.62)	--	(0.62)	$ 9.64	7.20%	0.49%	6.46%	0.59%	$ 148,781	101%
1998	$ 9.64	0.61	(0.03)	0.58	(0.61)	--	(0.61)	$ 9.61	6.22%	0.50%	6.40%	0.55%	$ 133,186	90%
1999	$ 9.61	0.55	(0.21)	0.34	(0.55)	--	(0.55)	$ 9.40	3.59%	0.51%	5.74%	0.56%	$ 134,943	163%
2000	$ 9.40	0.60	(0.19)	0.41	(0.60)	--	(0.60)	$ 9.21	4.46%	0.50%	6.43%	0.57%	$ 122,503	72%
Money Market Fund
1996	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.39%	0.41%	5.29%	0.26%	$1,039,659	--
1997	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.35%	0.41%	5.22%	0.26%	$1,290,659	--
1998	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	5.51%	0.41%	5.37%	0.25%	$1,588,817	--
1999	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)	$ 1.00	4.98%	0.41%	4.86%	0.25%	$1,663,740	--
2000	$ 1.00	0.06	--	0.06	(0.06)	--	(0.06)	$ 1.00	5.88%	0.44%	5.73%	0.16%	$1,776,669	--

(1) Based on the net asset value.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(3) The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, collateral, futures contracts and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(4) Reflects operations for the period from September 3, 1996 (date of initial public investment) to August 31, 1997.

(5) Per share information is based on average shares outstanding.

(6) Computed on an annualized basis.


A Statement of Additional Information (SAI) dated October 31, 2000 is incorporated by reference into this prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management Discussions & Analyses discuss market conditions and investment strategies that significantly affected each Fund’s performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and make inquiries, write to or call Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).

You can obtain information about the Marshall Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)

Internet address: http://www.marshallfunds.com

TDD: Speech and Hearing Impaired Services
1-800-209-3520

Federated Securities Corp.
Distributor

G00714-01 (10/00)
SEC File No. 811-7047

[Logo of Marshall Funds]

[Graphic Representation Omitted--See Appendix]

Marshall Equity Funds

Fund name	Fund manager	Goal	Invests in

Marshall Equity Income Fund	Bruce P. Hutson and David J. Abitz	Capital appreciation and above-average dividend income	Common stocks of companies paying above-average dividends Seeks to construct a diversified portfolio with a yield at least 1% greater than the S&P 500 Index, an unmanaged index of large-cap stocks
Marshall Large-Cap Growth & Income Fund	William J. O’Connor, CFA	Capital appreciation and income	Companies with market caps over $10 billion Companies with a history of growing earnings and growing dividends
Marshall Mid-Cap Value Fund	Matthew B. Fahey	Capital appreciation	Medium-size companies with traditional value characteristics Seeks companies that have underappreciated assets or are involved in company turnarounds or corporate restructuring
Marshall Mid-Cap Growth Fund	Michael D. Grobleski	Capital appreciation	Medium-size companies with high potential growth rates Seeks to invest in successful entrepreneurs
Marshall Small-Cap Growth Fund[1]	Sean A. McLeod	Capital appreciation	Small companies with high potential growth rates[1] Seeks to invest in successful entrepreneurs
Marshall International Stock Fund[2]	Dan Jaworski, CFA BPI Global Asset Management LLP	Capital appreciation	Targets companies outside the U.S. with strong competitive positions and high returns on capital Investment discipline is a blend of growth and value

[Graphic Representation Omitted--See Appendix]

Marshall Income Funds

Fund name	Fund manager	Goal	Invests in
Marshall Government Income Fund	Joseph M. Cullen, CFA	Current income	Securities of the U.S. government and its agencies Uses current and historical interest rate relationships to evaluate market sectors and individual securities
Marshall Intermediate Bond Fund	Mark Pittman, CFA	To maximize total return consistent with current income	Intermediate, investment-grade bonds and notes Selects portfolio securities using macro-economic, credit and market analysis
Marshall Intermediate Tax-Free Fund	John D. Boritzke, CFA	High level of current income exempt from federal income tax as is consistent with preservation of capital
  Investment grade municipal securities providing income exempt from federal income tax
  Selects portfolio securities by evaluating cyclical trends in interest rates and municipal bond supply factors
  Income may be subject to state and local taxes

Marshall Short-Term Income Fund	Mark Pittman, CFA	To maximize total return consistent with current income	Short- to intermediate-term investment grade bonds and notes Selects portfolio securities using macro-economic, credit and market analysis
Marshall Money Market Fund[3]	Richard Rokus, CFA	Current income consistent with stability of principal	High-quality money market securities maturing in 397 days or less Seeks to preserve value of investment at $1.00 per share (although it’s still possible to lose money)

1 Small-cap stocks are less liquid and have historically experienced greater volatility than average.

2 Foreign investing involves special risks due to factors such as increased volatility, currency fluctuation, and differences in auditing and other financial standards.

3 The Fund is not insured nor guaranteed by the FDIC or any other government agency.

For more complete information on the Marshall Funds, please read the attached Prospectus.

M&I Investment Management Corp. is the investment adviser to the Marshall Funds. BPI Global Asset Management LLP is the sub-adviser for the Marshall

International Stock Fund. Federated Securities Corp. is the distributor. The Marshall Funds are available through M&I Brokerage Services, authorized broker-dealers and, for certain accounts, Marshall & Ilsley Trust Companies.

Not part of the prospectus

[Logo of Marshall Funds]

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
800-236-FUND(3863)
TDD: Speech and Hearing Impaired Services
800-209-3520
www.marshallfunds.com
Federated Securities Corp., Distributor G00714-01(10/00)
M&I Investment Management Corp., Investment Adviser
©2000 Marshall Funds, Inc.

                              MARSHALL FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                          THE INVESTOR CLASS OF SHARES

                                    (CLASS Y)

                                October 31, 2000

---------------------------------------------------------------------------

         EQUITY FUNDS                            INCOME FUNDS

---------------------------------------------------------------------------
---------------------------------------------------------------------------
         O MARSHALL EQUITY INCOME FUND           O MARSHALL GOVERNMENT
INCOME FUND

---------------------------------------------------------------------------
         O MARSHALL LARGE-CAP GROWTH & INCOME FUND O  MARSHALL
INTERMEDIATE BOND FUND

---------------------------------------------------------------------------
         O MARSHALL MID-CAP VALUE FUND           O MARSHALL INTERMEDIATE
TAX-FREE FUND

---------------------------------------------------------------------------
---------------------------------------------------------------------------
         O MARSHALL MID-CAP GROWTH FUND          O MARSHALL SHORT-TERM FUND

---------------------------------------------------------------------------
         O MARSHALL SMALL CAP GROWTH FUND

---------------------------------------------------------------------------
         O MARSHALL INTERNATIONAL STOCK FUND     MONEY MARKET FUND

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                 O MARSHALL MONEY MARKET

FUND

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------

    This Statement of Additional Information (SAI) is not a Prospectus. Read
    this SAI in conjunction with the Investor Class of Shares Prospectus for the
    Marshall Funds listed above, dated October 31, 2000. This SAI incorporates by reference the financial statements from the Funds' Annual Report. You may obtain the Prospectus or Annual Report without charge by calling M&I
    Brokerage Services at 1-800-580-FUND (3863), or you can visit the Marshall
    Funds' Internet site on the WorldWide Web at http://www.marshallfunds.com.

    P.O. BOX 1348
    MILWAUKEE, WISCONSIN 53201-1348

G00714-02(10/00)

FEDERATED SECURITIES CORP.
-------------------------------
Distributor

A subsidiary of FEDERATED
INVESTORS, INC.

---------------------------------------------------------------------------

HOW ARE THE FUNDS ORGANIZED?            1

---------------------------------------------------------------------------

---------------------------------------------------------------------------

SECURITIES IN WHICH THE FUNDS INVEST    1

---------------------------------------------------------------------------

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS   3

---------------------------------------------------------------------------

INVESTMENT LIMITATIONS                 13

---------------------------------------------------------------------------

DETERMINING MARKET VALUE OF SECURITIES 16

---------------------------------------------------------------------------

WHAT DO SHARES COST?                   17

---------------------------------------------------------------------------

HOW ARE THE FUND SHARES SOLD?          18
---------------------------------------------------------------------------

HOW TO BUY SHARES                      18

---------------------------------------------------------------------------

ACCOUNT AND SHARE INFORMATION          18

---------------------------------------------------------------------------

WHAT ARE THE TAX CONSEQUENCES?         19

---------------------------------------------------------------------------

WHO MANAGES THE FUNDS?                 20

---------------------------------------------------------------------------

HOW DO THE FUNDS MEASURE PERFORMANCE?  25

---------------------------------------------------------------------------

PERFORMANCE COMPARISONS                28

---------------------------------------------------------------------------

ECONOMIC AND MARKET INFORMATION        30

---------------------------------------------------------------------------

FINANCIAL STATEMENTS                   30

---------------------------------------------------------------------------

APPENDIX                               31
---------------------------------------------------------------------------

ADDRESSES                              34
---------------------------------------------------------------------------

---------------------------------------------------------------------------
HOW ARE THE FUNDS ORGANIZED?

---------------------------------------------------------------------------

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and its eleven investment portfolios. This Statement uses the same terms as defined in the Prospectus. The definitions of the terms series and class in the
Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL)
differ from the meanings assigned to those terms in the Prospectus and this
Statement of Additional Information. The Articles of Incorporation of the
Corporation reconcile this inconsistency in terminology, and provide that the
Prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue
Code.

---------------------------------------------------------------------------
SECURITIES IN WHICH THE FUNDS INVEST

---------------------------------------------------------------------------

Under normal market conditions, the INTERNATIONAL STOCK FUND will invest at least 65% of its assets in equity securities of companies located in at least three different countries outside the United States. Following is a table that indicates which types of securities are a(n): o P = PRINCIPAL investment of a
Fund; (shaded in chart) o A = ACCEPTABLE (but not principal) investment of a
Fund; or o N = NOT AN ACCEPTABLE investment of a Fund.

EQUITY FUNDS

-------------------------------------------------------------------------------------------
SECURITIES                      EQUITY    LARGE-CAP MID-CAP   MID-CAP  SMALL-CAP INTERNATIONAL
                                INCOME    GROWTH &  VALUE     GROWTH   GROWTH    STOCK

                                          INCOME

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS1    A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES2         A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
BANK INSTRUMENTS3                A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
BORROWING4                       A        A         A         A        A         A
---------------------------------
-------------------------------------------------------------------------------------------
COMMON STOCK                     P        P         P         P        P         P
-----------------------------------------------------------------------
---------------------------------                                      --------------------
COMMON STOCK OF FOREIGN          A        A         A         A        A         P
COMPANIES

---------------------------------                   ---------------------------------------
-----------------------------------------------------------------------
CONVERTIBLE SECURITIES           A        A         A         A        A         A
-------------------------------------------------------------------------------------------
---------------------------------                   ---------------------------------------
DEBT OBLIGATIONS                 A        A         A         A        A         A5
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
DERIVATIVE CONTRACTS AND         A        A         A         A        A         A
SECURITIES

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
EUROPEAN DEPOSITARY RECEIPTS     N        N         N         N        N         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FIXED RATE DEBT OBLIGATIONS      A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FLOATING RATE DEBT OBLIGATIONS   A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FOREIGN CURRENCY HEDGING         N        N         N         N        N         A
TRANSACTIONS

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSACTIONS    N        N         N         N        N         A
-----------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FOREIGN SECURITIES6              A        A         A         A        A         P
-------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
FORWARD COMMITMENTS,             A        A         A         A        A         A
WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
FUTURES AND OPTIONS TRANSACTIONS A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
GLOBAL DEPOSITARY RECEIPTS       N        N         N         N        N         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED          A        A         A         A        A         A
SECURITIES7

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
LENDING OF PORTFOLIO SECURITIES  A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES       A        A         A         A        A         A
---------------------------------         -------------------------------------------------
-------------------------------------------------------------------------------------------
PREFERRED STOCKS                 A        A         A         A        A         A
-------------------------------------------------------------------------------------------
---------------------------------         -------------------------------------------------
PRIME COMMERCIAL PAPER8          A        A         A         A        A         A
                                 ----------------------------------------------------------
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS            A        A         A         A        A         A
                                 ----------------------------------------------------------
-------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS    A        A         A         A        A         A
-------------------------------------------------------------------------------------------
                                 ----------------------------------------------------------
SECURITIES OF OTHER INVESTMENT   A        A         A         A        A         A
COMPANIES

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
SWAP TRANSACTIONS                A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES       A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES       A        A         A         A        A         A
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
WARRANTS                         A        A         A         A        A         A
-------------------------------------------------------------------------------------------

INCOME FUNDS AND MONEY MARKET FUND

-------------------------------------------------------------------------------
SECURITIES                  GOVERNMENT INTERMEDIAINTERMEDIASHORT-TERMONEY
                            INCOME     BOND      TAX-FREE  INCOME   MARKET

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES2    P          A         A                  A
                                                                               P

-------------------------------------------------          ---------
----------------------------                     ------------------------------
BANK INSTRUMENTS3           A          A         A         A        P
-------------------------------------------------------------------------------
-------------------------------------------------
BORROWING4                  A          A         A         A        A
----------------------------
-------------------------------------------------------------------------------
DEBT OBLIGATIONS            P          P         P         P        P
-------------------------------------------------------------------------------
----------------------------                     ------------------------------
DEMAND MASTER NOTES         N          A         N         A        P
-------------------------------------------------------------------------------
-------------------------------------------------
DERIVATIVE CONTRACTS AND    A          A         A         A        A
SECURITIES

----------------------------                     ------------------------------
-------------------------------------------------
DOLLAR ROLLS                A          A         A         A        N
----------------------------
-------------------------------------------------------------------------------
FIXED RATE DEBT OBLIGATIONS P          P         P         P        P
-------------------------------------------------------------------------------
-----------------------------------------------------------
FLOATING RATE DEBT          A          A         P         A        P
OBLIGATIONS

---------------------------------------          ----------
-------------------------------------------------------------------------------
FOREIGN MONEY MARKET        A          A         A         A        A
INSTRUMENTS

---------------------------------------          ------------------------------
-------------------------------------------------
FOREIGN SECURITIES6         A          A         N         A        N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
FORWARD COMMITMENTS,        A          A         A         A        A
WHEN-ISSUED AND DELAYED
DELIVERY TRANSACTIONS

----------------------------
-------------------------------------------------------------------------------
FUNDING AGREEMENTS          A          A         A         A        P
-------------------------------------------------------------------------------
-------------------------------------------------
FUTURES AND OPTIONS         A          A         A         A        N
TRANSACTIONS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GUARANTEED INVESTMENT       N          N         N         N        A
CONTRACTS

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED     A          A         A         A        A
SECURITIES7

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
LENDING OF PORTFOLIO        A          A         A         A        A
SECURITIES

----------------------------                     ------------------------------
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES  P          A         N         A        A
-------------------------------------------------------------------------------
----------------------------                     ------------------------------
MUNICIPAL LEASES            A          A         A         A        N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MUNICIPAL SECURITIES        A          A                   A        N
                                                 P

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PARTICIPATION INTERESTS     N          N         A         N        A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
PRIME COMMERCIAL PAPER8     A          A         A         A        P
-------------------------------------------------
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS       A          A         A         A        P
                            ---------------------------------------------------
-------------------------------------------------
REVERSE REPURCHASE          A          A         A         A        A
AGREEMENTS9

-------------------------------------------------------------------------------
SECURITIES OF OTHER         A          A         A         A        A
INVESTMENT COMPANIES

-------------------------------------------------------------------------------
SWAP TRANSACTIONS           A          A         A         A        N
----------------------------
                            ---------------------------------------------------
U.S. GOVERNMENT SECURITIES  P          A         A         A        A
-------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES  A          A         A         A        A
-------------------------------------------------------------------------------
1. ALL FUNDS may invest up to 20% of their respective assets, however, the
INTERNATIONAL STOCK FUND has no limit. 2. The EQUITY FUNDS and INCOME FUNDS may invest in Asset-Backed Securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (securities rated AAA, AA, A or BBB by Standard & Poor's
(S&P) and Fitch IBCA, Inc. (Fitch) and Aaa, Aa, A or Baa by Moody's Investors
Service, Inc. (Moody's)), or if unrated, determined by the Adviser to be of comparable quality. The MONEY MARKET FUND will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the
INCOME FUNDS expect that they might exceed 5% of their respective net assets in these securities.

3. The EQUITY FUNDS and MONEY MARKET FUND may purchase foreign Bank Instruments.
The EQUITY FUNDS (except INTERNATIONAL STOCK FUND) are limited to 5% of total assets. THE INCOME FUNDS may invest in foreign Bank Instruments, although they do not presently intend to do so.

4. The INTERNATIONAL STOCK FUND may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund's net asset value. The Fund may pledge more than 5% of its total assets to secure such borrowings. 5. Must be issued by U.S. corporations and rated in the top four categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

6. The EQUITY FUNDS, except INTERNATIONAL STOCK FUND may only invest up to 5% of their respective net assets in foreign securities other than American Depositary
Receipts.

7. ALL FUNDS may invest up to 15% of their respective assets in illiquid securities except for the MONEY MARKET FUND which is limited to 10%. 8. THE
SMALL-CAP GROWTH FUND may purchase commercial paper rated investment grade by an
NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The
OTHER FUNDS may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. 9. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the MONEY MARKET FUND will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

---------------------------------------------------------------------------
SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

---------------------------------------------------------------------------
As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable. AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United
States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

ASSET-BACKED SECURITIES are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables.
Almost any type of fixed income assets (including other fixed income securities)
may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed securities may also resemble some types of CMOs.

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

BANK INSTRUMENTS. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the
Savings Association Insurance Fund, which are administered by the Federal
Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as
Bank Instruments.

BORROWING. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the MONEY
MARKET FUND AND INTERMEDIATE BOND FUND), and pledge some assets as collateral. A
Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

CORPORATE DEBT SECURITIES are fixed income securities issued by businesses.
Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

CONVERTIBLE SECURITIES. Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of
$12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

CREDIT ENHANCEMENT. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than
10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

CREDIT QUALITY. The fixed income securities in which a Fund invests will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an
NRSRO's four highest ratings. Securities receiving the fourth highest rating
(Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The MONEY MARKET FUND is subject to Rule 2a-7 under the
Investment Company Act of 1940, and will follow the credit quality requirements of the Rule.

COMMERCIAL PAPER AND RESTRICTED AND ILLIQUID SECURITIES. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans)
to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer. The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section
4(2) commercial paper is restricted and is generally sold only to institutional investors, such as a Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section
4(2) commercial paper, thus providing liquidity. The Funds believe that Section
4(2) commercial paper and certain other restricted securities which meet the
Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.

DEMAND FEATURES. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a
Fund to demand payment of the value of the security (plus an accrued interest)
from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

DEMAND MASTER NOTES. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

DEPOSITARY RECEIPTS. American Depositary Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the
U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and
Global Depositary Receipts (GDRs) are receipts, issued by foreign banks or trust companies, or foreign branches of U.S. banks, that represent an interest in shares of either a foreign or U.S. corporation. Depositary Receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

DERIVATIVE CONTRACTS. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying)
securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty. Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

DOLLAR ROLLS are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are to be announced mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

DURATION. Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond's coupon rate; maturity date; and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure. EQUITY SECURITIES are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities.
However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the EQUITY FUNDS invest.

   COMMON STOCKS are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security. WARRANTS provide an option to buy the issuer's stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date.
   Rights are the same as warrants, except they are typically issued to existing stockholders.

FIXED INCOME SECURITIES. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     FIXED RATE DEBT SECURITIES. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10%
     is more valuable to investors when prevailing interest rates are lower;
     therefore, this value is reflected in higher price, or a premium.
     Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     FLOATING RATE DEBT SECURITIES. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR);
     commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

FOREIGN CURRENCY TRANSACTIONS. Foreign currency transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

     FOREIGN CURRENCY HEDGING TRANSACTIONS. Foreign currency hedging transactions are used to protect against foreign currency exchange rate risks. These transactions include: forward foreign currency exchange contracts, foreign currency futures contracts, and purchasing put or call options on foreign currencies. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
     (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward
     Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date. If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund's security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund's assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward
     Contract may be used to buy that foreign currency for a fixed dollar amount, otherwise known as cross-hedging. In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward
     Contracts or to limit any potential risk. The segregated assets will be priced daily. Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.
     Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.
     PURCHASING AND WRITING PUT AND CALL OPTIONS on foreign currencies are used to protect the Fund's portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received.
     The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. These options are traded on
     U.S. and foreign exchanges or over-the-counter.

     EXCHANGE-TRADED FUTURES CONTRACTS are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund's portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign
     Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a
     Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

FOREIGN MONEY MARKET INSTRUMENTS.  Eurodollar Certificates of Deposit
(ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time
Deposits (ETDs) are all U.S. dollar denominated certificates of deposit.
ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks.  YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

FUNDING AGREEMENTS (Agreements), are investment instruments issued by U.S.
insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The MONEY MARKET FUND will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser.
Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the MONEY MARKET FUND may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

FUTURES AND OPTIONS TRANSACTIONS. As a means of reducing fluctuations in its net asset value, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A
Fund's ability to establish and close out futures and options positions depends on this secondary market.

     FUTURES CONTRACTS. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future.
     A futures contract may involve a variety of assets including commodities
     (such as oil, wheat, or corn) or a financial asset (such as a security). A
     Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

     A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.
     MARGIN IN FUTURES TRANSACTIONS. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

     As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market.
     Variation margin does not represent a borrowing or loan by a Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts. A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

     PUT OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may
     purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities. Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost. A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from a Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market.
     If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

     In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in a Fund's interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by a Fund, and has the effect of canceling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

     CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS. A Fund may
     write (sell) listed and over-the-counter call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund's obligation to sell a futures contract costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of a Fund's portfolio securities.

     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option.
     If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities. A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer's) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position.
     When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge. LIMITATION ON OPEN FUTURES POSITIONS. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of aFund's portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     PURCHASING PUT AND CALL OPTIONS ON SECURITIES. A Fund may purchase put options on portfolio securities to protect against price movements in a
     Fund's portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

     WRITING COVERED CALL AND PUT OPTIONS ON SECURITIES. A Fund may write covered call and put options to generate income and thereby protect against price movements in a Fund's portfolio securities. As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S.
     government securities in the amount of any additional consideration). As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

     STOCK INDEX OPTIONS. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

     OVER-THE-COUNTER OPTIONS. Over-the-counter options are two-party contracts with price and other terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. A Fund may generally purchase and write over-the-counter options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on a Fund's portfolio securities or securities indices are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

     RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in a Fund's portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the
     Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a Fund may lose money on the futures contract or option.

     When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with a Fund's custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund.
During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company (M&I Trust
Company), as agent, and reimburse M&I Trust Company for its costs. The Funds and
M&I Trust have applied to the Securities and Exchange Commission for an order that would permit M&I Trust Company to charge, and the Funds to pay, market-based compensation for M&I Trust Company's services as securities lending agent.

SECURITIES LENDING RISKS. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, a
Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.

MORTGAGE-BACKED SECURITIES represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IO prices tend to increase when interest rates rise (and prepayments fall), making
IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance higher rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields.
Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields.
As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate.
In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps
PACs and TACs to control prepayment risk by increasing the risk to their companion classes. Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters)
receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the
Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class
CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the
Internal Revenue Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United
States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. MUNICIPAL SECURITIES are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

    GENERAL OBLIGATION BONDS are supported by the issuer's full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to levy additional taxes may be limited by its charter or state law. SPECIAL REVENUE
    BONDS are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality's general taxes or revenues.
    Therefore, any shortfall in the tolls normally would result in a default on the bonds. PRIVATE ACTIVITY BONDS are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to the federal alternative minimum tax. The Funds may invest in bonds subject to the federal alternative minimum tax.

    ANTICIPATION NOTES are securities issued in anticipation of the receipt of taxes, grants, bond proceeds or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds. TAX INCREMENT FINANCING BONDS are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:
o     TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
o     TANs:  tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes
o     RANs:   revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues
o     BANs: bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds
o     municipal commercial paper and other short-term notes
o     variable rate demand notes
o     industrial development bonds
o     municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases
o     construction loan notes insured by the Federal Housing
      Administration and financed by Fannie Mae or Ginnie Mae; and
o     participation, trust and partnership interests in any of the foregoing obligations.

Diversification of the Intermediate Tax-Free Fund's investments is obtained geographically by purchasing issues of Municipal Securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Funds' acceptable quality criteria.

     MUNICIPAL LEASES. A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

     The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to the Funds' ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee's general credit strength; (11)
     the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

     VARIABLE RATE MUNICIPAL SECURITIES. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate Municipal Securities than for fixed rate obligations.
     Many Municipal Securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the
     Fund's demand. For purposes of determining the Funds' average maturity, the maturities of these variable rate demand Municipal Securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security.
The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily.
To the extent that the original seller defaults and does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future a Fund will repurchase the portfolio at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled. SWAP TRANSACTIONS. In a standard swap transaction, two parties agree to exchange (swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on
$10 million principal amount. Neither party to the swap would actually advance
$10 million to the other.

The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds' obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate net asset value at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, a Fund will segregate liquid assets in the full amount accrued on a daily basis of a Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreements related to the transaction.

The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires a Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index.
Interest accrued on the hedged note would then equal or exceed the Funds'
obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund's limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of a Fund's obligations with respect to caps and floors. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a
Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the net asset value of the swap together with the net amount of interest payments owed to a Fund by the defaulting party.
A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

TEMPORARY INVESTMENTS. There may be times when market conditions warrant a defensive position (this rarely applies to the MONEY MARKET FUND). During these market conditions each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (for the
INTERNATIONAL STOCK FUND).

TREASURY SECURITIES are direct obligations of the federal government of the
United States. Investors regard treasury securities as having the lowest credit risk.

WARRANTS give a Fund the option to buy the issuer's stock or other equity securities at a specified price. A Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on a Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

---------------------------------------------------------------------------
FUNDAMENTAL INVESTMENT OBJECTIVE

---------------------------------------------------------------------------

The investment objective of the MARSHALL EQUITY INCOME FUND is to provide capital appreciation and above-average dividend income. The investment objective of the MARSHALL LARGE-CAP GROWTH & INCOME FUND is to provide capital appreciation and income.

The investment objective of the MARSHALL MID-CAP VALUE FUND is to provide capital appreciation. The investment objective of the MARSHALL MID-CAP GROWTH
FUND is to provide capital appreciation.

The investment objective of the MARSHALL SMALL-CAP GROWTH FUND is to provide capital appreciation. The investment objective of the MARSHALL INTERNATIONAL
STOCK FUND is to provide capital appreciation.

The investment objective of the MARSHALL GOVERNMENT INCOME FUND is to provide current income. The investment objective of the MARSHALL INTERMEDIATE BOND FUND is to maximize total return consistent with current income. The investment objective of the MARSHALL INTERMEDIATE TAX-FREE FUND is to provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital. The investment objective of the MARSHALL SHORT-TERM
INCOME FUND is to maximize total return consistent with current income. The investment objective of the MARSHALL MONEY MARKET FUND is to provide current income consistent with stability of principal. The investment objective of the
Funds may not be changed by the Fund's Trustee's without shareholder approval.

---------------------------------------------------------------------------
INVESTMENT LIMITATIONS

---------------------------------------------------------------------------

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the "majority of the outstanding voting securities" of that Fund, as defined by the Investment Company Act.
SELLING SHORT AND BUYING ON MARGIN

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin. ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the MONEY
MARKET FUND, SHORT-TERM INCOME FUND and INTERMEDIATE BOND FUND) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the
INTERNATIONAL STOCK FUND, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the INTERNATIONAL STOCK FUND, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. PLEDGING ASSETS

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

LENDING CASH OR SECURITIES

The Funds will not lend any of their assets except portfolio securities. Except for the INTERNATIONAL STOCK FUND, loans may not exceed one-third of the value of a Fund's total assets. This shall not prevent a Fund from purchasing or holding
U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations. INVESTING IN COMMODITIES

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the INTERMEDIATE BOND FUND, the
SHORT-TERM INCOME FUND and the MONEY MARKET FUND, a Fund may purchase and sell futures contracts and related options, and the INTERNATIONAL STOCK FUND may also enter into forward contracts and related options.

INVESTING IN REAL ESTATE

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a
Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United
States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Under this limitation, the INTERMEDIATE TAX FREE FUND will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
Industrial developments bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets.

CONCENTRATION OF INVESTMENTS

(INTERMEDIATE TAX-FREE FUND ONLY)

The INTERMEDIATE TAX-FREE FUND will not invest 25% or more of the value of its total assets in any one industry, except for temporary defensive purposes, the
Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities.

In addition, the INTERMEDIATE TAX-FREE FUND may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

 (ALL OTHER FUNDS)

A Fund will not invest 25% or more of its total assets in any one industry.
However, investing in U.S. government securities (and domestic bank instruments for the MONEY MARKET FUND) shall not be considered investments in any one industry.

UNDERWRITING

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted (the term restricted does not apply to the INTERMEDIATE
TAX-FREE FUND) securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID AND RESTRICTED SECURITIES

The Funds will not invest more than 15% (10% for the MONEY MARKET FUND) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases).

PURCHASING SECURITIES TO EXERCISE CONTROL

The Funds will not purchase securities of a company for the purpose of exercising control or management.
INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The
Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The MONEY MARKET FUND will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.
INVESTING IN OPTIONS

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment. A Fund will not write call options in excess of 25% of the value of its total assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits)
issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

REGULATORY COMPLIANCE. The MONEY MARKET FUND may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the MONEY MARKET FUND will comply with the various requirements of
Rule 2a-7 under the Act, which regulates money market mutual funds. For example,
Rule 2a-7 generally prohibits the investment of more than 5% of the MONEY MARKET
FUND'S total assets in the securities of any one issuer, although the MONEY
MARKET FUND'S fundamental investment limitation only requires such 5%
diversification with respect to 75% of its assets. The MONEY MARKET FUND will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by
NRSROs, according to Rule 2a-7. The MONEY MARKET FUND may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

OTHER INVESTMENT POLICIES

The following Funds have an investment policy which requires that a Fund invest, under normal market conditions, at least 65% of its total assets (80% of net assets for INTERMEDIATE TAX-FREE FUND) in a particular type of security that is consistent with a Fund's goals and investment strategies. EQUITY INCOME FUND intends to invest at least 65% of its total assets in equity securities that generate dividend income.

LARGE-CAP GROWTH & INCOME FUND intends to invest at least 65% of its total assets in common stocks and preferred stocks of large-sized companies whose market capitalizations generally exceed $10 billion. MID-CAP VALUE FUND intends to invest at least 65% of its total assets in value-oriented common and preferred stocks of medium-sized companies similar in size to those within the
S&P Mid-Cap 400 Index. MID-CAP GROWTH FUND intends to invest at least 65% of its total assets in growth-oriented common stocks of medium-sized companies similar in size to those within the S&P Mid-Cap 400 Index.

SMALL-CAP GROWTH FUND intends to invest at least 65% of its total assets in common and preferred stocks issued by small-sized companies similar in size to those within the Russell 2000 Index.

INTERNATIONAL STOCK FUND intends to invest at least 65% of its total assets in securities of issuers domiciled in at least three different nations outside the
United States, and intends to invest at least 65% of the Fund's total assets in common stocks, preferred stocks and other equity securities.

GOVERNMENT INCOME FUND intends to invest at least 65% of its total assets in
U.S. government securities (not including privately issued mortgage-related securities).

INTERMEDIATE BOND FUND intends to invest at least 65% of its total assets in bonds. INTERMEDIATE TAX-FREE FUND will invest at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax
(including the federal alternative minimum tax). SHORT-TERM INCOME FUND intends to invest at least 65% of its total assets in short- to intermediate-term investment grade bonds and notes.

---------------------------------------------------------------------------
DETERMINING MARKET VALUE OF SECURITIES

---------------------------------------------------------------------------

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Directors have decided that the best method for determining the value of portfolio instruments for the MONEY MARKET FUND is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The MONEY MARKET FUND's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the
Rule) promulgated by the Securities and Exchange Commission under the Act. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.

Under the Rule, the MONEY MARKET FUND is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days'
notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The MONEY MARKET FUND acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies. MONITORING PROCEDURES. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS. The Rule requires that the MONEY MARKET FUND limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more
NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the MONEY MARKET FUND will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.

Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the MONEY MARKET FUND, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the
Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities, at a fair value as determined in good faith by the Board.

The Funds may value securities at prices provided by independent pricing services that may not rely exclusively on quoted prices and may consider:
institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the INTERNATIONAL STOCK FUND values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.
Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the
Directors, although the actual calculation may be done by others.

---------------------------------------------------------------------------
WHAT DO SHARES COST?

---------------------------------------------------------------------------

Except under certain circumstances described in the Prospectus, shares are sold at their net asset value (plus a sales charge) on days the New York Stock
Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How to Buy Shares" and "What Do Shares Cost."

---------------------------------------------------------------------------
HOW ARE THE FUND SHARES SOLD?

---------------------------------------------------------------------------

Under the Distributor's Contract with the Funds, the Distributor (Federated
Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis.
Texas residents must purchase shares of the Funds through M&I Brokerage
Services, Inc. at 1-800-580-FUND (3863), or through any authorized broker-dealer.

SHAREHOLDER SERVICES

M&I Trust Company, through MFIS, is the shareholder servicing agent for the
Funds. As such, MFIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Funds may pay M&I Trust Company for providing shareholder services and maintaining shareholder accounts. M&I Trust Company may select others (including
Federated Shareholder Services, a subsidiary of Federated Investors, Inc.) to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust Company (but not out of Fund assets). The Distributor and/or
M&I Trust Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

---------------------------------------------------------------------------
HOW TO BUY SHARES

---------------------------------------------------------------------------
EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of
1940, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will also be in cash unless the Funds' Directors determine that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the
Funds' Directors deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

---------------------------------------------------------------------------
ACCOUNT AND SHARE INFORMATION

---------------------------------------------------------------------------
VOTING RIGHTS

Shareholders of each Fund are entitled: (i) to one vote per full share of Common
Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of
Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of
Directors will not be able to elect any person or persons to the Board of
Directors.

The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its
By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL
Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

As of October 3, 2000, the following shareholders owned 5% or more of a Fund's outstanding Investor Class of Shares: International Stock Fund - VALLEE, C/O
Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 9,173,859 shares (43.32%); MITRA & Co., C/O Marshall & Ilsley Trust Operations, Milwaukee,
WI, owned approximately 4,663,337 shares (22.02%); MITRA & Co., C/O Marshall &
Ilsley Trust Operations, Milwaukee, WI, owned approximately 3,931,042 shares
(18.56%); and American Express Trust Co., Minneapolis, MN, owned approximately
1,237,263 shares (5.84%). Money Market Fund - MARIL & Co., C/O Marshall & Ilsley
Trust Operations, Milwaukee, WI, owned approximately 1,226,459 shares (64.51%).

Shareholders owning 25% or more of the outstanding shares of a Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

---------------------------------------------------------------------------
WHAT ARE THE TAX CONSEQUENCES?

---------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet the requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Corporation's other portfolios will be separate from those realized by each
Fund.

Each Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that each Fund would realize, and to which the shareholder would be subject, in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the EQUITY Funds if the EQUITY
FUNDS were a regular corporation, and to the extent designated by the EQUITY
FUNDS as so qualifying. Otherwise, these dividends and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

Under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. Dividends of the INTERMEDIATE TAX-FREE FUND representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

FOREIGN INVESTMENTS

Investment income on certain foreign securities purchased by the Funds may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject. The effective rate of foreign tax cannot be predicted since the amount of the Funds' assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from the Funds may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

The Funds may invest in the stock of certain foreign corporations which are classified as Passive Foreign Investment Companies (PFIC). The Funds may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code provisions that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. Shareholders must hold Fund shares for a specified period of time to claim a foreign tax credit. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of a Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Funds expect that only INTERNATIONAL STOCK FUND will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

---------------------------------------------------------------------------
WHO MANAGES THE FUNDS?

---------------------------------------------------------------------------

OFFICERS AND DIRECTORS

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the
Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex.

As of October 3, 2000, the Funds' Board and Officers as a group owned less than
1% of a Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

NAME                                                            AGGREGATE
BIRTHDATE                                                       COMPENSATION
ADDRESS                PRINCIPAL OCCUPATIONS                    FROM
POSITION WITH          FOR PAST 5 YEARS                         CORPORATION
CORPORATION
JOHN DEVINCENTIS       Independent Financial Consultant;            $15,000
--------------------   Retired, formerly, Senior Vice
Age:  66               President of Finance, In-Sink-Erator
c/o Marshall Funds     Division of Emerson Electric.
1000 North Water
Street
Milwaukee, WI

DIRECTOR

JAMES MITCHELL         Group Vice President, Citation               $15,000
Age:  53               Corporation; President and Chief
c/o Marshall Funds     Executive Officer, Interstate Forging
1000 North Water       Industries; Chairman, Ayrshire
Street                 Precision Engineering.
Milwaukee, WI

DIRECTOR

DUANE E. DINGMANN      Retired; formerly President and              $15,000
Age:  69               owner, Trubilt Auto Body, Inc. and
c/o Marshall Funds     Telephone Specialists, Inc.; formerly
1000 North Water       Class B (nonbanking) Director, Ninth
Street Milwaukee, WI   Federal Reserve District,
DIRECTOR               Minneapolis, MN.

BARBARA J. POPE        President, Barbara J. Pope, P.C., a          $15,000
Age:  52               financial consulting firm; President,
c/o Marshall Funds     Sedgwick Street Partners LLC; general
1000 North Water       partner of a private investment
Street                 partnership.
Milwaukee, WI
DIRECTOR

JOHN M. BLASER+        Vice President, M&I Trust Company;                $0
Age:  43               formerly, Partner and Chief Financial
1000 North Water       Officer, Artisan Partners Limited
Street                 Partnership; formerly, Chief
Milwaukee, WI          Financial Officer and Principal
PRESIDENT and          Administrative and Finance Officer,
DIRECTOR               Artisan Funds, Inc.; formerly, Senior
                       Vice President, Kemper Securities.
DAVID W. SCHULZ+       President and Director, M&I                       $0
Age:  42               Investment Management Corp.; Vice
1000 North Water       President, M&I Trust Company.
Street
Milwaukee, WI 53202
DIRECTOR

JO A. DALES            Vice President, M&I Trust Company;                $0
Age:  39               formerly, Senior Audit Manager of
1000 North Water       Marshall & Ilsley Corporation and
Street                 Operations Specialist for Firstar
Milwaukee, WI 53202    Trust Company.

VICE PRESIDENT

ANN K. PEIRICK         Assistant Vice President, M&I Trust               $0
Age:  46               Company; formerly, Senior Financial
1000 North Water       Analyst - Community Bank Finance and
Street                 Manager of Corporate Financial
Milwaukee, WI          Analysis, Bank One, Wisconsin.
TREASURER

BROOKE J. BILLICK      Vice President and Securities                     $0
Age:  46               Counsel, M&I Trust Company, M&I
1000 North Water       Investment Management Corp.;
Street                 formerly, shareholder, Gibbs, Roper,
Milwaukee, WI          Loots & Williams SC.
SECRETARY

ADVISER TO THE FUNDS

The Adviser conducts investment research and makes investment decisions for the
Fund. The Funds' investment adviser is M&I Investment Management Corp.
(Adviser), a wholly owned subsidiary of Marshall & Ilsley Corporation. The
Adviser shall not be liable to the Corporation, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation.
Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have with an issuer.

SUB-ADVISER TO INTERNATIONAL STOCK FUND

BPI Global Asset Management LLP (BPI) is the Sub-Adviser to the INTERNATIONAL
STOCK FUND. It is the Adviser's responsibility to select a Sub-Adviser for the
INTERNATIONAL STOCK FUND that has distinguished itself in its area of expertise in asset management and to review the Sub-Adviser's performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter monitoring BPI's performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI's level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation's Directors whether BPI's contract should be renewed, modified or terminated. The Adviser provides written reports to the Directors regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the
INTERNATIONAL STOCK FUND, except those operations contracted to BPI, the custodian, the transfer agent, and the administrator. Although BPI's activities are subject to oversight by the Directors and officers of the Corporation, neither the Directors, the officers, nor the Adviser evaluates the investment merits of BPI's individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the INTERNATIONAL STOCK FUND, subject to the INTERNATIONAL STOCK FUND'S investment goal, policies and limitations. For its services under the Sub-advisory Agreement, the Sub-Adviser receives a fee at the annual rate of 0.40% of the INTERNATIONAL STOCK FUND'S average daily net assets. The Sub-Adviser is paid by the Adviser and not by the
INTERNATIONAL STOCK FUND. However, BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the
Adviser. BPI, headquartered in Orlando, Florida, provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located in both Canada and the United States, and is an investment adviser registered with the U.S.
Securities and Exchange Commission. BPI was formed in March 1997 as a Delaware limited liability partnership between BPI Global Holdings USA, Inc. (BPI
Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner.
BPI Holdings USA is a wholly-owned subsidiary of BPI Global Holdings, Inc., which is awholly-owned subsidiary of BPI Financial Corporation. Effective August
1999, BPI Financial Corporation became a wholly-owned subsidiary of C.I. Fund
Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada.
JBS is owned by BPI's portfolio managers and its President.

For the fiscal year ended August 31, 2000, the Adviser paid BPI $1,681,155. BPI became Sub-Adviser on March 29, 1999, but was compensated for advisory services beginning May 1, 1999. Prior to March 26, 1999, Templeton Investment Counsel,
Inc. (TICI) served as the INTERNATIONAL STOCK FUND'S former Sub-Adviser. For the period from September 1, 1998 to May 1, 1999 (the effective date of termination of TICI's sub-advisory contract), the Adviser paid TICI $645,806. For the fiscal years ended August 31, 1998 and 1997, the Adviser paid TICI $1,072,613 and
$816,182, respectively.

BANKING LAWS

Banking laws and regulations presently prohibit a bank holding company registered under the federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end management investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, or distributing securities. However, such banking laws and regulations do not prohibit such a holding company, affiliate, or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of such a customer. M&I Corp. is subject to such banking laws and regulations.

M&I Corp. believes, based on the advice of its counsel, that M&I Investment
Management Corp. may perform the services contemplated by the investment advisory agreement with the Corporation without violation of the Glass-Steagall
Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such present or future statutes and regulations, could prevent M&I Investment Management Corp. or M&I Corp. from continuing to perform all or a part of the services described in the Prospectus for its customers and/or the Fund. If M&I Investment Management Corp. and M&I
Corp. were prohibited from engaging in these activities, the Directors would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services then being provided by M&I Investment Management Corp.
and M&I Brokerage Services or MFIS. It is not expected that existing shareholders would suffer any adverse financial consequences if another adviser with equivalent abilities to M&I Investment Management Corp. is found as a result of any of these occurrences.

BROKERAGE TRANSACTIONS

The Adviser and/or BPI may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to a Fund, the
Adviser, or BPI and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services.

The Adviser, BPI, and their affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Research services provided by brokers and dealers may be used by the Adviser and BPI in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the
Adviser, BPI, or their affiliates might otherwise have paid, it would tend to reduce their expenses.

Aggregate total commissions with brokers that provided research were $845,012 on transactions with an aggregate principal value of $542,732,676 during the fiscal year ended August 31, 1999.

ADMINISTRATOR

M&I Trust is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:

      ------------------------------------------
      Maximum Fee                   Funds' ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%           on the first $250 million
      ------------------------------------------
      ------------------------------------------
      0.095%           on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%            on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%              on assets in excess of
                                   $1.5 billion

      ------------------------------------------

The Administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the Sub-Administrator will be paid by the Administrator.

The functions performed by the Administrator include, but are not limited to the following:

o preparation, filing and maintenance of the Corporation's governing documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the
  Corporation's registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

o preparation, negotiation and administration of contracts on behalf of a
  Fund;

o supervision of the preparation of financial reports;

o preparation and filing of federal and state tax returns;

o assistance with the design, development and operation of a Fund; and

o providing advice to the Funds and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.
The fee is based on the level of the Funds' average net assets for the period plus out-of-pocket expenses.

The transfer agent may employ third parties, including M&I Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.

CUSTODIAN

M&I Trust Company, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I
Trust Company receives an annual fee, payable monthly, based on a percentage of a Fund's average aggregate daily net assets.

SUB-CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, the INTERNATIONAL
STOCK FUND'S sub-custodian, has entered into agreements with foreign subcustodians approved by the Directors pursuant to Rule 17f-5 under the Act.
The foreign subcustodians may not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the foreign subcustodians is based on a schedule of charges agreed on from time to time.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

-----------------------------------------------------------------------------------------------
FUND NAME          ADVISORY FEE PAID/      BROKERAGE COMMISSIONS     ADMINISTRATIVE FEE PAID
                  ADVISORY FEE WAIVED               PAID

                                          -----------------------------------------------------
               --------------------------------------------------------------------------------
               FOR THE FISCAL YEAR ENDED    FOR THE FISCAL YEAR     FOR THE FISCAL YEAR ENDED
                       AUGUST 31                   ENDED                    AUGUST 31
                                                 AUGUST 31

               --------------------------------------------------------------------------------
               --------------------------------------------------------------------------------
                 2000     1999     1998     2000    1999    1998     2000     1999     1998
---------------
               --------------------------------------------------------------------------------
EQUITY INCOME  $3,473,23$4,006,15$3,596,32$1,427,90$950,099$861,077$394,209 $448,829 $403,594
FUND           $0       $0       $0

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
LARGE-CAP      $3,431,73$2,763,97$2,284,56$597,678 $283,032$216,531$388,989 $310,828 $256,720
GROWTH &       $0       $0       $0
INCOME FUND

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MID-CAP VALUE  $830,465 $1,033,11$1,245,16$464,267 $488,948$444,003$100,286 $118,865 $139,888
FUND           $0       $0       $0
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MID-CAP        $3,265,27$1,933,09$1,676,59$369,718 $566,593$481,875$372,349 $218,644 $188,403
GROWTH FUND    $0       $0       $0

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
SMALL-CAP      $1,408,35$997,009 $857,023 $101,852 $226,345$142,276$181,839 $123,840 $102,843
GROWTH FUND    $0       $0       $0
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INTERNATIONAL  $4,199,79$2,416,97$2,504,14$4,074,36$1,744,0$265,289$367,568 $205,307 $211,050
STOCK FUND     $70,001  $23,525  $0
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
GOVERNMENT     $2,526,11$2,245,72$1,833,35N/A      N/A     N/A     $288,823 $253,421 $205,934
INCOME FUND    $336,816 $291,548 $272,859

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INTERMEDIATE   $3,614,06$3,565,32$3,105,55N/A      N/A     N/A     $509,173 $498,835 $435,828
BOND FUND      $361,406 $356,532 $333,362

-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INTERMEDIATE   $591,126 $658,570 $570,658 N/A      N/A     N/A     $81,421  $91,361  $80,183
TAX-FREE FUND  $259,854 $277,085 $266,927
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
SHORT-TERM     $804,690 $810,216 $846,144 N/A      N/A     N/A     $110,380 $112,112 $118,980
INCOME FUND    $455,991 $445,583 $451,276
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MONEY MARKET   $6,537,44$8,873,53$7,729,52N/A      N/A     N/A     $1,564,93$1,477,38$1,302,763
FUND           $3,064,71$4,436,30$3,846,385
-----------------------------------------------------------------------------------------------
N/A - Not applicable

N/A - Not applicable

For the fiscal year ended August 31, 2000

----------------------------
--------------------------------------------------
FUND                        SHAREHOLDER SERVICES

                                      FEE/

                              SHAREHOLDER SERVICES

                                       FEE

                                     WAIVED

--------------------------------------------------
--------------------------------------------------
EQUITY INCOME FUND               $1,154,048/
                                       $0

--------------------------------------------------
--------------------------------------------------
LARGE-CAP GROWTH & INCOME        $1,138,798/
FUND                                 $0
--------------------------------------------------
--------------------------------------------------
MID-CAP VALUE FUND                $275,053/
                                       $0

--------------------------------------------------
--------------------------------------------------
MID-CAP GROWTH FUND              $1,085,317/
                                       $0

--------------------------------------------------
--------------------------------------------------
SMALL-CAP GROWTH FUND             $349,389/
                                       $0

--------------------------------------------------
--------------------------------------------------
INTERNATIONAL STOCK FUND          $828,210/
                                       $0

--------------------------------------------------
--------------------------------------------------
GOVERNMENT INCOME FUND            $839,274/
                                    $772,116

--------------------------------------------------
--------------------------------------------------
INTERMEDIATE BOND FUND           $1,501,975/
                                   $1,381,817

--------------------------------------------------
--------------------------------------------------
INTERMEDIATE TAX-FREE FUND        $246,302/
                                    $226,598

--------------------------------------------------
--------------------------------------------------
SHORT-TERM INCOME FUND            $335,288/
                                    $308,465

--------------------------------------------------
--------------------------------------------------
MONEY MARKET FUND                $1,996,661/
                                       $0

--------------------------------------------------

---------------------------------------------------------------------------
HOW DO THE FUNDS MEASURE PERFORMANCE?

---------------------------------------------------------------------------

The Funds may advertise each Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a
Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions. The average annual total return for a Fund shares is the average compounded rate of return for a given period that would equate a
$1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period.
The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions. The quoted performance data for the SMALL-CAP
GROWTH FUND includes the performance of a predecessor collective trust fund for periods before the Fund's registration statement became effective on August 30,
1996, as adjusted to reflect the Fund's expenses. The collective trust fund was not registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain investment restrictions that are imposed by the 1940
Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected. YIELD (ALL FUNDS) AND
TAX-EQUIVALENT YIELD (INTERMEDIATE TAX-FREE FUND ONLY)

The MONEY MARKET FUND calculates the yield for Investor Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by: o determining the net change in the value of a hypothetical account

          with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o     dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The MONEY MARKET FUND's yield for Investor Class of Shares for the seven-day period ended August 31, 2000, was 6.33%. The yield for the other Funds' shares is calculated by dividing: (i)the net investment income per share earned by a
Fund's shares over a thirty-day period; by (ii) the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a
12-month period and is reinvested every six months. The tax equivalent yield for
INTERMEDIATE TAX-FREE FUND shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield for the Funds and in the case of the INTERMEDIATE TAX-FREE FUND, the tax-equivalent yield do not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The INTERMEDIATE TAX-FREE FUND'S tax-equivalent yield for the 30-day period ended August 31, 2000 was 7.32%. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.

EFFECTIVE YIELD (MONEY MARKET FUND ONLY)

The MONEY MARKET FUND's effective yield for Investor Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The MONEY MARKET FUND's effective yield for Investor Class of Shares for the seven-day period ended August 31, 2000, was 6.53%.

      ------------------------------------------------------------
      FUND                  AVERAGE ANNUAL           YIELD

                             TOTAL RETURN       for the 30-day
                           for the following     period ended
                             periods ended      August 31, 2000
                                 August 31, 2000

                          ----------------------------------------
                          ----------------------------------------
                           INVESTOR CLASS OF   INVESTOR CLASS OF
                                SHARES              SHARES

                                    One Year

                                    Five Year

                                 Since Inception

      ------------------------------------------------------------
      ------------------------------------------------------------
      Equity Income Fund  (2.80%)                    1.13%
                          14.57%
                          13.10%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Large-Cap Growth &  16.35%                      N/A
      Income Fund         20.21%
                          15.14%(b)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Mid-Cap Value Fund  9.29%                       N/A
                          11.67%
                          11.93%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Mid-Cap Growth Fund 71.91%                      N/A
                          27.80%
                          23.09%(a)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Small-Cap Growth    56.14%                      N/A
      Fund                N/A
                          15.56%(c)

      ------------------------------------------------------------
      ------------------------------------------------------------
      International       28.09%                      N/A
      Stock Fund          14.30%
                          12.17%(d)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Government Income   6.20%                      6.42%
      Fund                5.77%
                          5.62%(e)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Intermediate Bond   6.35%                      6.67%
      Fund                5.48%
                          5.35%(f)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Intermediate        5.58%                      4.42%
      Tax-Free Fund       4.60%
                          4.33%(g)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Short-Term Income   4.46%                      7.61%
      Fund                5.27%
                          4.90%(g)

      ------------------------------------------------------------
      ------------------------------------------------------------
      Money Market Fund   5.88%                      6.32%
                          5.42%
                          4.94%(f)

      ------------------------------------------------------------
      A) September 30, 1993 B) November 20, 1992 B) November 1, 1995 B)
September 1, 1994 B) December 13, 1992 B) November 23, 1992 B) February 2, 1994
B) November 1, 1992 TAX-EQUIVALENCY TABLE

Set forth below is a sample tax-equivalency table that the INTERMEDIATE TAX-FREE
FUND may use in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the
Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax* and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

TAXABLE YIELD EQUIVALENT FOR 2000 - MULTISTATE MUNICIPAL FUNDS

FEDERAL INCOME TAX         15.00%      28.00%      31.00%      36.00%     39.60%
BRACKET:
Joint Return              $1-43,85$43,851-105,$105,951-161,$161,451-288Over
                                                                         288,350

Single Return             $1-26,25$26,251-63,5$63,551-132,6$132,601-288Over
                                                                         288,350

TAX EXEMPT YIELD:         TAXABLE YIELD EQUIVALENT:

1.00%                       1.18%       1.39%       1.45%       1.56%      1.66%
1.50%                       1.76%       2.08%       2.17%       2.34%      2.48%
2.00%                       2.35%       2.78%       2.90%       3.13%      3.31%
2.50%                       2.94%       3.47%       3.62%       3.91%      4.14%
3.00%                       3.53%       4.17%       4.35%       4.69%      4.97%
3.50%                       4.12%       4.86%       5.07%       5.47%      5.79%
4.00%                       4.71%       5.56%       5.80%       6.25%      6.62%
4.50%                       5.29%       6.25%       6.52%       7.03%      7.45%
5.00%                       5.88%       6.94%       7.25%       7.81%      8.28%
5.50%                       6.47%       7.64%       7.97%       8.59%      9.11%
6.00%                       7.06%       8.33%       8.70%       9.38%      9.93%
6.50%                       7.65%       9.03%       9.42%      10.16%     10.76%
7.00%                       8.24%       9.72%      10.14%      10.94%     11.59%
7.50%                       8.82%      10.42%      10.87%      11.72%     12.42%
8.00%                       9.41%      11.11%      11.59%      12.50%     13.25%
8.50%                      10.00%      11.81%      12.32%      13.28%     14.07%
9.00%                      10.59%      12.50%      13.04%      14.06%     14.90%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
---------------------------------------------------------------------------
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares. *Some portion of the INTERMEDIATE
TAX-FREE FUND'S income may be subject to the federal alternative minimum tax and state and local income taxes.

---------------------------------------------------------------------------
PERFORMANCE COMPARISONS

---------------------------------------------------------------------------

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Funds' shares to certain indices;
o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Funds may compare their performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from sources the Funds believe are reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds' use in advertising may include:

o     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR EAST
          INDEX (EAFE) is a market capitalization weighted foreign
          securities index, which is widely used to measure the
          performance of European, Australian and New Zealand and Far
          Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg
          withholding tax. The EAFE is monitored by Capital International,
          S.A., Geneva, Switzerland.

o         LIPPER, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

o         CONSUMER PRICE INDEX is generally considered to be a measure of inflation.

o         DOW JONES INDUSTRIAL AVERAGE (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

o         STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a
          composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o         RUSSELL 1000 GROWTH INDEX consists of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates.

o         RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o         STANDARD & POOR'S RATINGS GROUP SMALL STOCK INDEX is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

o         MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than
          1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o     BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a
          financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical
          Areas. Account minimums range upward from $2,500 in each
          institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

o         MONEY FUND REPORTTM (formerly, IBC Financial Data) publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its MONEY MARKET INSIGHT publication reports monthly and 12 month-to-date investment results for the same money funds.

o     THE S&P/BARRA VALUE INDEX AND THE S&P/BARRA GROWTH INDEX are
          constructed by Standard & Poor's and BARRA, Inc., an investment technology and consulting company, by separating the S&P 500
          Index into value stocks and growth stocks.  The S&P/BARRA Growth and S&P/BARRA Value Indices are constructed by dividing the stocks in the S&P 500 Index according to their price-to-book ratios.  The S&P/BARRA Growth Index, contains companies with higher price-to-earnings ratios, low dividends yields, and high earnings growth (concentrated in electronics, computers, health care, and drugs).  The Value Index contains companies with lower price-to-book ratios and has 50% of the capitalization of the
          S&P 500 Index.  These stocks tend to have lower
          price-to-earnings ratios, high dividend yields, and low
          historical and predicted earnings growth (concentrated in
          energy, utility and financial sectors).  The S&P/BARRA Value and
          S&P/BARRA Growth Indices are capitalization-weighted and
          rebalanced semi-annually.  Standard & Poor's/BARRA calculates these total return indices with dividends reinvested.

o     STANDARD & POOR'S MIDCAP 400 STOCK PRICE INDEX, a composite index of
          400 common stocks with market capitalizations between $200 million and $7.5 billion in industry, transportation, financial, and public utility companies.  The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index.  Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the
          Standard & Poor's figures.

o         MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and
          2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner &
          Smith, Inc.

o         MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better.
          These quality parameters are based on the composites of ratings assigned by Standard & Poor's Corporation and Moody's Investors
          Service, Inc. Only bonds with a minimum maturity of one year are included.

o         MERRILL LYNCH 1-YEAR TREASURY BILL INDEX is comprised of the most recently issued one-year U.S. Treasury bills. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

o         MERRILL LYNCH CORPORATE A-RATED (1-3 YEAR) BOND INDEX is a universe of corporate bonds and notes with maturities between 1-3 years and rated
          A3 or higher.

o     LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include:  non-convertible bonds publicly issued by the U.S. government or its agencies;
          corporate bonds guaranteed by the U.S. government and
          quasi-federal corporation; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance.  The average maturity of these bonds approximates nine years.  Traced by Lehman Brothers, Inc., the index calculates total return for one-month, three-month,
          twelve-month, and ten-year periods and year-to-date.

o         LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a
          universe of government and corporate bonds rated BBB or higher with maturities between 1-10 years.

o         LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX is a universe of fixed rate securities backed by mortgage pools of Government National
          Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC),
          and Federal National Mortgage Association (FNMA).

o         LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATIONS BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.

o         FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over
          1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o         SEI DATABASE for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

o         MERCER MEIDINGER, INC. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

---------------------------------------------------------------------------
ECONOMIC AND MARKET INFORMATION

---------------------------------------------------------------------------

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market.
Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect a Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company
Institute (ICI). For example, according to the ICI, thirty-seven percent of
American households are pursuing their financial goals through mutual funds.
These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.

---------------------------------------------------------------------------
FINANCIAL STATEMENTS

---------------------------------------------------------------------------

The financial statements for the fiscal year ended August 31, 2000, are incorporated herein by reference from the Funds' Annual Report dated August 31,
2000 (File Nos. 33-48907 and 811-58433). A copy of the Annual Report for a Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds
Investor Services at 1-414-287-8555 or 1-800-580-FUND (3863).

---------------------------------------------------------------------------
APPENDIX

---------------------------------------------------------------------------

STANDARD AND POOR'S BOND RATINGS

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong. AA--Debt rated
AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. PLUS (+) OR
MINUS (-):--The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR--Not rated by Moody's.
FITCH IBCA, INC. LONG-TERM DEBT RATINGS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment.

NR--NR indicates that Fitch does not rate the specific issue. STANDARD AND
POOR'S COMMERCIAL PAPER RATINGS A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted
with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated
A-1.

MOODY'S INVESTORS SERVICES, INC. COMMERCIAL PAPER RATINGS P-1--Issuers rated
PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

FITCH IBCA, INC. SHORT-TERM RATINGS

F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.

STANDARD AND POOR'S MUNICIPAL BOND RATINGS

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong. AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

NR -- NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Plus (+) or minus (-): The ratings AA and A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATINGS AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

NR -- Not rated by Moody's.

Moody's applies numerical modifiers, 1, 2 and 3 in the generic rating classification of Aa and A in its corporate or municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD AND POOR'S MUNICIPAL NOTE RATINGS

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest. MOODY'S INVESTORS
SERVICE, INC. SHORT-TERM DEBT RATINGS MIG1/VMIG1 -- This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

---------------------------------------------------------------------------
ADDRESSES

---------------------------------------------------------------------------
MARSHALL EQUITY INCOME FUND MARSHALL LARGE-CAP GROWTH & INCOME FUND MARSHALL
MID-CAP VALUE FUND MARSHALL MID-CAP GROWTH FUND MARSHALL SMALL-CAP GROWTH FUND
MARSHALL INTERNATIONAL STOCK FUND MARSHALL GOVERNMENT INCOME FUND MARSHALL
INTERMEDIATE BOND FUND MARSHALL INTERMEDIATE TAX-FREE FUND MARSHALL SHORT-TERM
INCOME FUND MARSHALL MONEY MARKET FUND

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

---------------------------------------------------------------------------

Distributor

            Federated Securities Corp.          Federated Investors Tower
1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

---------------------------------------------------------------------------

Adviser to all Funds

            M&I Investment Management Corp.     1000 North Water Street
                                                Milwaukee, Wisconsin 53202

Sub-Adviser to MARSHALL INTERNATIONAL STOCK FUND

            BPI Global Asset Management LLP     1900 Summit Tower Boulevard
            .                                   Suite 450
                                                Orlando, Florida 32810

---------------------------------------------------------------------------

Custodian

            Marshall & Ilsley Trust Company     1000 North Water Street
                                                Milwaukee, Wisconsin 53202

---------------------------------------------------------------------------

Transfer Agent, Dividend Disbursing Agent and
       Portfolio Accounting Services

            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

Shareholder Servicing Agent

Marshall Funds Investor Services, a division of P.O. Box 1348
            Marshall & Ilsley Trust Company     Milwaukee, Wisconsin
53201-1348

---------------------------------------------------------------------------

Legal Counsel

            Bell, Boyd & Lloyd                  Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, IL 60602-4207

-----------------------------------------------------------------------------

Independent Auditors

            Ernst & Young LLP                   200 Clarendon Street
                                                Boston, MA 02116-5072

---------------------------------------------------------------------------

Marshall Funds Investor Services
1000 North Water Street

Milwaukee, Wisconsin 53202
414-287-8555 or 800-236-FUND (3863)
TDD: Speech and Hearing Impaired Services
1-800-236-209-3520
Internet address: http:www.marshallfunds.com

THE ADVISOR CLASS OF SHARES

MARSHALL EQUITY INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 0.5% up to 2%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
1.69%.

MARSHALL LARGE-CAP GROWTH & INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 20%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
18.07%.

MARSHALL MID-CAP VALUE FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 8%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
6.14%.

MARSHALL MID-CAP GROWTH FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 20% up to 80%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
61.12%.

MARSHALL SMALL-CAP GROWTH FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 35%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
34.79%.

MARSHALL INTERNATIONAL STOCK FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 60%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
54.40%.

MARSHALL GOVERNMENT INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 0.05% up to 0.25%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
0.22%.

MARSHALL INTERMEDIATE BOND FUND

The graphic presentation displayed here consists of a bar chart representing the annual total return of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 0.20% up to 1.20%.

The `x' axis represents the calculation period for the last calendar year of the
Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the
Fund's Advisor Class of Shares for the calendar year is stated directly at the top of the respective bar, for the calendar year 1999. The percentage noted is:
1.20%.

MARSHALL SHORT-TERM INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Advisor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999, The percentages noted are: 3.70%, 1.83%, 8.97%, 4.97%, 6.40%, 4.91% and
4.51%, respectively.

MARSHALL MONEY MARKET FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Advisor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 8%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Advisor Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Advisor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999, The percentages noted are: 2.68%, 3.75%, 5.47%, 4.95%, 5.13%, 5.11% and
4.73%, respectively.

THE INVESTOR CLASS OF SHARES

MARSHALL EQUITY INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 35%.

The `x' axis represents calculation periods for the last six calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features six distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1994 through
1999, The percentages noted are: -1.63%, 34.22%, 21.18%, 27.53%, 10.48% and
1.69%, respectively.

MARSHALL LARGE-CAP GROWTH & INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 5% up to 35%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999, The percentages noted are: 3.35%, -5.79%, 33.20%, 14.66%, 26.24%, 26.18%
and 18.07%, respectively.

MARSHALL MID-CAP VALUE FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 5% up to 30%.

The `x' axis represents calculation periods for the last six calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features six distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1994 through
1999, The percentages noted are: 2.08%, 25.39%, 13.91%, 23.78%, 5.15% and 6.14%, respectively.

MARSHALL MID-CAP GROWTH FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 80%.

The `x' axis represents calculation periods for the last six calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features six distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1994 through
1999, The percentages noted are: -5.64%, 33.74%, 20.61%, 22.73%, 15.72% and
61.12%, respectively.

MARSHALL SMALL-CAP GROWTH FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 60%.

The `x' axis represents calculation periods for the last four calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features four distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1996 through
1999, The percentages noted are: 50.38%, 23.18%, 3.41% and 34.79%, respectively.

MARSHALL INTERNATIONAL STOCK FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 60%.

The `x' axis represents calculation periods for the last five calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features five distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1995 through
1999, The percentages noted are: 11.55%, 19.65%, 10.86%, 3.26% and 54.46%, respectively.

MARSHALL GOVERNMENT INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999, The percentages noted are: 5.99%, -2.74%, 16.97%, 3.04%, 8.43%, 6.51% and
0.45%, respectively.

MARSHALL INTERMEDIATE BOND FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999, The percentages noted are: 6.88%, -3.06%, 15.46%, 2.41%, 7.18%, 6.33% and
1.43%, respectively.

MARSHALL INTERMEDIATE TAX-FREE FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "-4%" and increasing in an increment of 4% initially, then 2% and finally up to 12%.

The `x' axis represents calculation periods for the last five calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features five distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1995 through
1999, The percentages noted are: 11.54%, 3.84%, 6.79%, 5.65% and -2.00%, respectively.

MARSHALL SHORT-TERM INCOME FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999, The percentages noted are: 3.70%, 1.83%, 8.97%, 4.97%, 6.40%, 4.91% and
4.51%, respectively.

MARSHALL MONEY MARKET FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1993 through
1999, The percentages noted are: 2.99%, 4.06%, 5.78%, 5.27%, 5.44%, 5.42% and
5.04%, respectively.

INSTITUTIONAL CLASS OF SHARES

MARSHALL MONEY MARKET FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Class of Shares as of the
calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last seven calendar years of the Fund's Institutional Class of Shares, beginning with the earliest year. The light gray shaded chart features seven distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Class Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1993 through 1999, The percentages noted are: 2.99%, 4.06%, 5.78%, 5.27%, 5.44%,
5.42% and 5.04%, respectively.

INSTITUTIONAL CLASS OF SHARES

MARSHALL INTERNATIONAL STOCK FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Institutional Class of Shares as of the
calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 60%.

The `x' axis represents calculation periods for the last five calendar years of the Fund's Institutional Class of Shares, beginning with the earliest year. The light gray shaded chart features five distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Institutional Class Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1999, The percentages noted are: 11.55%, 19.65%, 10.86%, 3.26% and
54.46%, respectively.

INVESTOR CLASS OF SHARES (STANDALONE PROSPECTUS)

MARSHALL INTERNATIONAL STOCK FUND

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Fund's Investor Class of Shares as of the calendar year-ended December 31, 1999.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 10% up to 60%.

The `x' axis represents calculation periods for the last five calendar years of the Fund's Investor Class of Shares, beginning with the earliest year. The light gray shaded chart features five distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Investor Class Shares for the calendar year is stated
directly at the top of each respective bar, for the calendar years 1995 through
1999, The percentages noted are: 11.55%, 19.65%, 10.86%, 3.26% and 54.46%, respectively.

PART C.     OTHER INFORMATION.

Item 23.    EXHIBITS:
            --------

                  (a)   (i)    Conformed copy of Articles of Incorporation of
                               the Registrant; (8)
                        (ii)   Conformed copy of Amendment No. 1 to the
                               Articles of Incorporation; (8)
                        (iii)  Conformed copy of Amendment No. 2 to the
                               Articles of Incorporation; (8)
                        (iv)   Conformed copy of Amendment No. 3 to the
                               Articles of Incorporation; (8)
                        (v)    Conformed copy of Amendment No. 4 to the
                               Articles of Incorporation; (6)
                        (vi)   Conformed copy of Amendment No. 5 to the
                               Articles of Incorporation; (8)
                        (vii)  Conformed copy of Amendment No. 6 to the
                               Articles of Incorporation; (12)
                        (viii) Conformed copy of Amendment No. 7 to the
                               Articles of Incorporation; (14)
                        (ix)   Conformed copy of Amendment No. 8 to the
                               Articles of Incorporation; (18)
(x)   Conformed copy of Amendment No. 9 to the Articles of Incorporation;
                               (21)

                        (xi)   Conformed copy of Amendment No. 10 to the
                               Articles of Incorporation; (23)
(xii) Conformed copy of Amendment No. 11 to the Articles of Incorporation;
                               (25)

                        (xiii) Conformed copy of Amendment No. 12 to the
                               Articles of Incorporation; +

----------------------------------------
+     All exhibits filed electronically.
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed December 28, 1993.  (File Nos.33-48907 and 811-7047).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed October 21, 1994.  (File Nos.
      33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed June 17, 1996.  (File Nos. 33-48907 and 811-7047).
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 on Form N-1A filed August 30, 1996.  (File Nos. 33-48907 and 811-7047).
18.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 22 on Form N-1A filed October 21, 1998.  (File Nos.
      33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 29 on Form N-1A filed October 29, 1999.  (File Nos.
      33-48907 and 811-7047).
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed March 1, 2000.  (File Nos. 33-48907 and 811-7047).
                  (b)   (i)    Copy of By-Laws of the Registrant; (8)
                        (ii)   Copy of Amendment No. 1 to the By-Laws of the
                                Registrant; (19)

                        (iii)  Copy of Amendment No. 2 to the By-Laws of the
                                Registrant; (19)

                  (c)   Copy of Specimen Certificates for Shares of Capital
                        Stock of the Marshall Mid-Cap Growth Fund, Marshall
                        Large-Cap Growth & Income Fund, Marshall Mid-Cap Value
                        Fund, and Marshall Small-Cap Growth Fund; (16)
                  (d)   (i)    Conformed copy of Investment Advisory Contract
                               of the Registrant; (4)
                        (ii)   Conformed copy of Exhibit G of the Investment
                               Advisory Contract of the Registrant; (5)
                        (iii)  Conformed copy of Exhibit H of the Investment
                               Advisory Contract of the Registrant; (5)
                        (iv)   Conformed copy of Exhibit I of the Investment
                               Advisory Contract of the Registrant; (5)
                        (v)    Conformed copy of Exhibit J of the Investment
                               Advisory Contract of the Registrant; (5)
                        (vi)   Conformed copy of Exhibit K of the Investment
                               Advisory Contract of the Registrant; (7)
                        (vii)  Conformed copy of Exhibit L of the Investment
                               Advisory Contract of the Registrant; (7)
                        (viii) Conformed copy of Exhibit M of the Investment
                               Advisory Contract of the Registrant; (12)
                        (ix)   Form of Amendment No. 1 to Exhibit A of the
                               Investment Advisory Contract; (25)
                        (x)    Conformed copy of Federated Management
                               Sub-Advisory Agreement with the Registrant; (7)

----------------------------------------
4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed April 23, 1993.  (File Nos. 33-48907 and 811-7047).
5.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 7 on Form N-1A filed October 29, 1993.  (File Nos. 33-48907 and 811-7047).
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 10 on Form N-1A filed July 1, 1994.  (File Nos.
      33-48907 and 811-7047).
8.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 11 on Form N-1A filed October 21, 1994.  (File Nos.
      33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed June 17, 1996.  (File Nos. 33-
      48907 and 811-7047).
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed August 26, 1997.  (File Nos. 33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed March 1, 2000.  (File Nos. 33-48907 and 811-7047).

                        (xi)   Conformed copy of Templeton Investment Counsel,
                               Inc., Sub-Advisory Agreement with the M & I
                               Investment Management, Inc.; (9)
                        (xii)  Conformed copy of Exhibit N to the Investment
                               Advisory Contract of the Registrant; (14)
                        (xiii) Conformed copy of Subadvisory Contract between
                               M&I Investment Management Corp. and BPI Global
                               Asset Management LLP dated March 29, 1999 (20)
                  (e)   (i)    Conformed copy of Distributor's Contract of the
                               Registrant, including conformed copies of
                               Exhibits A through J; (12)
                        (ii)   Conformed copy of Exhibit K of the Distributor's
                               Contract of the Registrant; (15)
                        (iii)  Conformed copy of Exhibit L of the Distributor's
                               Contract of the Registrant; (21)
                        (iv)   Conformed copy of Exhibit M of the Distributor's
                               Contract of the Registrant; (19)
                        (v)    Conformed copy of Exhibit N to the Distributor's
                                 Contract; (23)

                        (vi)   Form of Exhibit O to the Distributor's Contract;
                               (25)
                  (f)   Not applicable;

----------------------------------------
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 12 on Form N-1A filed December 21, 1994.  (File Nos.
      33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed June 17, 1996.  (File Nos. 33-48907 and 811-7047).
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 17 on Form N-1A filed August 30, 1996.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed December 18, 1996.  (File Nos.
      33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
20.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 25 on Form N-1A filed July 23, 1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 29 on Form N-1A filed October 29, 1999.  (File Nos.
      33-48907 and 811-7047).
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed March 1, 2000.  (File Nos. 33-48907 and 811-7047).

                  (g)   (i)    Conformed copy of Custodian Contract of the
                                 Registrant; (7)

                        (ii)   Copy of Amendment No. 1 to Schedule A of the
                               Sub-Custodian Agreement of the Registrant; (16)
                        (iii)  Copy of Amendment No. 2 to Schedule A of the
                               Sub-Custodian Agreement of the Registrant; (16)
                        (iv)   Copy of Amendment No. 3 to Schedule A of the
                               Sub-Custodian Agreement of the Registrant; (17)
                        (v)    Conformed copy of Sub-Transfer Agency and
                               Services Agreement of the Registrant; (10)
                  (h)   (i)    Conformed copy of Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (11)
                        (ii)   Conformed copy of Amendment No. 1 to
                               Schedule A of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (15)
                        (iii)  Conformed copy of Amendment No. 2 to
                               Schedule A of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (16)
                        (iv)   Conformed copy of Amendment No. 1 to
                               Schedule C of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (15)
                        (v)    Conformed copy of Annex 1 to Amendment No.
                               2 to Schedule C of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (16)
                        (vi)   Conformed copy of Administrative Services
                               Agreement of the Registrant; (7)
                        (vii)  Conformed copy of Amendment No. 1 to the
                               Administrative Services Agreement of the

                                Registrant; (15)

----------------------------------------
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 10 on Form N-1A filed July 1, 1994.  (File Nos.
      33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 on Form N-1A filed December 26, 1995.  (File Nos.
      33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed December 18, 1996.  (File Nos.
      33-48907 and 811-7047).
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed August 26, 1997.  (File Nos. 33-48907 and 811-7047).
17.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 21 on Form N-1A filed October 24, 1997.  (File Nos.
      33-48907 and 811-7047).

                        (viii) Conformed copy of Amendment No. 2 to the
                               Administrative Services Agreement of the

                                Registrant; (16)

                        (ix)   Conformed copy of Sub-Administrative Services
                               Agreement of the Registrant; (24)
                        (x)    Conformed copy of Shareholder Services Agreement
                               of the Registrant on behalf of Marshall Equity
                               Income Fund, Marshall Government Income Fund,
                               Marshall Intermediate Bond Fund, Marshall
                               Intermediate Tax-Free Fund, Marshall
                               International Stock Fund, Marshall Mid-Cap Stock
                               Fund, Marshall Money Market Fund, Marshall
                               Short-Term Income Fund, Marshall Short-Term
                               Tax-Free Fund, Marshall Stock Fund, and Marshall
                               Value Equity Fund; (4)
                        (xi)   Conformed copy of Amendment No. 1 to Schedule A
                               of the Shareholder Services Agreement of the
                               Registrant; (6)
                        (xii)  Conformed copy of Amendment No. 2 to Schedule A
                               of the Shareholder Services Agreement of the
                               Registrant; (7)
                        (xiii) Conformed copy of Amendment No. 3 to Schedule A
                               of the Shareholder Services Agreement of the
                               Registrant; (12)
                        (xiv)  Copy of Amendment No. 1 to Schedule B of the
                               Shareholder Services Agreement of the

                                Registrant; (11)

                        (xv)   Conformed copy of Marshall Funds, Inc. Multiple
                               Class Plan (Marshall Money Market Fund Class A
                               Shares and Class B Shares); (11)

----------------------------------------
4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed April 23, 1993.  (File Nos. 33-48907 and 811-7047).
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed December 28, 1993.  (File Nos.33-48907 and 811-7047).
7.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 10 on Form N-1A filed July 1, 1994.  (File Nos.
      33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 on Form N-1A filed December 26, 1995.  (File Nos.
      33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 15 on Form N-1A filed June 17, 1996.  (File Nos. 33-48907 and 811-7047).
16.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed August 26, 1997.  (File Nos. 33-48907 and 811-7047).
24.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 30 on Form N-1A filed February 9, 2000.  (File Nos.
      33-48907 and 811-7047).

                        (xvi)  Form of Amendment No. 1 to Exhibit E to the
                               Multiple Class Plan (Marshall International
                               Stock Fund Class I Shares and Marshall Money
                               Market Fund Class I Shares); (25)
                        (xvii).Conformed copy of new Shareholder Services
                               Agreement between the Registrant and Marshall &
                               Ilsley Trust Company on behalf of Marshall Equity
                               Income Fund, Marshall Government Income Fund,
                               Marshall Intermediate Bond Fund, Marshall
                               Intermediate Tax-Free Fund, Marshall
                               International Stock Fund, Marshall Mid-Cap Stock
                               Fund, Marshall Short-Term Income Fund, Marshall
                               Small-Cap Stock Fund, Marshall Stock Fund, and
                               Marshall Value Equity Fund; (15)

                        (xviii)Conformed copy of Amendment No.1 to Exhibit 1 of
                               Shareholder Services Agreement of the
                               Registrant; (21)
                        (xix)  Conformed copy of new Shareholder Services
                               Agreement between the Registrant and Marshall &
                               Ilsley Trust Company on behalf of Marshall
                               Short-Term Income Fund, Marshall Government
                               Income Fund, Marshall Intermediate Bond Fund,
                               Marshall Intermediate Tax-Free Fund, Marshall
                               Equity Income Fund, Marshall Large-Cap Growth &
                               Income Fund, Marshall Mid-Cap Growth Fund,
                               Marshall Mid-Cap Value Fund, Marshall
                               International Stock Fund, Marshall Small-Cap
                               Growth Fund, and Marshall Money Market Fund; (23)

                        (xx)   Form of Amendment No. 1 to Exhibit 1 of
                               Shareholder Services Agreement; (25)
                        (xxi)  Conformed copy of Sub-Shareholder Services
                               Agreement of the Registrant; (23)
                        (xxii) Conformed copy of Mutual Funds Service Agreement
                               of the Registrant; (19)
                  (i)   Conformed copy of Opinion and Consent of Counsel
                        as to legality of shares being registered; (4)

----------------------------------------
4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed April 23, 1993.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed December 18, 1996.  (File Nos.
      33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).
23.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 29 on Form N-1A filed October 29, 1999.  (File Nos.
      33-48907 and 811-7047).
25.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 31 on Form N-1A filed March 1, 2000.  (File Nos. 33-48907 and 811-7047).

                  (j)   Conformed Copy of Consent of Independent Auditors;
                        +
                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital
                        Understanding; (11)
                  (m)   (i)    Conformed copy of Distribution Plan of the
                                 Registrant; (4)

                        (ii)   Conformed copy of Exhibit A of the Distribution
                               Plan of the Registrant; (11)
                        (iii)  Conformed copy of Exhibit B of the Distribution
                               Plan of the Registrant; (9)
                        (iv)   Conformed copy of Exhibit C to the Distribution
                               Plan of the Registrant; (15)
                        (v)    Conformed copy of Exhibit D of the Distribution
                               Plan of the Registrant; (21)
                        (vi)   Form of 12b-1 Agreement of the Registrant; (23)
                        (vii)  Copy of Exhibit A to the 12b-1 Agreement of the
                                Registrant; (19)

                        (viii) Copy of Exhibit B to the 12b-1 Agreement of the
                                Registrant; (11)

                        (ix)   Copy of Exhibit C to the Rule 12b-1 Agreement of
                               the Registrant; (13)
                        (x)    Copy of Exhibit D to the 12b-1 Agreement of
                               the Registrant; (21)
                  (n)   Conformed copy of Multiple Class Plan of the
                        Registrant including Exhibits A through D; (19)

----------------------------------------
+     All Exhibits filed electronically.
4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed April 23, 1993.  (File Nos. 33-48907 and 811-7047).
9.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 12 on Form N-1A filed December 21, 1994.  (File Nos.
      33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 on Form N-1A filed December 26, 1995.  (File Nos.
      33-48907 and 811-7047).
13.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 16 on Form N-1A filed July 9, 1996.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed December 18, 1996.  (File Nos.
      33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).

                  (o)   (i)    Conformed copy of Power of Attorney; (+)
                  (p)   (i)   Copy of Marshall Funds Code of Ethics; (26)
                        (ii)  Copy of M&I Investment Management Corp.
            Code of Ethics; (26)
                        (iii) Copy of Code of Ethics for Access Persons. (26)

----------------------------------------
+     All Exhibits filed electronically.
6.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 8 on Form N-1A filed December 28, 1993.  (File Nos.33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 14 on Form N-1A filed December 26, 1995.  (File Nos.
      33-48907 and 811-7047).
22.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed September 2, 1999.  (File Nos.
      33-48907 and 811-7047).
26.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed June 1, 2000.  (File Nos. 33-48907 and 811-7047).

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
            ------------------------------------------------------------

            None

Item 25.....INDEMNIFICATION: (5)
            ---------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:
            --------------------------------------------------------

                      M&I INVESTMENT MANAGEMENT CORP.

(a)  M&I Investment  Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation,  a registered bank holding company headquartered in Milwaukee,  Wisconsin. As of December
     31, 1999, M&I Investment Management Corp. had approximately $11 billion in assets  under  management,  of which $5  billion  is in  Marshall  Funds assets, and has managed  investments for individuals and institutions since its inception in 1973.

     M&I Investment  Management Corp. served as investment adviser to Newton
Money Fund, Newton Income Fund and Newton Growth Fund.

     For further  information about M & I Investment  Mangagement Corp., its officers  and  directors,  response is  incorporated  by  reference to M & I
Investment  Management Corp.'s Form ADV, File No. 801-9118,  dated March 4, 1996 as amended.

                           BPI Global Asset Management, LLP

            (b)  BPI Global Asset Management, LLP ("BPI") is a registered investment adviser and provides management services for
                 investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31,
                 1999, BPI had approximately $2.3 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900
                 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810. For
                 a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or
                 employment of a substantial nature in which a director or
                 officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No.
                 801-53972, dated March 27, 2000.

ITEM 27.  PRINCIPAL UNDERWRITERS:

      (a)...Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following
open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones
& Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government
Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund;
Federated Core Trust; Federated Equity Funds; Federated Equity Income
Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust;
Federated Government Income Securities, Inc.; Federated High Income Bond
Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust;
Federated Income Trust; Federated Index Trust; Federated Institutional
Trust; Federated Insurance Series; Federated International Series, Inc.;
Federated Investment Series Funds, Inc.; Federated Managed Allocation
Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated
Municipal Securities Fund, Inc.; Federated Municipal Securities Income
Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond
Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.;
Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years;
Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility
Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds;
Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal
Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions
Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The
Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds,
Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard B. Fisher             Chairman,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales        --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice             --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.
         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John M. Albert                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy Franklin              Vice President,                      --
Federated Investors Tower     Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Scott Gundersen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ed Koontz                     Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raleigh Peters                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terence Wiles                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charles L. Davis, Jr.         Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Lynn Sherwood-Long            Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

   (c)      Not applicable.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

            MARSHALL FUNDS, INC...........      770 North Water Street
            --------------------
                                                Milwaukee, Wisconsin 53202
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

                                                1000 North Water Street
                                                Milwaukee, WI  53202

            FEDERATED SHAREHOLDER SERVICES      Federated Investors Tower
            ------------------------------
            COMPANY.......................      1001 Liberty Avenue
            -------
            ("Transfer Agent, Dividend          Pittsburgh, PA  15222-3779
            Disbursing Agent, and Portfolio
            Accounting Services")

            FEDERATED ADMINISTRATIVE SERVICES   Federated Investors Tower

            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            M & I INVESTMENT MANAGEMENT CORP.   1000 North Water Street
            ---------------------------------
            ("Adviser")                         Milwaukee, WI  53202

            MARSHALL & ILSLEY TRUST COMPANY     1000 North Water Street
            -------------------------------
            ("Custodian")                       Milwaukee, WI  53202

            BPI GLOBAL ASSET MANAGEMENT, LLP    1900 Summit Tower Blvd.
            --------------------------------
            ("Sub-Adviser")                     Suite 450
                                                Orlando, Florida 32810

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholders meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of October, 2000.

                           MARSHALL FUNDS, INC.

                  BY: /s/ Brooke J. Billick

                  Secretary

                       Attorney in Fact for John M. Blaser
                                October 30, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Brooke J. Billick

    Brooke J. Billick             Attorney In Fact          October 30, 2000
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

John M. Blaser*                   President and Director

Ann K. Peirick*                   Treasurer (Principal
                                  Financial and
                                  Accounting Officer)

John DeVincentis*                 Director

Duane E. Dingmann*                Director

James Mitchell*                   Director

Barbara J. Pope*                  Director

David W. Schulz*                  Director

* By Power of Attorney